PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value
ASSET BACKED SECURITIES — 17.3%
Assurant CLO II Ltd. 2018-1A (3 M ICE LIBOR + 1.040%) 3.801%, 04/20/31 144A @,•	$1,800	$1,768,493
Barings CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.700%) 4.480%, 07/18/29 144A @,•	1,500	1,485,159
Benefit Street Partners CLO VIII Ltd. 2015-8A (3 M ICE LIBOR + 1.100%) 3.861%, 01/20/31 144A @,•	2,500	2,467,675
BlueMountain CLO Ltd. 2015-1 (3 M ICE LIBOR + 1.330%) 4.127%, 04/13/27 144A @,•	1,400	1,400,336
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	476	474,445
Crestline Denali CLO XVI Ltd. 2018-1A (3 M ICE LIBOR + 1.120%) 3.881%, 01/20/30 144A @,•	3,000	2,955,042
DB Master Finance LLC 2015-1A 3.980%, 02/20/45 144A @	1,920	1,917,427
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	492	490,244
Flatiron CLO Ltd. 2013-1A (3 M ICE LIBOR + 2.350%) 5.123%, 01/17/26 144A @,•	2,120	2,122,243
Halcyon Loan Advisors Funding Ltd. 2015-2A (3 M ICE LIBOR + 1.080%) 3.851%, 07/25/27 144A @,•	2,500	2,495,343
Limerock CLO III LLC 2014-3A (3 M ICE LIBOR + 1.200%) 3.961%, 10/20/26 144A @,•	1,662	1,662,690
Mariner CLO LLC 2018-6A (3 M ICE LIBOR + 1.680%) 4.445%, 07/28/31 144A @,•	2,000	1,943,606
Navient Private Education Loan Trust 144A @,• (1 M ICE LIBOR + 1.700%) 4.184%, 11/15/30 2015-A	1,500	1,530,746
(1 M ICE LIBOR + 1.600%) 4.084%, 10/15/31 2014-A	1,499	1,542,395
Ocean Trails CLO V 2014-5A (3 M ICE LIBOR + 1.280%) 4.077%, 10/13/31 144A @,•	2,000	1,976,236
Octagon Investment Partners XIX Ltd. 2014-1A (3 M ICE LIBOR + 2.100%) 4.887%, 04/15/26 144A @,•	2,500	2,499,918
SMB Private Education Loan Trust 2015-C (1 M ICE LIBOR + 1.950%) 4.434%, 08/16/32 144A @,•	2,405	2,489,080
Sound Point CLO V-R Ltd. 2014-1RA (3 M ICE LIBOR + 1.750%) 4.530%, 07/18/31 144A @,•	2,000	1,977,452
Steele Creek CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.600%) 4.387%, 01/15/30 144A @,•	2,081	2,028,534

	Par (000)	Value

Tesla Auto Lease Trust 2018-A 2.970%, 04/20/20 144A @	$500	$499,231
TRESTLES CLO Ltd. 2017-1A (3 M ICE LIBOR + 1.290%) 4.061%, 07/25/29 144A @,•	1,250	1,247,174
Verizon Owner Trust 144A @ 2.220%, 12/20/21 , Series 2017-2A	2,000	1,986,654
2.380%, 04/20/22 , Series 2017-3A	1,000	992,690
Wellfleet CLO 2017-1 Ltd. 2017 (3 M ICE LIBOR + 1.320%) 4.081%, 04/20/29 144A @,•	1,250	1,249,536

TOTAL ASSET BACKED SECURITIES (Cost $41,512,065)		41,202,349

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.4%
BHMS Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%) 3.984%, 07/15/35 144A @,•	2,000	1,998,073
Citigroup Commercial Mortgage Trust Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%) 4.284%, 12/15/36 144A @,•	1,000	1,000,616
COMM Mortgage Trust Series 2014-UBS4 Class XA 1.172%, 08/10/47 •	46,059	1,942,379
FHLMC Multifamily Structured Pass-Through Certificates•
1.623%, 03/25/22 Series K019 Class X1	26,669	1,087,706
3.065%, 08/25/25 Series KC02 Class X1	14,500	2,229,759
FREMF Mortgage Trust 144A @ 5.502%, 04/25/20 Series 2010-K7 Class B •	1,200	1,226,063
3.519%, 08/25/45 Series 2012-K711 Class B •	2,000	1,998,445
3.155%, 04/25/46 Series 2013-K713 Class B •	1,765	1,765,948
5.375%, 12/25/46 Series 2010-K6 Class B •	3,000	3,047,898
3.855%, 01/25/47 Series 2014-K714 Class B •	1,500	1,518,578
5.181%, 02/25/47 Series 2011-K14 Class B •	1,050	1,092,619
3.933%, 06/25/47 Series 2012-K710 Class B •	2,110	2,104,870
3.949%, 08/25/47 Series 2014-K716 Class B •	2,550	2,600,855
3.630%, 11/25/47 , Series 2014-K717 Class C •	1,500	1,508,178
4.417%, 12/25/48 Series 2011-K11 Class B •	1,500	1,531,330
GS Mortgage Securities Corp Trust Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%) 3.734%, 07/15/25 144A @,•	1,987	1,980,619
GS Mortgage Securities Trust Series 2010-C1 5.148%, 08/10/43 144A @	2,000	2,041,668

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class C (1 M ICE LIBOR + 1.360%) 3.844%, 06/15/35 144A @,•	$2,000	$1,994,954
WFRBS Commercial Mortgage Trust Series 2012-C7 Class XA 1.387%, 06/15/45 144A @,•	48,995	1,657,458

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $35,934,242)		34,328,016

CORPORATE BONDS — 57.6%

Advertising — 0.6%
The Interpublic Group of Cos., Inc. 3.500%, 10/01/20	1,500	1,512,929

Aerospace & Defense — 0.4%
United Technologies Corp. 3.350%, 08/16/21	1,000	1,013,377

Agriculture — 1.1%
Altria Group Inc. 3.490%, 02/14/22	1,500	1,523,541
Cargill, Inc. 3.050%, 04/19/21 144A @	1,000	1,006,103

		2,529,644

Airlines — 6.9%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	974	994,382
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 07/15/20 144A @	1,272	1,291,300
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/21 144A @	756	766,953
Continental Airlines Pass Through Trust
7.256%, 09/15/21 1999-2	203	203,559
6.250%, 10/11/21 2012-1 Class B	1,129	1,148,390
7.707%, 10/02/22 2000-2	171	176,690
Delta Air Lines Pass Through Trust
6.875%, 05/07/19 2012-1 Class B 144A @	1,228	1,231,874
8.021%, 02/10/24 2007-1 Class B	818	901,289
Delta Air Lines, Inc.
2.875%, 03/13/20	2,000	1,996,339
3.400%, 04/19/21	1,000	1,004,085
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	2,266	2,312,863
U.S. Airways Pass Through Trust
8.000%, 04/01/21 2012-1 Class B	1,967	2,002,133
6.750%, 12/03/22 , Series 2012-2 Class B	2,342	2,459,769

		16,489,626

	Par (000)	Value

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 3.646%, 04/09/21 •	$1,000	$992,330

Banks — 4.9%
Bank of Montreal 3.100%, 07/13/20	1,500	1,508,773
Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,510,778
Central Fidelity Capital Trust I (3 M ICE LIBOR + 1.000%) 3.787%, 04/15/27 •	1,750	1,601,250
CIT Group, Inc. 4.125%, 03/09/21	1,000	1,012,500
Citibank NA 3.400%, 07/23/21	1,500	1,519,551
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 6.221% µ,•	1,500	1,507,500
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,522,004
Wells Fargo Bank NA (3 M ICE LIBOR + 0.490%) 3.325%, 07/23/21 •	1,500	1,510,349

		11,692,705

Beverages — 1.5%
Constellation Brands, Inc. 2.250%, 11/06/20	2,000	1,980,108
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 144A @	1,500	1,516,145

		3,496,253

Biotechnology — 0.6%
Celgene Corp. 2.875%, 02/19/21	1,500	1,498,235

Building Materials — 0.6%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 3.276%, 03/01/21 •	1,500	1,498,500

Chemicals — 1.3%
CF Industries, Inc. 7.125%, 05/01/20	1,000	1,043,750
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	500	503,005
Methanex Corp. 3.250%, 12/15/19	1,453	1,452,100

		2,998,855

Computers — 0.4%
IBM Credit LLC 3.450%, 11/30/20	1,000	1,011,880

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC 4.450%, 12/16/21	1,000	1,025,701

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Diversified Financial Services — (continued)
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%) 3.788%, 05/02/21 144A @,•	$2,000	$2,009,600
GE Capital International Funding Co. 2.342%, 11/15/20	2,000	1,975,220
USAA Capital Corp. 3.000%, 07/01/20 144A @	2,000	2,010,264

		7,020,785

Electric — 2.7%
CenterPoint Energy, Inc. 3.600%, 11/01/21	1,000	1,014,791
Fortive Corp. 1.800%, 06/15/19	174	173,273
Mississippi Power Co. (3 M ICE LIBOR + 0.650%) 3.259%, 03/27/20 •	1,500	1,499,426
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,501,313
San Diego Gas & Electric Co. 1.914%, 02/01/22	688	670,881
Sempra Energy (3 M ICE LIBOR + 0.500%) 3.287%, 01/15/21 •	1,500	1,487,383

		6,347,067

Entertainment — 0.9%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	2,000	2,038,000

Food — 2.7%
Campbell Soup Co. 3.300%, 03/15/21	2,000	2,012,486
General Mills, Inc. 3.200%, 04/16/21	1,000	1,008,671
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	1,500	1,488,966
Smithfield Foods, Inc. 2.700%, 01/31/20 144A @	2,000	1,985,980

		6,496,103

Healthcare Products — 0.8%
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 3.375%, 03/19/21 •	2,000	1,993,255

Healthcare Services — 3.2%
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	1,985,670
Cigna Corp. 3.200%, 09/17/20 144A @	2,500	2,513,476
Humana, Inc. 2.500%, 12/15/20	1,000	992,386
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	2,021,567

		7,513,099

	Par (000)	Value

Home Builders — 0.4%
Lennar Corp. 2.950%, 11/29/20	$1,000	$993,750

Housewares — 1.8%
DR Horton, Inc. 2.550%, 12/01/20	2,000	1,986,056
Newell Brands, Inc. 5.000%, 11/15/23	2,250	2,256,843

		4,242,899

Internet — 0.7%
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	1,750	1,750,159

Leisure Time — 1.1%
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	1,500	1,498,230
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	1,000	1,081,500

		2,579,730

Lodging — 1.5%
Marriott International, Inc.• (3 M ICE LIBOR + 0.600%) 3.226%, 12/01/20	2,000	2,002,720
(US0003M + 0.650%) 3.245%, 03/08/21	1,500	1,503,757

		3,506,477

Machinery - Diversified — 2.5%
ABB Finance USA, Inc. 2.800%, 04/03/20	1,500	1,500,333
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,517,281
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 2.837%, 03/12/21 •	2,000	1,996,285
Wabtec Corp. (3 M ICE LIBOR + 1.300%) 3.911%, 09/15/21 •	1,000	998,820
		6,012,719

Media — 1.5%
Comcast Corp. 3.450%, 10/01/21	2,000	2,039,441
Fox Corp. 3.666%, 01/25/22 144A @	1,500	1,529,526

		3,568,967

Mining — 0.7%
Teck Resources Ltd. 8.500%, 06/01/24 144A @	1,500	1,608,291

Miscellaneous Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,502,418

Oil & Gas — 2.1%
EOG Resources, Inc. 2.450%, 04/01/20	2,000	1,991,805

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Oil & Gas — (continued)
EQT Corp. 2.500%, 10/01/20	$1,000	$986,371
Phillips 66 (3 M ICE LIBOR + 0.600%) 3.246%, 02/26/21 •	2,000	2,000,047

		4,978,223

Packaging and Containers — 2.1%
Ball Corp. 4.375%, 12/15/20	1,525	1,550,010
Greif, Inc. 7.750%, 08/01/19	1,000	1,015,000
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	969	970,319
Sealed Air Corp. 6.500%, 12/01/20 144A @	1,500	1,560,000

		5,095,329

Pharmaceuticals — 3.6%
Bayer US Finance II LLC 3.500%, 06/25/21 144A @	2,000	2,008,014
CVS Health Corp. (3 M ICE LIBOR + 0.630%) 3.231%, 03/09/20 •	2,000	2,004,550
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,000	1,991,360
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	1,000	995,379
Zoetis, Inc. 3.250%, 08/20/21	1,500	1,509,375

		8,508,678

Pipelines — 1.5%
Energy Transfer Operating LP 7.500%, 10/15/20	1,500	1,596,998
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	2,000	2,004,881

		3,601,879

Retail — 1.9%
Family Dollar Stores, Inc. 5.000%, 02/01/21	1,500	1,542,369
Penske Automotive Group, Inc. 3.750%, 08/15/20	1,500	1,492,500
QVC, Inc. 3.125%, 04/01/19	1,500	1,500,000

		4,534,869

Semiconductors — 1.3%
Analog Devices, Inc. 2.850%, 03/12/20	1,000	1,000,322
Broadcom Inc 3.125%, 04/15/21 144A @	2,000	1,997,640

		2,997,962

Software — 1.9%
Activision Blizzard, Inc. 2.300%, 09/15/21	1,000	986,003

	Par (000)	Value

Software — (continued)
CDK Global, Inc. 3.800%, 10/15/19	$1,500	$1,500,000
VMware, Inc. 2.300%, 08/21/20	2,000	1,981,488

		4,467,491

Telecommunications — 0.5%
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,250	1,249,625

TOTAL CORPORATE BONDS (Cost $137,230,269)		137,342,109

MUNICIPAL BONDS — 3.2%
New York City, New York, Build America Bonds Fiscal 2010 Series H 6.246%, 06/01/35	1,510	1,570,158
State of California, Los Angeles Department of Water & Power, Power System Revenue 6.166%, 07/01/40	2,000	2,086,580
State of Florida, Board of Education Lottery Revenue, Build America Bond, Series 2010B 6.584%, 07/01/29	2,000	2,020,020
University of Texas System, Build America Bond, Series B 6.276%, 08/15/41	2,000	2,024,040

Total MUNICIPAL BONDS (Cost $7,741,766)		7,700,798

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.0%

Fannie Mae Pool — 0.0%
Fannie Mae Pool 4.000%, 06/01/20 (Cost $15,255)	15	15,698

U.S TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Inflation Indexed Bonds
1.375%, 01/15/20	2,328	2,346,966
2.750%, 11/30/20	3,900	3,926,051
0.375%, 07/15/27	4,373	4,339,181
U.S. Treasury Note
1.625%, 04/30/19	1,225	1,224,186
1.625%, 07/31/19	1,750	1,744,941
1.625%, 12/31/19	1,100	1,093,211

Total U.S TREASURY OBLIGATIONS (Cost $14,656,467)		14,674,536

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $6,055,738)	6,055,738	$6,055,738

TOTAL INVESTMENTS — 101.2% (Cost $243,145,802)		241,319,244

Other Assets & Liabilities — (1.2)%		(2,790,923)

TOTAL NET ASSETS — 100.0%		$238,528,321

µ	Perpetual security with no stated maturity date.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $100,910,511, which represents 42.3% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CLO — Collateralized Loan Obligation.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

NA — National Association.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2019 ††
United States	80%
Cayman Islands	12
Canada	3
Cote D’Ivoire (Ivory Coast)	1
Ireland	1
Japan	1
Slovenia	1
Other	1
Total	100%

††	% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S TREASURY OBLIGATIONS	$14,674,536	$—	$14,674,536	$—
ASSET BACKED SECURITIES	41,202,349	—	41,202,349	—
COMMERCIAL MORTGAGE BACKED SECURITIES	34,328,016	—	34,328,016	—
CORPORATE BONDS	137,342,109	—	137,342,109	—
MUNICIPAL BONDS	7,700,798	—	7,700,798	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	15,698	—	15,698	—
SHORT-TERM INVESTMENTS	6,055,738	6,055,738	—	—

TOTAL INVESTMENTS	$241,319,244	$6,055,738	$235,263,506	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
OTHER FINANCIAL INSTRUMENTS (1)
Futures Contracts	$(334,188)	$(334,188)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(334,188)	$(334,188)	$—	$—

(1)       Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	US Treasury 10 year Note	6/28/2019	40	1,000	124	4,968,750	$—	$(69,688)
Buy/Long	US Treasury 5 year Note	6/28/2019	118	1,000	116	13,667,719	—	(125,258)
Buy/Long	US Treasury 2 year Note	6/28/2019	120	2,000	107	25,571,250	—	(86,250)
Buy/Long	US Treasury 10 year Ultra Bond	6/28/2019	20	1,000	133	2,655,625	—	(52,992)

							$—	$(334,188)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value
ASSET BACKED SECURITIES — 10.2%
Agate Bay Mortgage Trust 2016-3 3.500%, 08/25/46 144A @,•	$4,997	$5,032,193
Fortress Credit BSL III Ltd. 2015 -1A (3 M ICE LIBOR + 1.730%) 4.510%, 04/18/31 144A @,•	3,000	2,932,428
KeyCorp Student Loan Trust 2006-A (3 M ICE LIBOR + 0.310%) 2.919%, 09/27/35 •	98	98,104
Mountain View CLO LLC 2017-2A (3 M ICE LIBOR + 1.210%) 3.989%, 01/16/31 144A @,•	3,500	3,459,508
Navient Private Education Loan Trust 2015-A (1 M ICE LIBOR + 1.700%) 4.184%, 11/15/30 144A @,•	3,000	3,061,493
SLM Student Loan Trust 2012-6 (1 M ICE LIBOR + 1.000%) 3.486%, 04/27/43 •	4,860	4,519,810
SMB Private Education Loan Trust 2015-C 144A @ (1 M ICE LIBOR + 1.950%) 4.434%, 08/16/32 •	5,000	5,174,803
3.500%, 09/15/43 2015	5,000	5,022,623
Sound Point CLO V-R Ltd. 2014-1RA (3 M ICE LIBOR + 1.750%) 4.530%, 07/18/31 144A @,•	6,000	5,932,356
Steele Creek CLO Ltd. 2016-1A (3 M ICE LIBOR + 1.650%) 4.261%, 06/15/31 144A @,•	3,250	3,198,738
Trinitas CLO IV Ltd. 2016-4A 4.548%, 10/18/31 144A @	4,300	4,440,021

TOTAL ASSET BACKED SECURITIES (Cost $42,730,922)		42,872,077

COMMERCIAL MORTGAGE BACKED SECURITIES — 20.3%
Benchmark Mortgage Trust Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,306,448
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 4.961%, 04/15/44 144A @,•	742	766,244
FHLMC Multifamily Structured Pass-Through Certificates Series K019 Class X1 1.623%, 03/25/22 •	48,113	1,962,311
FHLMC Multifamily Structured Pass-Through Certificates
3.062%, 12/25/24 Series K043 Class A2	3,000	3,056,919
2.653%, 08/25/26 Series K058 Class A2	5,000	4,945,863
3.347%, 11/25/26 Series K061 Class A2 •	4,750	4,911,930
Freddie Mac REMICS
3.500%, 09/15/43 Series 4640 Class LG	5,899	5,981,252
5.000%, 11/15/45 Series 4800 Class KB	5,377	5,726,706
FREMF Mortgage Trust144A @
4.336%, 12/25/44 Series 2012-K17 Class B •	4,000	4,142,953
4.030%, 05/25/45 Series 2012-K19 Class C •	4,500	4,606,605

	Par (000)	Value

3.519%, 08/25/45 Series 2012-K711 Class C •	$6,000	$5,992,070
3.656%, 10/25/45 Series 2012-K23 Class C •	5,000	5,046,166
5.375%, 12/25/46 Series 2010-K6 Class B •	7,795	7,919,455
3.933%, 06/25/47 Series 2012-K710 Class B •	5,175	5,162,419
3.042%, 10/25/47 Series 2014-K503 Class B •	5,000	4,992,458
3.637%, 08/25/48 Series 2015-K48 Class B •	5,000	4,964,821
4.417%, 12/25/48 Series 2011-K11 Class B •	3,000	3,062,661
3.924%, 01/25/49 Series 2016-K52 Class B •	5,065	5,158,709
Government National Mortgage Association Series 2011-77 Class D 5.213%, 10/16/45 •	1,301	1,363,941

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $84,612,986)		85,069,931

CORPORATE BONDS — 54.0%

Aerospace & Defense — 1.5%
General Dynamics Corp. 3.500%, 05/15/25	3,000	3,100,947
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,033,254

		6,134,201

Agriculture — 0.7%
Cargill, Inc. 3.250%, 03/01/23 144A @	3,000	3,048,164

Airlines — 6.8%
Air Canada 2013-1 Class B Pass Through Trust 5.375%, 11/15/22 144A @	3,560	3,633,705
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 07/15/20 144A @	2,272	2,305,892
Continental Airlines Pass Through Trust
6.250%, 10/11/21 2012-1 Class B	896	911,957
5.500%, 04/29/22 2012-2 Class B	1,636	1,665,625
Delta Air Lines Pass Through Trust
6.821%, 02/10/24 2007-1 Class A	3,118	3,409,012
8.021%, 02/10/24 2007-1 Class B	3,760	4,143,825
4.250%, 01/30/25 2015-1 Class B	2,316	2,379,358
Delta Air Lines, Inc. 3.800%, 04/19/23	2,000	2,021,015
Northwest Airlines Pass Through Trust 2007-1 Class A 7.027%, 05/01/21	3,344	3,412,951
United Airlines Pass Through Trust 4.750%, 10/11/23 2014-1 Class B	1,978	2,009,223

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Airlines — (continued)
3.100%, 01/07/30 2016-1 Class AA	$2,763	$2,698,665

		28,591,228

Auto Manufacturers — 1.0%
BMW US Capital LLC 3.450%, 04/12/23 144A @	4,000	4,069,120

Banks — 5.4%
BAC Capital Trust XIII (3 M ICE LIBOR + 0.400%) 4.000% µ,•	3,896	3,038,880
JPMorgan Chase & Co. (3 M ICE LIBOR + 0.500%) 3.236%, 02/01/27 •	2,950	2,699,250
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 3.332%, 07/01/28 •	2,640	2,389,200
NTC Capital I (3 M ICE LIBOR + 0.520%) 3.307%, 01/15/27 •	5,595	5,175,375
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 3.196%, 06/01/28 •	2,000	1,841,956
State Street Corp. (3 M ICE LIBOR + 0.560%) 3.244%, 05/15/28 •	2,000	1,850,000
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.807% µ,•	4,000	3,140,000
Wachovia Capital Trust III (3 M ICE LIBOR + 0.930%) 5.570% µ,•	2,510	2,477,496

		22,612,157

Biotechnology — 1.2%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,000,070
2.650%, 05/11/22	2,000	1,993,022

		4,993,092

Building Materials — 1.6%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,110,565
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,679,178

		6,789,743

Chemicals — 0.8%
Methanex Corp. 3.250%, 12/15/19	3,159	3,157,042

Commercial Services — 1.3%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	2,004,153
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	1,000	997,089

	Par (000)	Value
Commercial Services — (continued)
IHS Markit Ltd. 5.000%, 11/01/22 144A @	$2,500	$2,608,250

		5,609,492

Computers — 0.8%
Dell International LLC 5.450%, 06/15/23 144A @	3,000	3,197,813

Diversified Financial Services — 1.7%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,017,277
GE Capital International Funding Co. 4.418%, 11/15/35	3,000	2,773,460
Raymond James Financial, Inc. 3.625%, 09/15/26	2,500	2,474,208

		7,264,945

Electric — 2.5%
ComEd Financing III 6.350%, 03/15/33	3,355	3,427,971
Dominion Energy, Inc. 4.250%, 06/01/28	3,000	3,143,906
FirstEnergy Corp. 3.900%, 07/15/27	4,000	4,058,255

		10,630,132

Food — 4.3%
General Mills, Inc. 4.000%, 04/17/25	3,000	3,104,204
JM Smucker Co. 3.375%, 12/15/27	2,000	1,958,575
Kellogg Co. 2.650%, 12/01/23	3,000	2,938,914
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,613,750
Mars, Inc. 3.875%, 04/01/39 144A @	3,500	3,528,325
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	2,934,754

		18,078,522

Forest Products & Paper — 0.6%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,511,359

Gas — 0.6%
The Brooklyn Union Gas Co. 3.407%, 03/10/26 144A @	2,500	2,491,121

Healthcare Products — 2.0%
Becton Dickinson and Co. 3.700%, 06/06/27	3,000	2,988,460
Boston Scientific Corp. 3.750%, 03/01/26	3,000	3,058,630
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	1,000	1,010,692

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 3.375%, 03/19/21 •	$1,500	$1,494,941

		8,552,723

Healthcare Services — 0.5%
HCA Healthcare, Inc. 6.250%, 02/15/21	2,000	2,101,700

Home Builders — 0.2%
Lennar Corp. 2.950%, 11/29/20	1,000	993,750

Housewares — 1.3%
Newell Brands, Inc.
5.000%, 11/15/23	3,517	3,527,697
4.200%, 04/01/26	2,000	1,908,848

		5,436,545

Internet — 1.0%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	980,568
Tencent Holdings Ltd. 2.875%, 02/11/20 144A @	3,000	3,000,272

		3,980,840

Lodging — 0.9%
Marriott International, Inc. 4.500%, 10/01/34	3,500	3,575,002

Media — 2.0%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,103,834
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,195,828
Comcast Corp. 3.950%, 10/15/25	4,000	4,183,280

		8,482,942

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,008,838

Oil & Gas — 1.4%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,024,440
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,477,739
Newfield Exploration Co. 5.375%, 01/01/26	2,000	2,155,227

		5,657,406

Packaging and Containers — 0.7%
Ball Corp. 4.375%, 12/15/20	3,000	3,049,200

Pharmaceuticals — 2.8%
AbbVie, Inc. 2.300%, 05/14/21	3,000	2,966,405

	Par (000)	Value

Pharmaceuticals — (continued)
CVS Health Corp. 4.100%, 03/25/25	$2,000	$2,053,289
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,193,382
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,122,188
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,184,636

		11,519,900

Pipelines — 3.0%
Energy Transfer Operating LP 7.500%, 10/15/20	3,000	3,193,996
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	2,137,824
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	4,000	4,009,761
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76 •	3,000	3,043,650

		12,385,231

Real Estate Investment Trusts — 2.0%
American Tower Corp. 4.700%, 03/15/22	2,500	2,615,531
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,822,681
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	3,000,142

		8,438,354

Retail — 1.4%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 144A @	3,000	2,927,002
Starbucks Corp. 3.100%, 03/01/23	3,000	3,030,698

		5,957,700

Software — 1.6%
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,500,000
VMware, Inc. 2.950%, 08/21/22	3,000	2,968,179

		6,468,179

Telecommunications — 1.4%
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	4,042,772
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,875	1,874,437

		5,917,209

Transportation — 0.8%
BNSF Railway Co. Pass Through Trust 2015-1 3.442%, 06/16/28 144A @	2,605	2,636,093

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Transportation — (continued)
Federal Express Corp. Pass Through Trust 1999 7.650%, 07/15/24	$670	$718,418

		3,354,511

TOTAL CORPORATE BONDS (Cost $225,414,237)		226,058,161

MUNICIPAL BONDS — 4.8%
Florida Governmental Utility Authority, Lindrick Utility System, Build America Bonds 7.630%, 10/01/30	2,250	2,361,578
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	3,755	3,946,730
State of California, Los Angeles Department of Water & Power, Power System Revenue 6.166%, 07/01/40	5,000	5,216,450
State of Texas, Public Finance Authority 3.952%, 10/01/37	3,500	3,641,855
University of Texas System, Build America Bond, Series B 6.276%, 08/15/41	5,020	5,080,340

Total MUNICIPAL BONDS (Cost $20,168,919)		20,246,953

RESIDENTIAL MORTGAGE BACKED SECURITIES — 4.9%

Fannie Mae Pool — 4.5%
2.500%, 01/01/43	2,262	2,207,441
2.500%, 02/01/43	6,483	6,326,426
3.500%, 09/01/43	1,095	1,117,409
3.500%, 09/01/47	9,024	9,163,801

		18,815,077

Freddie Mac Gold Pool — 0.4%
3.500%, 01/01/41	1,432	1,463,891

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $19,835,747)		20,278,968

U.S TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bond
1.625%, 05/15/26	1,500	1,430,801
4.375%, 02/15/38	2,650	3,352,767
2.875%, 05/15/43	3,000	3,046,055
3.625%, 08/15/43	2,000	2,297,812
U.S. Treasury Inflation Indexed Bonds
1.375%, 01/15/20	5,237	5,280,674
0.375%, 07/15/25	955	954,304
1.000%, 02/15/46	2,124	2,163,747

	Par (000)	Value

U.S. Treasury Note 2.000%, 07/31/22 (a)	$600	$595,500

Total U.S TREASURY OBLIGATIONS (Cost $18,835,143)		19,121,660

	Number of Shares
SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $5,100,848)	5,100,848	5,100,848

TOTAL INVESTMENTS — 100.0% (Cost $416,698,802)		418,748,598

Other Assets & Liabilities — 0.0%		(131,930)

TOTAL NET ASSETS — 100.0%		$418,616,668

µ	Perpetual security with no stated maturity date.
144A

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $149,527,138, which represents 35.7% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(a)	All or portion of securities segregated as collateral for futures contracts.

CLO — Collateralized Loan Obligation.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2019 ††
United States	89%
Cayman Islands	4
Canada	3
Bangladesh	1
Cote D’Ivoire (Ivory Coast)	1
Ireland	1
United Kingdom	1
Total	100%

††	% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S TREASURY OBLIGATIONS	$19,121,660	$—	$19,121,660	$—
ASSET BACKED SECURITIES	42,872,077	—	42,872,077	—
COMMERCIAL MORTGAGE BACKED SECURITIES	85,069,931	—	85,069,931	—
CORPORATE BONDS	226,058,161	—	226,058,161	—
MUNICIPAL BONDS	20,246,953	—	20,246,953	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	20,278,968	—	20,278,968	—
SHORT-TERM INVESTMENTS	5,100,848	5,100,848	—	—

TOTAL INVESTMENTS	$418,748,598	$5,100,848	$413,647,750	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(1,841,174)	$(1,841,174)	$—	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(1,841,174)	$(1,841,174)	$—	$—

(1)       Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	US Treasury 10 year Note	6/28/2019	50	1,000	124	6,210,938	$—	$(87,110)
Buy/Long	US Treasury 2 year Note	6/28/2019	90	2,000	107	19,178,438	—	(64,687)
Buy/Long	US Treasury 5 year Note	6/28/2019	545	1,000	116	63,126,328	—	(518,010)
Buy/Long	US Treasury Ultra Bond	6/28/2019	191	1,000	168	32,088,000	—	(1,171,367)

							$—	$(1,841,174)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value
COMMON STOCKS — 0.0%

Entertainment — 0.0%
New Cotai Participation, Class B*(1) (Cost $24,225)	1	$0

PREFERRED STOCKS — 0.8%

Oil & Gas — 0.8%
Targa Resources Corp. CONV*	1,175	1,249,428

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*(1)	725	0

TOTAL PREFERRED STOCKS (Cost $1,304,279)		1,249,428

	Par (000)
CORPORATE BONDS — 87.2%

Advertising — 0.9%
Lamar Media Corp. 5.750%, 02/01/26 144A @	$350	365,750
Outfront Media Capital LLC 5.625%, 02/15/24	1,000	1,026,250

		1,392,000

Airlines — 0.9%
American Airlines 2013-2 Class B Pass Through Trust 5.600%, 07/15/20 144A @	1,409	1,429,653

Auto Parts & Equipment — 0.5%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 8.500%, 05/15/27 144A @	750	751,875

Banks — 2.0%
CIT Group, Inc. 6.125%, 03/09/28	1,000	1,112,500
ING Groep N.V. (USD Swap Semi 30/360 5 Yr + 5.124%) 6.875% µ,•	1,000	1,030,880
UBS Group Funding Switzerland AG (USD Swap Semi 30/360 5 Yr + 5.883%) 7.125% µ,•	1,000	1,038,140

		3,181,520

Building Materials — 0.1%
Norbord, Inc. 6.250%, 04/15/23 144A @	225	230,625

Chemicals — 1.0%
GCP Applied Technologies, Inc. 5.500%, 04/15/26 144A @	1,500	1,526,250

	Par (000)	Value

Coal — 0.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500%, 05/01/25 144A @	$1,354	$1,409,853

Commercial Services — 2.8%
Aramark Services, Inc. 5.000%, 02/01/28 144A @	1,000	995,880
Service Corp International 7.500%, 04/01/27	1,500	1,725,000
United Rentals North America, Inc. 6.500%, 12/15/26	750	789,375
Western Digital Corp. 4.750%, 02/15/26	1,000	955,000

		4,465,255

Diversified Financial Services — 1.4%
Lions Gate Capital Holdings LLC 6.375%, 02/01/24 144A @	350	366,625
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	825	835,560
Vantiv LLC/Vantiv Issuer Corp. 4.375%, 11/15/25 144A @	1,000	1,029,380

		2,231,565

Electric — 6.3%
AES Corp. 6.000%, 05/15/26	1,000	1,059,980
DPL, Inc. 7.250%, 10/15/21	1,500	1,612,200
Itron, Inc. 5.000%, 01/15/26 144A @	1,000	983,750
NRG Energy, Inc. 7.250%, 05/15/26	1,500	1,650,285
Resideo Funding, Inc. 6.125%, 11/01/26 144A @	1,000	1,030,000
Sensata Technologies BV 5.625%, 11/01/24 144A @	1,000	1,065,000
Vistra Energy Corp. 8.000%, 01/15/25 144A @	1,000	1,063,750
Vistra Operations Co., LLC
5.500%, 09/01/26 144A @	750	780,000
5.625%, 02/15/27 144A @	750	780,000

		10,024,965

Energy-Alternate Sources — 0.7%
TerraForm Power Operating LLC 5.000%, 01/31/28 144A @	1,089	1,050,885

Entertainment — 6.9%
AMC Entertainment Holdings, Inc. 6.125%, 05/15/27	1,500	1,355,625
AMC Entertainment Holdings, Inc. 5.750%, 06/15/25	750	701,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	1,000	1,021,190
Churchill Downs, Inc. 5.500%, 04/01/27 144A @	750	760,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Entertainment — (continued)
Cinemark USA, Inc. 4.875%, 06/01/23	$600	$610,080
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 144A @	850	878,687
International Game Technology PLC 6.500%, 02/15/25 144A @	1,315	1,367,600
Penn National Gaming, Inc. 5.625%, 01/15/27 144A @	1,000	972,500
Scientific Games International, Inc.
5.000%, 10/15/25 144A @	750	735,000
8.250%, 03/15/26 144A @	1,500	1,530,975
Six Flags Entertainment Corp. 4.875%, 07/31/24 144A @	1,000	988,120

		10,921,377

Environmental Control — 0.6%
Waste Pro USA, Inc. 5.500%, 02/15/26 144A @	1,000	962,500

Food — 3.1%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC 7.500%, 03/15/26 144A @	1,200	1,234,500
Lamb Weston Holdings, Inc. 4.875%, 11/01/26 144A @	1,000	1,013,750
Land O’ Lakes, Inc. 7.000% µ, 144A @	1,000	962,500
Post Holdings, Inc. 8.000%, 07/15/25 144A @	175	186,813
Smithfield Foods, Inc. 5.200%, 04/01/29 144A @	1,500	1,507,620

		4,905,183

Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%, • µ	1,000	975,000

Healthcare Products — 0.7%
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	1,000	1,031,250

Healthcare Services — 4.3%
Centene Corp. 5.375%, 06/01/26 144A @	1,000	1,043,750
HCA, Inc. 5.375%, 09/01/26	1,500	1,580,625
MEDNAX, Inc. 6.250%, 01/15/27 144A @	900	909,000
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	1,500	1,496,250
Polaris Intermediate Corp. PIK (Cash coupon 8.50%) 8.500%, 12/01/22 144A @	1,000	986,500

	Par (000)	Value

Healthcare Services — (continued)
WellCare Health Plans, Inc. 5.375%, 08/15/26 144A @	$750	$784,687

		6,800,812

Housewares — 1.3%
American Greetings Corp. 8.750%, 04/15/25 144A @	1,500	1,357,500
Newell Brands, Inc. 4.200%, 04/01/26	700	668,097

		2,025,597

Insurance — 0.5%
CNO Financial Group, Inc. 5.250%, 05/30/25	750	776,250

Iron & Steel — 2.0%
Alcoa Nederland Holdings BV 7.000%, 09/30/26 144A @	1,000	1,078,120
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	695	733,225
Steel Dynamics, Inc. 5.000%, 12/15/26	1,300	1,327,625

		3,138,970

Leisure Time — 1.0%
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	1,500	1,622,250

Lodging — 2.3%
Boyd Gaming Corp. 6.000%, 08/15/26	1,000	1,025,000
MGM Resorts International 5.500%, 04/15/27	750	757,969
Wynn Macau Ltd. 5.500%, 10/01/27 144A @	2,000	1,915,000

		3,697,969

Machinery - Diversified — 2.4%
Mueller Water Products, Inc. 5.500%, 06/15/26 144A @	1,000	1,015,000
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25 144A @	1,500	1,481,250
Stevens Holding Co., Inc. 6.125%, 10/01/26 144A @	1,200	1,236,000

		3,732,250

Media — 7.9%
AMC Networks, Inc. 4.750%, 08/01/25	1,000	992,500
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26 144A @	1,230	1,269,975
5.125%, 05/01/27 144A @	1,000	1,006,250
CSC Holdings LLC
5.375%, 07/15/23 144A @	1,000	1,018,750
10.875%, 10/15/25 144A @	1,725	1,991,512
6.500%, 02/01/29 144A @	1,800	1,917,000
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	1,000	1,036,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Media — (continued)
Telenet Finance Luxembourg Notes Sarl 5.500%, 03/01/28 144A @	$1,000	$980,000
Unitymedia GmbH 6.125%, 01/15/25 144A @	625	648,688
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.000%, 01/15/25 144A @	400	408,000
VTR Finance BV 6.875%, 01/15/24 144A @	1,150	1,178,750

		12,447,675

Metal Fabricate/Hardware — 0.4%
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	525	557,813

Mining — 1.3%
Novelis Corp. 5.875%, 09/30/26 144A @	1,000	996,250
TriMas Corp. 4.875%, 10/15/25 144A @	1,000	985,000

		1,981,250

Miscellaneous Manufacturing — 0.9%
Amsted Industries, Inc. 5.375%, 09/15/24 144A @	1,500	1,477,500

Oil & Gas — 4.2%
Covey Park Energy LLC 7.500%, 05/15/25 144A @	1,000	925,000
Denbury Resources, Inc. 9.000%, 05/15/21 144A @	1,500	1,458,750
Hilcorp Energy I LP/Hilcorp Finance Co. 5.000%, 12/01/24 144A @	1,000	972,800
PDC Energy, Inc. 6.125%, 09/15/24	1,250	1,250,000
Sunoco LP/Sunoco Finance Corp. 6.000%, 04/15/27 144A @	500	502,350
Transocean, Inc. 8.375%, 12/15/21	1,500	1,578,750

		6,687,650

Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.875%, 04/01/27 144A @	750	764,775
Transocean Phoenix 2 Ltd. 7.750%, 10/15/24 144A @	800	842,000
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/27 144A @	350	355,687

		1,962,462

Packaging and Containers — 0.6%
Berry Global, Inc. 4.500%, 02/15/26 144A @	1,000	950,200
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	7	6,792

		956,992

	Par (000)	Value
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc. 8.500%, 01/31/27 144A @	$2,000	$2,120,000
Bausch Health Cos, Inc. 7.000%, 03/15/24 144A @	1,000	1,058,000

		3,178,000

Pipelines — 10.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 09/15/24	1,750	1,763,650
5.750%, 03/01/27 144A @	1,400	1,421,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/26 144A @	1,000	1,020,000
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24	1,250	1,411,000
5.125%, 06/30/27	1,000	1,048,750
Cheniere Energy Partners LP 5.625%, 10/01/26 144A @	750	768,750
Crestwood Midstream Partners LP 6.250%, 04/01/23	1,000	1,025,000
DCP Midstream Operating LP 5.375%, 07/15/25	700	729,750
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 144A @	750	763,125
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	1,420	1,423,465
NGPL PipeCo LLC 4.875%, 08/15/27 144A @	1,000	1,010,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500%, 09/15/24 144A @	1,350	1,383,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%, 03/15/24	1,000	1,047,500
6.500%, 07/15/27 144A @	1,000	1,078,750

		15,894,490

Real Estate — 4.3%
CyrusOne LP/CyrusOne Finance Corp. 5.375%, 03/15/27	1,750	1,810,725
Equinix, Inc. 5.875%, 01/15/26	2,000	2,106,900
ESH Hospitality, Inc. 5.250%, 05/01/25 144A @	1,000	993,330
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750%, 02/01/27 144A @	1,000	1,035,000
4.500%, 01/15/28	1,000	940,000

		6,885,955

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Retail — 1.7%
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC 5.250%, 06/01/26 144A @	$1,000	$1,009,375
L Brands, Inc. 5.250%, 02/01/28	750	668,437
New Red Finance, Inc. 4.250%, 05/15/24 144A @	1,000	990,000

		2,667,812

Software — 1.1%
ACI Worldwide, Inc. 5.750%, 08/15/26 144A @	750	767,813
IQVIA, Inc. 5.000%, 10/15/26 144A @	1,000	1,023,130

		1,790,943

Telecommunications — 6.8%
Altice France S.A. 6.250%, 05/15/24 144A @	1,000	1,007,500
CommScope Finance LLC 6.000%, 03/01/26 144A @	750	775,777
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	992,500
Level 3 Financing, Inc. 5.375%, 01/15/24	1,000	1,018,600
SoftBank Group Corp. 5.125%, 09/19/27	600	588,349
Sprint Communications, Inc.
7.000%, 08/15/20	525	542,063
11.500%, 11/15/21	110	126,775
Sprint Corp.
7.250%, 09/15/21	525	551,250
7.625%, 03/01/26	1,000	1,013,500
T-Mobile USA, Inc. 6.375%, 03/01/25	750	780,975
ViaSat, Inc. 5.625%, 04/15/27 144A @	900	915,849
ViaSat, Inc. 5.625%, 09/15/25 144A @	750	718,125
Virgin Media Secured Finance PLC 5.500%, 08/15/26 144A @	1,750	1,780,625

		10,811,888

Transportation — 1.6%
Avolon Holdings Funding Ltd. 5.250%, 05/15/24 144A @	350	360,500
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,000	997,500
Park Aerospace Holdings Ltd. 5.250%, 08/15/22 144A @	1,100	1,127,390

		2,485,390

TOTAL CORPORATE BONDS (Cost $135,271,094)		138,069,674

	Par (000)	Value
LOAN AGREEMENTS — 9.5%‡
Auto Parts & Equipment — 0.9%
Panther BF Aggregator 2 LP 0.000%, 03/18/26 •	$1,500	$1,482,195

Commercial Services — 0.9%
Financial & Risk U.S. Holdings, Inc. (1 M LIBOR + 3.750%) 6.249%, 10/01/25 •	1,496	1,451,632

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. 0.000%, 03/20/26 •	750	744,000
CCM Merger, Inc. (1 M LIBOR + 2.250%) 4.749%, 08/06/21 •	928	923,668

		1,667,668

Healthcare Products — 0.9%
Sterigenics-Nordion Holdings LLC 0.000%, 05/15/22 •	1,496	1,468,758

Healthcare Services — 0.5%
MPH Acquisition Holdings LLC 0.000%, 06/07/23 •	750	724,927

Insurance — 1.0%
Asurion LLC (1 M LIBOR + 6.500%) 8.999%, 08/04/25 •	1,495	1,513,060

Lodging — 0.6%
Golden Nugget, Inc. (1 M LIBOR + 2.750%) 5.242%, 10/04/23 •	959	948,288

Packaging and Containers — 1.4%
Ball Metalpack Finco LLC (1 M LIBOR + 8.750%) 11.244%, 07/24/26 •	750	705,000
BWAY Holding Co. 0.000%, 04/03/24 •	1,500	1,467,000

		2,172,000

Pipelines — 0.9%
Prairie ECI Acquiror LP (3 M LIBOR + 4.750%) 7.366%, 03/11/26 •	1,500	1,501,875

Retail — 0.5%
Party City Holdings, Inc. 0.000%, 08/19/22 •	742	735,860

Telecommunications — 0.8%
Intelsat Jackson Holdings S.A. (6 M LIBOR + 6.625%) 6.625%, 01/02/24	1,300	1,297,725

TOTAL LOAN AGREEMENTS‡ (Cost $15,020,662)		14,963,988

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $9,453,726)	9,453,726	$9,453,726

TOTAL INVESTMENTS — 103.5% (Cost $161,073,986)		163,736,816
Other Assets & Liabilities — (3.5)%		(5,498,684)

TOTAL NET ASSETS — 100.0%		$158,238,132

µ	Perpetual security with no stated maturity date.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2019. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $92,280,237, which represents 58.3% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CMT — Constant Maturity Treasury.

CONV — Convertible Security.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

PIK — Payment in Kind Security.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2019 ††

United States	86%
Cayman Islands	4
Netherlands	3
United Kingdom	2
Canada	1
Germany	1
Luxembourg	1
Other	2

Total	100%

††% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$—	$—	$—	$—
PREFERRED STOCKS	1,249,428	1,249,428	—	—
CORPORATE BONDS	138,069,674	—	138,069,674	—
LOAN AGREEMENTS	14,963,988	—	14,963,988	—
SHORT-TERM INVESTMENTS	9,453,726	9,453,726	—	—

TOTAL INVESTMENTS	$163,736,816	$10,703,154	$153,033,662	$—

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities (Market Value)
Balance as of 12/31/2018	$4,965
Change in Appreciation/(Depreciation)	(4,965)

Balance as of 03/31/2019	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
ASSET BACKED SECURITIES — 0.4%
Continental Airlines Pass Through Trust
7.250%, 05/10/21 , Class A 2009-2	$483	$492,841
4.150%, 10/11/25 , Class A 2012-1	1,612	1,646,238
Domino’s Pizza Master Issuer LLC
4.118%, 07/25/47 , Series 2017-1A A23 144A @	4,940	5,011,501
4.116%, 07/25/48 , Series 2018-1A A2I 144A @	4,640	4,709,861
Wendy’s Funding LLC 2018-1A A21 3.573%, 03/15/48 144A @	3,171	3,126,026

TOTAL ASSET BACKED SECURITIES (Cost $14,723,596)		14,986,467

	Number of Shares
COMMON STOCKS — 60.4%

Auto Parts & Equipment — 0.9%
Aptiv PLC	486,190	38,647,243

Banks — 1.3%
The PNC Financial Services Group, Inc.	433,666	53,193,472

Beverages — 0.4%
Keurig Dr Pepper, Inc.	646,533	18,083,528

Commercial Services — 3.1%
Equifax, Inc.	216,953	25,708,931
Global Payments, Inc.	130,233	17,779,409
S&P Global, Inc.	412,477	86,847,032

		130,335,372

Diversified Financial Services — 3.3%
Intercontinental Exchange, Inc.	543,902	41,412,698
Mastercard, Inc., Class A	71	16,717
Visa, Inc., Class A	611,231	95,468,170

		136,897,585

Electric — 3.8%
American Electric Power Co., Inc.	642,354	53,797,148
Eversource Energy	375,692	26,655,347
NextEra Energy, Inc.	142,371	27,523,162
Xcel Energy, Inc.	897,329	50,438,863

		158,414,520

Electronics — 7.1%
Fortive Corp.	1,045,045	87,668,825
PerkinElmer, Inc.	1,482,862	142,888,582
TE Connectivity Ltd.	784,281	63,330,691

		293,888,098

Environmental Control — 1.9%
Republic Services, Inc.	311,752	25,058,626
Waste Connections, Inc.	611,579	54,179,783

		79,238,409

Gas — 1.4%
NiSource, Inc.	2,070,591	59,343,138

Healthcare Products — 4.4%
Becton Dickinson & Co.	363,469	90,769,113

	Number of Shares	Value

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	336,604	$92,135,247

		182,904,360

Healthcare Services — 2.2%
Anthem, Inc.	118,800	34,093,224
UnitedHealth Group, Inc.	226,200	55,930,212

		90,023,436

Insurance — 3.0%
Marsh & McLennan Cos., Inc.	1,316,444	123,614,092

Internet — 6.6%
Alphabet, Inc., Class A*	15,699	18,475,996
Alphabet, Inc., Class C*	72,623	85,209,292
Amazon.com, Inc.*	50,337	89,637,613
Booking Holdings, Inc.*	11,900	20,764,429
Facebook, Inc., Class A*	344,000	57,341,360

		271,428,690

Machinery—Diversified — 2.0%
Roper Technologies, Inc.	238,844	81,677,483

Miscellaneous Manufacturing — 5.4%
Danaher Corp.	1,048,118	138,372,538
General Electric Co.	8,590,816	85,822,252

		224,194,790

Oil & Gas — 0.4%
Concho Resources, Inc.	148,400	16,466,464

Pharmaceuticals — 0.4%
Abbott Laboratories	187,191	14,964,049

Pipelines — 0.8%
Enterprise Products Partners LP	1,085,461	31,586,915

Retail — 1.5%
McDonald’s Corp.	132,958	25,248,724
Yum! Brands, Inc.	361,007	36,032,109

		61,280,833

Semiconductors — 3.4%
Maxim Integrated Products, Inc.	951,185	50,574,506
Texas Instruments, Inc.	841,996	89,310,516

		139,885,022

Software — 6.8%
Fidelity National Information Services, Inc.	234,094	26,476,031
Fiserv, Inc.*	1,273,538	112,427,935
Intuit, Inc.	71,200	18,612,392
Microsoft Corp.	1,041,000	122,775,540

		280,291,898

Water — 0.3%
American Water Works Co., Inc.	120,101	12,521,730

TOTAL COMMON STOCKS (Cost $2,036,867,694)		2,498,881,127

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.8%

Diversified — 0.8%
American Tower Corp. (Cost $22,530,182)	161,400	$31,805,484

	Number of Shares
PREFERRED STOCKS — 4.9%

Banks — 1.6%
JPMorgan Chase & Co.	325,000	8,362,250
State Street Corp.	19,850	507,763
U.S. Bancorp	175,000	4,446,750
U.S. Bancorp, Series F•	71,000	1,901,380
Wells Fargo & Co., CONV	39,450	50,983,207

		66,201,350

Diversified Financial Services — 0.1%
The Charles Schwab Corp., Series C	150,000	3,904,500
The Charles Schwab Corp., Series D	12,000	311,640

		4,216,140

Electric — 1.7%
Alabama Power Co.	100,000	2,572,000
American Electric Power Co., Inc., CONV*	108,544	5,584,589
CMS Energy Corp.*	650,000	16,737,500
CMS Energy Corp.	500,000	13,085,000
DTE Energy Co.	340,000	8,513,600
Duke Energy Corp.	340,000	8,666,600
SCE Trust II	14,730	305,648
SCE Trust III•	161,355	3,856,384
SCE Trust IV•	340,000	7,497,000
SCE Trust V•	100,000	2,240,000
SCE Trust VI	75,000	1,541,250

		70,599,571

Electronics — 0.3%
Fortive Corp., CONV	10,921	11,456,675

Gas — 0.2%
NiSource, Inc.•	325,000	8,563,750

Healthcare Products — 0.9%
Becton Dickinson & Co., CONV	640,943	39,616,687

Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV	35,454	3,276,056

TOTAL PREFERRED STOCKS (Cost $194,664,149)		203,930,229

	Par (000)
CORPORATE BONDS — 18.9%

Aerospace & Defense — 0.2%
Moog, Inc. 5.250%, 12/01/22 144A @	170	172,550

	Par (000)	Value

Aerospace & Defense — (continued)
Northrop Grumman Corp. 2.550%, 10/15/22	$5,930	$5,864,496

		6,037,046

Agriculture — 0.2%
Philip Morris International, Inc.
2.000%, 02/21/20	3,420	3,397,224
(3 M ICE LIBOR + 0.420%) 3.066%, 02/21/20 •	2,285	2,289,951
2.625%, 02/18/22	4,270	4,264,124

		9,951,299

Airlines — 0.1%
Continental Airlines Pass Through Trust 2012-1 Class B 6.250%, 10/11/21	206	209,412
Delta Air Lines Pass Through Trust
5.300%, 10/15/20 , Series 2011-1 Class A	265	264,692
7.750%, 06/17/21 , Series 2009-1 Class A	205	210,343
U.S. Airways Pass Through Trust
6.750%, 12/03/22 , Series 2012-2 Class B	394	413,502
5.375%, 05/15/23 , Series 2013-1 Class B	4	3,963
6.250%, 10/22/24 , Series 2010-1 Class A	1,274	1,366,028
4.625%, 12/03/26 , Series 2012-2 Class A	193	201,016
3.950%, 05/15/27 , Series 2013-1 Class A	4	3,642

		2,672,598

Auto Parts & Equipment — 0.1%
Aptiv PLC 4.350%, 03/15/29	2,005	2,034,853

Banks — 0.8%
State Street Corp.
(3 M ICE LIBOR + 3.600%) 5.250%, •,µ	4,360	4,452,650
(3 M ICE LIBOR + 2.540%) 5.625%, •,µ	9,005	9,072,537
The Bank of New York Mellon Corp.
(3 M ICE LIBOR + 3.130%) 4.625%, •,µ	3,175	3,000,375
(3 M ICE LIBOR + 3.420%) 4.950%, •,µ	5,800	5,858,000
The PNC Financial Services Group, Inc. (3 M ICE LIBOR + 3.300%) 5.000%, •,µ	7,085	6,978,725
U.S. Bancorp (3 M ICE LIBOR + 2.910%) 5.300%, •,µ	3,010	3,062,675

		32,424,962

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	745,466

Commercial Services — 0.8%
Aramark Services, Inc.
5.000%, 04/01/25 144A @	6,315	6,466,560
5.000%, 02/01/28 144A @	2,310	2,300,483

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Commercial Services — (continued)
Moody’s Corp. 4.250%, 02/01/29	$6,850	$7,180,716
Refinitiv US Holdings, Inc.
6.250%, 05/15/26 144A @	5,610	5,687,137
8.250%, 11/15/26 144A @	7,345	7,207,281
Service Corp. International 5.375%, 05/15/24	3,650	3,745,813

		32,587,990

Computers — 0.3%
Apple, Inc. 1.500%, 09/12/19	10,920	10,866,425

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp. 3.000%, 03/07/22	2,305	2,327,677

Diversified Financial Services — 0.0%
Caterpillar Financial Services Corp. 2.250%, 12/01/19	1,155	1,152,168

Electric — 1.1%
American Electric Power Co., Inc.
3.650%, 12/01/21	780	795,688
4.300%, 12/01/28	2,835	3,008,295
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,544,665
Dominion Energy, Inc., STEP 2.962%, 07/01/19	350	350,054
DTE Energy Co.
3.700%, 08/01/23	2,060	2,108,879
3.800%, 03/15/27	6,575	6,629,923
Edison International 2.125%, 04/15/20	1,770	1,756,529
Eversource Energy
2.750%, 03/15/22	2,550	2,548,677
3.800%, 12/01/23	1,255	1,299,488
2.900%, 10/01/24	1,700	1,686,811
3.300%, 01/15/28	4,219	4,169,933
4.250%, 04/01/29	2,030	2,156,178
Fortive Corp. 1.800%, 06/15/19	40	39,833
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	2,400	2,402,100
NSTAR Electric Co. 3.200%, 05/15/27	3,415	3,417,093
Virginia Electric & Power Co.
3.150%, 01/15/26	1,525	1,526,260
3.500%, 03/15/27	3,010	3,064,884
Wisconsin Public Service Corp. 3.350%, 11/21/21	2,025	2,056,286
Xcel Energy, Inc. 4.000%, 06/15/28	3,340	3,485,361

		45,046,937

	Par (000)	Value

Electronics — 0.1%
Amphenol Corp.
2.200%, 04/01/20	$2,585	$2,568,558
3.200%, 04/01/24	1,290	1,289,210

		3,857,768

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/24	4,850	4,952,772
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/27	5,850	5,879,250
Six Flags Entertainment Corp.
4.875%, 07/31/24 144A @	1,775	1,753,913
5.500%, 04/15/27 144A @	640	632,832

		13,218,767

Environmental Control — 0.0%
Waste Connections, Inc. 4.250%, 12/01/28	1,630	1,730,732

Food — 0.7%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,518,688
Conagra Brands, Inc.
(3 M ICE LIBOR + 0.750%) 3.511%, 10/22/20 •	1,710	1,707,926
3.800%, 10/22/21	10,030	10,217,945
Nestle Holdings, Inc. 3.100%, 09/24/21 144A @	14,330	14,504,017

		28,948,576

Gas — 0.4%
NiSource, Inc.
3.490%, 05/15/27	7,395	7,369,954
4.375%, 05/15/47	3,965	4,004,913
(H15T5Y + 2.840%) 5.650%, • µ	5,825	5,679,375

		17,054,242

Healthcare Products — 1.2%
Avantor, Inc.
6.000%, 10/01/24 144A @	4,545	4,715,438
9.000%, 10/01/25 144A @	18,908	20,491,545
Becton Dickinson & Co.
2.675%, 12/15/19	2,215	2,207,849
2.894%, 06/06/22	2,420	2,408,704
(3 M ICE LIBOR + 1.030%) 3.638%, 06/06/22 •	3,685	3,694,771
3.363%, 06/06/24	5,782	5,781,975
Hologic, Inc. 4.375%, 10/15/25 144A @	4,550	4,526,340
Teleflex, Inc.
4.875%, 06/01/26	3,030	3,086,813
4.625%, 11/15/27	3,630	3,600,524

		50,513,959

Healthcare Services — 0.6%
Centene Corp. 5.625%, 02/15/21	1,290	1,309,350

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Healthcare Services — (continued)
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	$1,125	$1,168,459
HCA Healthcare, Inc. 6.250%, 02/15/21	1,790	1,881,022
HCA, Inc.
4.250%, 10/15/19	3,781	3,800,405
6.500%, 02/15/20	15,745	16,202,610

		24,361,846

Household Products & Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (3 M ICE LIBOR + 0.560%) 3.162%, 06/24/22 144A @,•	4,760	4,720,450

Insurance — 0.1%
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,201,003
2.750%, 01/30/22	1,705	1,702,987
3.300%, 03/14/23	525	532,223
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,490,178

		5,926,391

Internet — 3.0%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,150,341
Netflix, Inc.
5.375%, 02/01/21	235	244,033
5.500%, 02/15/22	790	828,513
5.875%, 02/15/25	7,510	8,115,681
4.375%, 11/15/26	15,590	15,297,687
4.875%, 04/15/28	29,958	29,658,420
5.875%, 11/15/28 144A @	28,915	30,541,469
6.375%, 05/15/29 144A @	18,670	20,186,937
Zayo Group LLC 5.750%, 01/15/27 144A @	14,205	14,173,749

		123,196,830

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	2,445	2,440,403
Marriott International, Inc. (3 M ICE LIBOR + 0.650%) 3.245%, 03/08/21 •	1,435	1,438,595

		3,878,998

Machinery - Diversified — 0.3%
Roper Technologies, Inc.
3.650%, 09/15/23	4,120	4,210,091
4.200%, 09/15/28	3,700	3,835,209
Welbilt, Inc. 9.500%, 02/15/24	3,095	3,338,731
Xylem, Inc.
4.875%, 10/01/21	415	434,243
3.250%, 11/01/26	640	628,414

		12,446,688

	Par (000)	Value

Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	$2,135	$2,144,351
5.250%, 09/30/22	7,165	7,299,344
5.125%, 02/15/23	2,645	2,691,287
4.000%, 03/01/23 144A @	2,330	2,327,786
5.125%, 05/01/23 144A @	6,034	6,175,739
5.750%, 09/01/23	3,600	3,672,000
5.750%, 01/15/24	4,225	4,335,906
5.875%, 04/01/24 144A @	1,585	1,656,499
5.125%, 05/01/27 144A @	17,325	17,433,281
5.000%, 02/01/28 144A @	25,486	25,133,019
Charter Communications Operating LLC 3.579%, 07/23/20	2,225	2,241,175
Comcast Corp.
(3 M ICE LIBOR + 0.330%) 2.922%, 10/01/20 •	3,405	3,409,712
3.300%, 10/01/20	6,930	6,995,271
(3 M ICE LIBOR + 0.440%) 3.032%, 10/01/21 •	2,690	2,692,706
3.450%, 10/01/21	3,145	3,207,022
Sirius XM Radio, Inc.
3.875%, 08/01/22 144A @	1,955	1,940,338
4.625%, 05/15/23 144A @	2,130	2,153,962
6.000%, 07/15/24 144A @	4,820	4,994,725
Unitymedia GmbH 6.125%, 01/15/25 144A @	7,879	8,177,614
Virgin Media Secured Finance PLC 5.250%, 01/15/21	460	472,650

		109,154,387

Miscellaneous Manufacturing — 0.1%
3M Co. 3.000%, 09/14/21	2,460	2,488,576
General Electric Co. (3 M ICE LIBOR + 3.330%) 5.000%, • µ	2,880	2,689,920

		5,178,496

Oil & Gas — 0.2%
EQT Corp. 8.125%, 06/01/19	1,754	1,768,619
Shell International Finance BV (3 M ICE LIBOR + 0.450%) 3.147%, 05/11/20 •	6,720	6,749,452

		8,518,071

Packaging and Containers — 0.7%
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	15,622	15,641,544
6.875%, 02/15/21	2,736	2,746,172
(3 M ICE LIBOR + 3.500%) 6.287%, 07/15/21 144A @,•	4,875	4,893,281
5.125%, 07/15/23 144A @	4,145	4,212,356

		27,493,353

Pharmaceuticals — 0.2%
Elanco Animal Health, Inc.
3.912%, 08/27/21 144A @	3,505	3,563,303
4.272%, 08/28/23 144A @	1,680	1,731,469

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
CORPORATE BONDS — (continued)

Pharmaceuticals — (continued)
Elanco Animal Health, Inc.
4.900%, 08/28/28 144A @	$4,030	$4,278,385

		9,573,157

Pipelines — 0.1%
Enterprise Products Operating LLC 3.500%, 02/01/22	3,415	3,475,703
NuStar Logistics LP 4.800%, 09/01/20	1,650	1,670,625

		5,146,328

Real Estate — 1.2%
American Tower Corp. 3.300%, 02/15/21	3,575	3,608,334
Camden Property Trust 4.100%, 10/15/28	515	538,713
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,274,094
5.250%, 01/15/23	13,865	14,879,370
Equinix, Inc.
5.375%, 01/01/22	1,305	1,339,256
5.375%, 04/01/23	930	946,275
SBA Communications Corp.
4.875%, 07/15/22	11,060	11,212,075
4.000%, 10/01/22	4,055	4,069,598
4.875%, 09/01/24	3,085	3,116,776

		47,984,491

Retail — 1.8%
AutoZone, Inc.
1.625%, 04/21/19	365	364,653
2.500%, 04/15/21	1,915	1,903,660
Dollar Tree, Inc. (3 M ICE LIBOR + 0.700%) 3.473%, 04/17/20 •	1,290	1,290,284
KFC Holding Co./Pizza Hut Holdings/ Taco Bell of America LLC
5.000%, 06/01/24 144A @	3,680	3,753,600
5.250%, 06/01/26 144A @	4,893	4,938,872
4.750%, 06/01/27 144A @	17,140	16,840,050
New Red Finance, Inc. 4.625%, 01/15/22 144A @	3,340	3,355,731
The Home Depot, Inc.
(3 M ICE LIBOR + 0.310%) 2.936%, 03/01/22 •	2,435	2,432,436
3.250%, 03/01/22	2,020	2,065,855
Yum! Brands, Inc.
5.300%, 09/15/19	2,215	2,226,075
3.875%, 11/01/20	7,505	7,505,000
3.750%, 11/01/21	12,855	12,871,069
3.875%, 11/01/23	4,505	4,482,475
6.875%, 11/15/37	3,540	3,575,400
5.350%, 11/01/43	6,155	5,324,075

		72,929,235

Semiconductors — 0.2%
Sensata Technologies BV
4.875%, 10/15/23 144A @	920	947,600
5.625%, 11/01/24 144A @	880	937,200
5.000%, 10/01/25 144A @	3,150	3,228,750

	Par (000)	Value

Semiconductors — (continued)
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	$1,400	$1,484,000

		6,597,550

Software — 0.9%
Fiserv, Inc.
2.700%, 06/01/20	5,175	5,168,990
3.800%, 10/01/23	2,460	2,521,386
4.200%, 10/01/28	2,460	2,533,951
Solera LLC/Solera Finance, Inc. 10.500%, 03/01/24 144A @	25,396	27,527,232

		37,751,559

Telecommunications — 0.3%
Level 3 Financing, Inc. 5.375%, 08/15/22	3,500	3,517,500
T-Mobile USA, Inc. 6.000%, 03/01/23	1,770	1,818,675
Verizon Communications, Inc.
3.125%, 03/16/22	4,300	4,347,137
(3 M ICE LIBOR + 1.000%) 3.615%, 03/16/22 •	4,300	4,364,500

		14,047,812

TOTAL CORPORATE BONDS (Cost $770,169,786)		780,077,107

LOAN AGREEMENTS — 5.2%‡

Chemicals — 0.1%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 4.488%, 10/21/24 •	2,202	2,160,006

Commercial Services — 0.7%
Financial & Risk U.S. Holdings, Inc. (1 M ICE LIBOR + 3.750%) 6.249%, 10/01/25 •	13,975	13,558,241
Gartner, Inc. (1 M ICE LIBOR + 1.500%) 3.999%, 03/21/22 •	902	899,082
Trans Union LLC•
(1 M ICE LIBOR + 1.750%) 4.249%, 08/09/22	8,129	8,047,523
(1 M ICE LIBOR + 2.000%) 4.499%, 06/19/25	5,771	5,687,241

		28,192,087

Diversified Financial Services — 0.1%
Vantiv LLC (1 M ICE LIBOR + 1.500%) 3.947%, 01/16/23 •	2,413	2,407,499

Entertainment — 0.1%
Alpha Top Co. Ltd.—Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 4.999%, 02/01/24 •	4,225	4,063,394

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value
LOAN AGREEMENTS‡ — (continued)

Household Products & Wares — 0.0%
Prestige Brands, Inc. (1 M ICE LIBOR + 2.000%) 4.499%, 01/26/24 •	$242	$238,675

Insurance — 0.7%
HUB International Ltd. (2 M ICE LIBOR + 3.000%) 3.000%, 04/25/25 •	30,420	29,380,669

Internet — 0.1%
Zayo Group LLC
(1 M ICE LIBOR + 2.000%) 4.499%, 01/19/21 •	2,388	2,372,464
(1 M ICE LIBOR + 2.250%) 4.749%, 01/19/24 •	4,225	4,196,819

		6,569,283

Oil & Gas — 0.1%
Eagleclaw Midstream Ventures LLC/BCP Raptor LLC (3 M ICE LIBOR + 4.250%) 6.879%, 06/24/24 •	5,883	5,511,720

Packaging and Containers — 0.0%
Berry Global, Inc. (1 M ICE LIBOR + 1.750%) 4.243%, 02/08/20 •	1,652	1,645,184

Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC (1 M ICE LIBOR + 2.750%) 5.249%, 03/01/24 •	8,736	8,613,172
NVA Holdings, Inc. (1 M ICE LIBOR + 2.750%) 5.249%, 02/02/25 •	3,272	3,155,144

		11,768,316

Software — 3.0%
Cypress Intermediate Holdings III, Inc. (1 M ICE LIBOR + 3.000%) 5.500%, 04/29/24 •	4,182	4,100,563
First Data Corp.
0.00%, 07/08/22 •	16,690	16,648,185
0.00%, 10/26/23 •	22,154	22,027,252
0.00%, 04/26/24 •	67,315	67,103,627
Kronos, Inc. 0.00%, 11/01/23 •	13,356	13,218,240

		123,097,867

TOTAL LOAN AGREEMENTS (Cost $217,728,379)		215,034,700

	Par (000)	Value
U.S TREASURY OBLIGATIONS — 3.2%
United States Treasury Note
2.625%, 12/31/23	$14,175	$14,415,865
2.500%, 01/31/24	95,832	96,947,645
2.375%, 02/29/24	22,750	22,898,408

Total U.S TREASURY OBLIGATIONS (Cost $132,681,052)		134,261,918

	Number of Contracts
PURCHASED OPTIONS — 0.0%

Call Option — 0.0%

TOTAL PURCHASED OPTIONS (See open purchased options schedule) (Cost $352,543)	2,517	1,057,140

	Number of Shares
SHORT-TERM INVESTMENTS — 7.3%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 2.36%)	23,522,039	23,522,039
T. Rowe Price Investment, Ltd. (seven-day effective yield 2.52%)	277,440,347	277,440,347

TOTAL SHORT-TERM INVESTMENTS (Cost $300,962,386)		300,962,386

TOTAL INVESTMENTS — 101.1% (Cost $3,690,679,767)		4,180,996,558

Other Assets & Liabilities — (1.1)%		(43,502,744)

TOTAL NET ASSETS — 100.0%		$4,137,493,814

	Number of Contracts
WRITTEN OPTIONS

Call Options

TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(19,966,374))	(28,499)	$(23,198,838)

µ	Perpetual security with no stated maturity date.
*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $303,781,340 which represents 7.3% of the Fund’s net assets.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2019. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CONV — Convertible Security.

H15T5Y — U.S. Treasury Yield Curve T Note Constant Maturity 1 Year

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
ASSET BACKED SECURITIES	$14,986,467	$—	$14,986,467	$—
COMMON STOCKS	2,498,881,127	2,498,881,127	—	—
REAL ESTATE INVESTMENT TRUSTS	31,805,484	31,805,484	—	—
PREFERRED STOCKS
Banks	66,201,350	66,201,350	—	—
Diversified Financial Services	4,216,140	4,216,140	—	—
Electric	70,599,571	70,599,571	—	—
Electronics	11,456,675	11,456,675	—	—
Gas	8,563,750	8,563,750	—	—
Healthcare Products	39,616,687	39,616,687	—	—
Internet	3,276,056	—	—	3,276,056

TOTAL PREFERRED STOCKS	203,930,229	200,654,173	—	3,276,056

U.S TREASURY OBLIGATIONS	134,261,918	—	134,261,918	—
CORPORATE BONDS	780,077,107	—	780,077,107	—
LOAN AGREEMENTS	215,034,700	—	215,034,700	—
PURCHASED OPTIONS	1,057,140	1,057,140	—	—
SHORT-TERM INVESTMENTS	300,962,386	300,962,386	—	—

TOTAL INVESTMENTS	$4,180,996,558	$3,033,360,310	$1,144,360,192	$3,276,056

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
OTHER FINANCIAL INSTRUMENTS(1) Written Options	$(23,198,838)	$(23,198,838)	$—	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(23,198,838)	$(23,198,838)	$—	$—

(1) Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$—
Purchases	3,276,056

Balance as of 03/31/2019	$3,276,056

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open Purchased Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories	2,517	$6,292,500	$25	1/17/2020	$1,057,140

Total Purchased Options					$1,057,140

Open Written Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet Inc.	47	6,580,000	1,400	1/17/2020	(114,680)
Alphabet Inc.	47	7,050,000	1,500	1/17/2020	(51,982)
Alphabet Inc.	36	6,480,000	1,800	1/17/2020	(677,700)
Alphabet Inc.	87	18,052,500	2,075	1/17/2020	(457,620)
Alphabet Inc.	24	6,480,000	2,700	1/17/2020	(24,960)
Amazon.com Inc.	2,246	6,738,000	30	1/17/2020	(224,600)
Amazon.com Inc.	1,637	13,914,500	85	1/17/2020	(669,533)
Amazon.com Inc.	413	5,575,500	135	1/17/2020	(136,290)
Amazon.com Inc.	336	5,208,000	155	1/17/2020	(438,480)
Amazon.com Inc.	16	3,360,000	2,100	1/17/2020	(81,440)
Amazon.com Inc.	12	2,520,000	2,100	1/17/2020	(94,740)
Amazon.com Inc.	24	6,000,000	2,500	1/17/2020	(49,680)
Amazon.com Inc.	24	6,240,000	2,600	1/17/2020	(30,840)
American Electric Power Co. Inc.	1,231	24,620,000	200	1/17/2020	(898,630)
American Electric Power Co. Inc.	196	25,480,000	1,300	1/17/2020	(960,400)
American Tower Corp.	516	5,160,000	100	1/17/2020	(340,560)
American Tower Corp.	2,055	21,577,500	105	1/17/2020	(914,475)
American Tower Corp.	405	4,860,000	120	1/17/2020	(156,735)
American Tower Corp.	929	15,793,000	170	1/17/2020	(571,335)
Anthem Inc.	366	7,137,000	195	1/17/2020	(355,020)
Anthem Inc.	367	7,340,000	200	1/17/2020	(278,920)
Anthem Inc.	284	9,372,000	330	1/17/2020	(215,840)

Booking Holdings Inc.	284	4,828,000	170	1/17/2020	(863,360)
Booking Holdings Inc.	355	6,390,000	180	1/17/2020	(802,300)
Booking Holdings Inc.	734	22,754,000	310	1/17/2020	(182,032)
Conagra Brands Inc.	1,872	23,400,000	125	1/17/2020	(524,160)
Enterprise Products Partners	192	3,744,000	195	1/17/2020	(186,240)
Facebook Inc.	975	21,450,000	220	1/17/2020	(315,900)
Intuit Inc.	493	12,818,000	260	1/17/2020	(1,239,402)
Intuit Inc.	219	5,913,000	270	1/17/2020	(424,860)
McDonald’s Corp.	139	4,170,000	300	1/17/2020	(239,775)
McDonald’s Corp.	139	4,309,000	310	1/17/2020	(187,650)
Microsoft Corp.	2,132	26,650,000	125	1/17/2020	(1,385,800)
Microsoft Corp.	2,133	27,729,000	130	1/17/2020	(998,244)
Microsoft Corp.	107	2,140,000	200	1/17/2020	(109,461)
Microsoft Corp.	47	6,298,000	1,340	1/17/2020	(174,370)
NextEra Energy Inc.	868	15,190,000	175	1/17/2020	(2,291,520)
NextEra Energy Inc.	16	3,400,000	2,125	1/17/2020	(64,000)
S&P Global Inc.	927	16,222,500	175	1/17/2020	(402,318)
S&P Global Inc.	202	4,444,000	220	1/17/2020	(202,000)
Texas Instruments Inc.	1,201	10,208,500	85	1/17/2020	(439,566)
Texas Instruments Inc.	465	7,672,500	165	1/17/2020	(376,650)
Texas Instruments Inc.	12	2,400,000	2,000	1/17/2020	(129,000)
Thermo Fisher Scientific Inc.	234	7,020,000	300	1/17/2020	(269,100)
Unitedhealth Group Inc.	202	4,646,000	230	1/17/2020	(125,240)
Unitedhealth Group Inc.	415	11,205,000	270	1/17/2020	(483,475)
Unitedhealth Group Inc.	284	8,236,000	290	1/17/2020	(149,100)
Unitedhealth Group Inc.	280	8,400,000	300	1/17/2020	(114,800)
Unitedhealth Group Inc.	12	2,430,000	2,025	1/17/2020	(119,760)
Visa Inc.	544	6,528,000	120	1/17/2020	(481,440)
Visa Inc.	82	1,066,000	130	1/17/2020	(10,578)
Visa Inc.	337	5,055,000	150	1/17/2020	(549,310)
Visa Inc.	542	8,672,000	160	1/17/2020	(563,680)
Visa Inc.	163	4,564,000	280	1/17/2020	(134,475)
Visa Inc.	56	12,880,000	2,300	1/17/2020	(227,472)
Yum! Brands Inc.	360	2,970,000	83	1/17/2020	(183,600)
Yum! Brands Inc.	178	24,297,000	1,365	1/17/2020	(503,740)

Total Written Options					$(23,198,838)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

BALANCE FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 59.8%

Penn Series Index 500 Fund* (Cost $21,897,764)	2,053,171	$48,578,021

AFFILIATED FIXED INCOME FUNDS — 40.1%

Penn Series Quality Bond Fund* (Cost $27,259,537)	2,150,453	32,622,367

SHORT-TERM INVESTMENTS — 0.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $65,799)	65,799	65,799

TOTAL INVESTMENTS — 100.0% (Cost $49,223,100)		81,266,187

Other Assets & Liabilities — 0.0%		(2,447)

TOTAL NET ASSETS — 100.0%		$81,263,740

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$48,578,021	$48,578,021	$—	$—
AFFILIATED FIXED INCOME FUNDS	32,622,367	32,622,367	—	—
SHORT-TERM INVESTMENTS	65,799	65,799	—	—
TOTAL INVESTMENTS	$81,266,187	$81,266,187	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value
COMMON STOCKS — 97.3%
Aerospace & Defense — 4.7%
Northrop Grumman Corp.	9,800	$2,642,080
The Boeing Co.	32,666	12,459,466

		15,101,546

Agriculture — 1.2%
Philip Morris International, Inc.	44,016	3,890,574

Apparel — 1.1%
NIKE, Inc., Class B	42,837	3,607,304

Auto Manufacturers — 0.8%
Ferrari N.V.	19,484	2,606,959

Auto Parts & Equipment — 1.0%
Aptiv PLC	39,889	3,170,777

Banks — 0.5%
Morgan Stanley	41,423	1,748,051

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc.*	12,907	1,744,768
Vertex Pharmaceuticals, Inc.*	27,177	4,999,209

		6,743,977

Chemicals — 0.6%
DowDuPont, Inc.	36,752	1,959,249

Commercial Services — 4.3%
Equifax, Inc.	12,717	1,506,965
PayPal Holdings, Inc.*	34,241	3,555,585
S&P Global, Inc.	2,500	526,375
TransUnion	43,072	2,878,932
Worldpay, Inc., Class A*	48,187	5,469,225

		13,937,082

Computers — 0.8%
Apple, Inc.	12,971	2,463,841

Diversified Financial Services — 9.7%
Ant International Co. Ltd., Class C*(1)	189,827	1,064,929
Intercontinental Exchange, Inc.	26,646	2,028,826
Mastercard, Inc., Class A	41,139	9,686,178
TD Ameritrade Holding Corp.	73,687	3,683,613
The Charles Schwab Corp.	81,600	3,489,216
Visa, Inc., Class A	72,803	11,371,101

		31,323,863

Electric — 0.7%
NextEra Energy, Inc.	11,317	2,187,802

Electronics — 1.5%
Fortive Corp.	39,170	3,285,971
Honeywell International, Inc.	9,662	1,535,485

		4,821,456

Gas — 0.9%
Sempra Energy	22,628	2,847,960

	Number of Shares	Value

Healthcare Products — 5.6%
Becton Dickinson & Co.	24,122	$6,023,987
Intuitive Surgical, Inc.*	9,240	5,272,159
Stryker Corp.	33,522	6,621,266

		17,917,412

Healthcare Services — 5.9%
Anthem, Inc.	15,625	4,484,063
Centene Corp.*	39,868	2,116,991
HCA Healthcare, Inc.	11,831	1,542,526
Humana, Inc.	3,700	984,200
UnitedHealth Group, Inc.	31,459	7,778,552
WellCare Health Plans, Inc.*	7,823	2,110,254

		19,016,586

Home Builders — 0.4%
NVR, Inc.*	450	1,245,150

Insurance — 0.7%
Chubb Ltd.	15,300	2,143,224

Internet — 29.3%
Alibaba Group Holding Ltd. ADR*	36,866	6,726,202
Alphabet, Inc., Class A*	8,396	9,881,168
Alphabet, Inc., Class C*	8,210	9,632,875
Amazon.com, Inc.*	15,835	28,198,176
Booking Holdings, Inc.*	2,331	4,067,385
Facebook, Inc., Class A*	100,032	16,674,334
IAC/InterActive Corp.*	9,471	1,989,952
MercadoLibre, Inc.*	1,604	814,399
Netflix, Inc.*	14,939	5,326,650
Symantec Corp.	184,935	4,251,656
Tencent Holdings Ltd.	155,500	7,151,103
Uber Technologies, Inc., Class A*(1)	575	28,044

		94,741,944

Lodging — 2.0%
Las Vegas Sands Corp.	37,800	2,304,288
MGM Resorts International	56,100	1,439,526
Wynn Resorts Ltd.	23,987	2,862,129

		6,605,943

Machinery—Diversified — 1.8%
Roper Technologies, Inc.	11,742	4,015,411
Wabtec Corp.	25,590	1,886,495

		5,901,906

Media — 1.2%
The Walt Disney Co.	35,609	3,953,667

Pharmaceuticals — 1.3%
Cigna Corp.	21,096	3,392,659
Elanco Animal Health, Inc.*	4,173	133,828
Eli Lilly & Co.	5,875	762,340

		4,288,827

Retail — 2.4%
Dollar General Corp.	9,550	1,139,315
Dollar Tree, Inc.*	25,624	2,691,545
Dollarama, Inc.	63,818	1,702,482

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Retail — (continued)
McDonald’s Corp.	10,950	$2,079,405

		7,612,747

Semiconductors — 1.8%
ASML Holding N.V.	13,801	2,595,278
NVIDIA Corp.	18,400	3,303,904

		5,899,182

Software — 15.0%
Electronic Arts, Inc.*	26,184	2,661,080
Fidelity National Information Services, Inc.	22,333	2,525,862
Fiserv, Inc.*	32,072	2,831,316
Intuit, Inc.	18,999	4,966,529
Microsoft Corp.	143,903	16,971,920
Red Hat, Inc.*	18,472	3,374,834
salesforce.com, Inc.*	26,558	4,205,991
ServiceNow, Inc.*	8,022	1,977,343
Splunk, Inc.*	18,959	2,362,291
VMware, Inc., Class A	18,355	3,313,261
Workday, Inc., Class A*	17,081	3,294,071

		48,484,498

TOTAL COMMON STOCKS (Cost $222,998,837)		314,221,527

PREFERRED STOCKS — 1.3%

Internet — 0.5%
Aurora Innovation, Inc., Series B, CONV*(1)	2,773	256,234
Uber Technologies, Inc., Series A, CONV*(1)	82	3,999
Uber Technologies, Inc., Series B, CONV*(1)	220	10,730
Uber Technologies, Inc., Series C-1, CONV*(1)	58	2,829
Uber Technologies, Inc., Series C-2, CONV*(1)	47	2,292
Uber Technologies, Inc., Series C-3, CONV*(1)	1	49
Uber Technologies, Inc., Series D, CONV*(1)	52	2,536
Uber Technologies, Inc., Series E, CONV*(1)	25	1,219
Uber Technologies, Inc., Series G, CONV*(1)	12,545	611,848
Uber Technologies, Inc., Series G-1, CONV*(1)	126	6,145
Uber Technologies, Inc., Series Seed, CONV*(1)	210	10,242
Xiaoju Kuaizhi, Inc. (didi), CONV*(1)	11,920	572,041

		1,480,164

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*(1)	9,999	1,160,284
Airbnb, Inc., Series E, CONV*(1)	3,694	428,651

		1,588,935

	Number of Shares	Value

Real Estate — 0.1%
WeWork Companies, Inc., Class A, CONV*(1)	329	$16,878
WeWork Companies, Inc., Series E, CONV*(1)	8,297	425,636

		442,514

Software — 0.2%
Magic Leap Inc., Series C, CONV*(1)	15,808	426,816
Magic Leap, Inc., Series D, CONV*(1)	10,934	295,218

		722,034

TOTAL PREFERRED STOCKS (Cost $2,918,069)		4,233,647

REAL ESTATE INVESTMENT TRUSTS — 0.4%

Diversified — 0.4%

Crown Castle International Corp. (Cost $1,173,708)	11,125	1,424,000

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund- Institutional Shares (seven-day effective yield 2.36%)	961,955	961,955
T. Rowe Price Investment, Ltd.	2,450,016	2,450,016

TOTAL SHORT-TERM INVESTMENTS (Cost $3,411,971)		3,411,971

TOTAL INVESTMENTS — 100.1% (Cost $230,502,585)		323,291,145

Other Assets & Liabilities — (0.1)%		(175,004)

TOTAL NET ASSETS — 100.0%		$323,116,141

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
*	Non-income producing security.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 03/31/2019 ††

United States	91%
China	4
Canada	1
Italy	1
Netherlands	1
Switzerland	1
United Kingdom	1
Total	100%

††% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Aerospace & Defense	$15,101,546	$15,101,546	$—	$—
Agriculture	3,890,574	3,890,574	—	—
Apparel	3,607,304	3,607,304	—	—
Auto Manufacturers	2,606,959	2,606,959	—	—
Auto Parts & Equipment	3,170,777	3,170,777	—	—
Banks	1,748,051	1,748,051	—	—
Biotechnology	6,743,977	6,743,977	—	—
Chemicals	1,959,249	1,959,249	—	—
Commercial Services	13,937,082	13,937,082	—	—
Computers	2,463,841	2,463,841	—	—
Diversified Financial Services	31,323,863	30,258,934	—	1,064,929
Electric	2,187,802	2,187,802	—	—
Electronics	4,821,456	4,821,456	—	—
Gas	2,847,960	2,847,960	—	—
Healthcare Products	17,917,412	17,917,412	—	—
Healthcare Services	19,016,586	19,016,586	—	—
Home Builders	1,245,150	1,245,150	—	—
Insurance	2,143,224	2,143,224	—	—
Internet	94,741,944	87,562,797	7,151,103	28,044
Lodging	6,605,943	6,605,943	—	—
Machinery - Diversified	5,901,906	5,901,906	—	—
Media	3,953,667	3,953,667	—	—
Pharmaceuticals	4,288,827	4,288,827	—	—
Retail	7,612,747	7,612,747	—	—
Semiconductors	5,899,182	5,899,182	—	—
Software	48,484,498	48,484,498	—	—

TOTAL COMMON STOCKS	314,221,527	305,977,451	7,151,103	1,092,973

PREFERRED STOCKS	4,233,647	—	—	4,233,647

REAL ESTATE INVESTMENT TRUSTS	1,424,000	1,424,000	—	—

SHORT-TERM INVESTMENTS	3,411,971	3,411,971	—	—

TOTAL INVESTMENTS	$323,291,145	$310,813,422	$7,151,103	$5,326,620

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$4,926,097
Change in Appreciation/(Depreciation)	144,290
Purchases	256,233

Balance as of 03/31/2019	$5,326,620

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — 99.1%

Aerospace & Defense — 2.2%
United Technologies Corp.	9,876	$1,272,918

Apparel — 6.0%
adidas AG	2,521	613,164
LVMH Moet Hennessy Louis Vuitton S.E.	3,140	1,156,573
NIKE, Inc., Class B	12,931	1,088,920
VF Corp.	8,040	698,756

		3,557,413

Beverages — 1.7%
PepsiCo, Inc.	8,250	1,011,037

Chemicals — 3.7%
LyondellBasell Industries N.V., Class A	1,686	141,759
PPG Industries, Inc.	8,811	994,498
The Sherwin-Williams Co.	2,395	1,031,550

		2,167,807

Commercial Services — 7.4%
Ecolab, Inc.	5,222	921,892
Equifax, Inc.	4,493	532,421
Experian PLC	21,708	587,538
Moody’s Corp.	6,823	1,235,577
Verisk Analytics, Inc.	8,204	1,091,132

		4,368,560

Computers — 8.2%
Accenture PLC, Class A	12,413	2,184,936
Apple, Inc.	8,092	1,537,076
Cognizant Technology Solutions Corp., Class A	15,449	1,119,280

		4,841,292

Cosmetics & Personal Care — 4.4%
Colgate-Palmolive Co.	17,762	1,217,408
L’Oreal S.A.	1,443	388,589
The Estee Lauder Cos., Inc., Class A	6,078	1,006,213

		2,612,210

Diversified Financial Services — 8.8%
CME Group, Inc.	1,507	248,022
Mastercard, Inc., Class A	5,478	1,289,795
The Blackstone Group LP	35,572	1,243,953
The Charles Schwab Corp.	10,598	453,171
Visa, Inc., Class A	12,523	1,955,967

		5,190,908

Electronics — 5.9%
Amphenol Corp., Class A	9,512	898,313
Fortive Corp.	8,693	729,256
Mettler-Toledo International, Inc.*	1,439	1,040,397
Waters Corp.*	3,361	845,997

		3,513,963

Entertainment — 0.6%
Paddy Power Betfair PLC	4,925	381,681

Healthcare Products — 2.6%
Thermo Fisher Scientific, Inc.	5,645	1,545,149

	Number of Shares	Value

Household Products & Wares — 2.0%
Church & Dwight Co., Inc.	6,746	$480,518
Reckitt Benckiser Group PLC	8,551	711,640

		1,192,158

Insurance — 2.9%
Aon PLC	10,182	1,738,067

Internet — 8.2%
Alibaba Group Holding Ltd. ADR*	6,070	1,107,472
Alphabet, Inc., Class A*	3,169	3,729,564

		4,837,036

Lodging — 1.5%
Marriott International, Inc., Class A	7,168	896,645

Machinery - Diversified — 1.9%
Nordson Corp.	8,705	1,153,587

Media — 2.5%
Comcast Corp., Class A	31,818	1,272,084
The Walt Disney Co.	1,964	218,063

		1,490,147

Miscellaneous Manufacturing — 1.5%
Danaher Corp.	6,777	894,699

Oil & Gas Services — 0.1%
Schlumberger Ltd.	1,372	59,778

Pharmaceuticals — 5.4%
Abbott Laboratories	15,096	1,206,774
Cigna Corp.	1,534	246,698
Elanco Animal Health, Inc.*	29,514	946,514
Eli Lilly & Co.	2,528	328,033
Zoetis, Inc.	4,893	492,579

		3,220,598

Retail — 4.4%
AutoZone, Inc.*	335	343,080
Starbucks Corp.	15,201	1,130,043
The TJX Cos., Inc.	21,863	1,163,330

		2,636,453

Semiconductors — 5.2%
Analog Devices, Inc.	8,779	924,165
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,829	771,236
Texas Instruments, Inc.	13,161	1,395,987

		3,091,388

Software — 10.2%
Electronic Arts, Inc.*	9,889	1,005,019
Fidelity National Information Services, Inc.	10,870	1,229,397
Fiserv, Inc.*	11,834	1,044,706
Microsoft Corp.	23,213	2,737,741

		6,016,863

Transportation — 1.8%
Union Pacific Corp.	6,496	1,086,131

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CAP GROWTH FUND

Number of Shares	Value
COMMON STOCKS — (continued)

TOTAL COMMON STOCKS (Cost $41,902,542)	$58,776,488

TOTAL INVESTMENTS — 99.1% (Cost $41,902,542)	58,776,488

Other Assets & Liabilities — 0.9%	516,740

TOTAL NET ASSETS — 100.0%	$59,293,228

*	Non-income producing security.

LP — Limited Partnership.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Aerospace & Defense	$1,272,918	$1,272,918	$—	$—
Apparel	3,557,413	1,787,676	1,769,737	—
Beverages	1,011,037	1,011,037	—	—
Chemicals	2,167,807	2,167,807	—	—
Commercial Services	4,368,560	3,781,022	587,538	—
Computers	4,841,292	4,841,292	—	—
Cosmetics & Personal Care	2,612,210	2,223,621	388,589	—
Diversified Financial Services	5,190,908	5,190,908	—	—
Electronics	3,513,963	3,513,963	—	—
Entertainment	381,681	—	381,681	—
Healthcare Products	1,545,149	1,545,149	—	—
Household Products & Wares	1,192,158	480,518	711,640	—
Insurance	1,738,067	1,738,067	—	—
Internet	4,837,036	4,837,036	—	—
Lodging	896,645	896,645	—	—
Machinery - Diversified	1,153,587	1,153,587	—	—
Media	1,490,147	1,490,147	—	—
Miscellaneous Manufacturing	894,699	894,699	—	—
Oil & Gas Services	59,778	59,778	—	—
Pharmaceuticals	3,220,598	3,220,598	—	—
Retail	2,636,453	2,636,453	—	—
Semiconductors	3,091,388	3,091,388	—	—
Software	6,016,863	6,016,863	—	—
Transportation	1,086,131	1,086,131	—	—

TOTAL COMMON STOCKS	58,776,488	54,937,303	3,839,185	—

TOTAL INVESTMENTS	$58,776,488	$54,937,303	$3,839,185	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — 98.9%

Aerospace & Defense — 1.5%
HEICO Corp., Class A	24,993	$2,100,912

Apparel — 3.8%
LVMH Moet Hennessy Louis Vuitton S.E.	14,186	5,225,207

Commercial Services — 11.2%
Ecolab, Inc.	11,669	2,060,045
Gartner, Inc.*	23,270	3,529,593
Rollins, Inc.	81,311	3,384,164
S&P Global, Inc.	9,887	2,081,708
ServiceMaster Global Holdings, Inc.*	47,931	2,238,378
Verisk Analytics, Inc.	16,009	2,129,197

		15,423,085

Electronics — 1.5%
Fortive Corp.	24,755	2,076,697

Environmental Control — 3.0%
Waste Connections, Inc.	23,147	2,050,593
Waste Management, Inc.	19,851	2,062,717

		4,113,310

Healthcare Products — 4.9%
Intuitive Surgical, Inc.*	11,805	6,735,697

Healthcare Services — 0.7%
UnitedHealth Group, Inc.	3,914	967,776

Internet — 25.8%
Alphabet, Inc., Class C*	6,826	8,009,014
Amazon.com, Inc.*	6,216	11,069,142
Facebook, Inc., Class A*	11,529	1,921,769
IAC/InterActive Corp.*	16,979	3,567,458
MercadoLibre, Inc.*	5,718	2,903,200
Spotify Technology SA*	15,173	2,106,012
Twitter, Inc.*	178,516	5,869,606

		35,446,201

Media — 2.6%
The Walt Disney Co.	31,674	3,516,764

Miscellaneous Manufacturing — 1.6%
Danaher Corp.	16,828	2,221,633

Pharmaceuticals — 5.1%
Elanco Animal Health, Inc.*	109,951	3,526,129
Zoetis, Inc.	35,023	3,525,765

		7,051,894

Retail — 4.0%
Copart, Inc.*	35,178	2,131,435
Starbucks Corp.	46,103	3,427,297

		5,558,732

Software — 24.8%
Adobe, Inc.*	17,954	4,784,561
Autodesk, Inc.*	13,417	2,090,637
Constellation Software, Inc.	5,695	4,826,271
Intuit, Inc.	8,296	2,168,657

	Number of Shares	Value

Software — (continued)
MSCI, Inc.	10,740	$2,135,542
salesforce.com, Inc.*	28,865	4,571,350
ServiceNow, Inc.*	27,065	6,671,252
Workday, Inc., Class A*	35,354	6,818,019

		34,066,289

Transportation — 8.4%
Canadian National Railway Co.	53,258	4,765,526
Union Pacific Corp.	40,934	6,844,165

		11,609,691

TOTAL COMMON STOCKS (Cost $108,713,526)		136,113,888

SHORT-TERM INVESTMENTS — 2.0%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $2,764,025)	2,764,025	2,764,025

TOTAL INVESTMENTS — 100.9% (Cost $111,477,551)		138,877,913

Other Assets & Liabilities — (0.9)%		(1,184,836)

TOTAL NET ASSETS — 100.0%		$137,693,077

*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 03/31/2019 ††
United States	84%
Canada	8
France	4
Argentina	2
Sweden	2
Total	100%

††	% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Aerospace & Defense	$2,100,912	$2,100,912	$—	$—
Apparel	5,225,207	—	5,225,207	—
Commercial Services	15,423,085	15,423,085	—	—
Electronics	2,076,697	2,076,697	—	—
Environmental Control	4,113,310	4,113,310	—	—
Healthcare Products	6,735,697	6,735,697	—	—
Healthcare Services	967,776	967,776	—	—
Internet	35,446,201	35,446,201	—	—
Media	3,516,764	3,516,764	—	—
Miscellaneous Manufacturing	2,221,633	2,221,633	—	—
Pharmaceuticals	7,051,894	7,051,894	—	—
Retail	5,558,732	5,558,732	—	—
Software	34,066,289	34,066,289	—	—
Transportation	11,609,691	11,609,691	—	—

TOTAL COMMON STOCKS	136,113,888	130,888,681	5,225,207	—

SHORT-TERM INVESTMENTS	2,764,025	2,764,025	—	—

TOTAL INVESTMENTS	$138,877,913	$133,652,706	$5,225,207	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 87.5%

Aerospace & Defense — 3.4%
Raytheon Co.	35,870	$6,531,210

Agriculture — 0.6%
Altria Group, Inc.	19,910	1,143,431

Airlines — 1.7%
Delta Air Lines, Inc.	29,970	1,547,951
Southwest Airlines Co.	31,930	1,657,486

		3,205,437

Auto Manufacturers — 0.6%
PACCAR, Inc.	17,110	1,165,875

Auto Parts & Equipment — 2.1%
Altra Industrial Motion Corp.	65,360	2,029,428
BorgWarner, Inc.	17,220	661,420
WABCO Holdings, Inc.*	9,384	1,237,093

		3,927,941

Banks — 7.4%
Citigroup, Inc.	57,816	3,597,311
JPMorgan Chase & Co.	64,165	6,495,423
Northern Trust Corp.	15,860	1,433,903
The Goldman Sachs Group, Inc.	13,670	2,624,503

		14,151,140

Biotechnology — 3.2%
Biogen, Inc.*	11,950	2,824,741
Celgene Corp.*	17,340	1,635,855
Gilead Sciences, Inc.	23,770	1,545,288

		6,005,884

Commercial Services — 1.1%
Euronet Worldwide, Inc.*	9,500	1,354,605
Robert Half International, Inc.	11,070	721,321

		2,075,926

Computers — 1.8%
Apple, Inc.	5,551	1,054,412
Cognizant Technology Solutions Corp., Class A	31,870	2,308,982

		3,363,394

Diversified Financial Services — 2.2%
Capital One Financial Corp.	50,800	4,149,852

Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	10,100	1,212,101
Hubbell, Inc.	9,250	1,091,315
		2,303,416

Electronics — 2.8%
Dolby Laboratories, Inc., Class A	20,486	1,290,004
FLIR Systems, Inc.	23,480	1,117,178
Garmin Ltd.	17,960	1,550,846
Keysight Technologies, Inc.*	15,470	1,348,984

		5,307,012

	Number of Shares	Value

Engineering & Construction — 0.7%
EMCOR Group, Inc.	18,440	$1,347,595

Healthcare Services — 1.6%
Anthem, Inc.	10,600	3,041,988

Home Builders — 2.1%
D.R. Horton, Inc.	97,890	4,050,688

Insurance — 9.9%
Aflac, Inc.	25,560	1,278,000
Berkshire Hathaway, Inc., Class B*	31,920	6,412,409
Fidelity National Financial, Inc.	70,264	2,568,149
Reinsurance Group of America, Inc.	29,760	4,225,325
The Allstate Corp.	45,380	4,273,888

		18,757,771

Internet — 2.2%
Expedia Group, Inc.	22,710	2,702,490
F5 Networks, Inc.*	9,230	1,448,464

		4,150,954

Media — 4.9%
Comcast Corp., Class A	123,838	4,951,043
Discovery, Inc., Class A*	48,970	1,323,170
The Walt Disney Co.	27,060	3,004,472

		9,278,685

Miscellaneous Manufacturing — 2.0%
Crane Co.	30,570	2,586,834
Parker-Hannifin Corp.	6,560	1,125,827

		3,712,661

Oil & Gas — 8.8%
Apache Corp.	22,310	773,265
ConocoPhillips	53,010	3,537,887
Exxon Mobil Corp.	34,300	2,771,440
Murphy USA, Inc.*	31,500	2,697,030
Noble Energy, Inc.	31,170	770,834
Phillips 66	64,480	6,136,562

		16,687,018

Oil & Gas Services — 0.7%
Dril-Quip, Inc.*	17,710	812,003
National Oilwell Varco, Inc.	22,940	611,122

		1,423,125

Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co.	21,460	1,023,857
Cigna Corp.	37,280	5,995,370
Elanco Animal Health, Inc.*	7,575	242,930
Eli Lilly & Co.	10,670	1,384,539
Pfizer, Inc.	113,417	4,816,820
Roche Holding AG ADR	151,990	5,226,936

		18,690,452

Real Estate — 2.3%
CBRE Group, Inc., Class A*	87,132	4,308,677

Retail — 4.2%
Tapestry, Inc.	22,850	742,396

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Retail — (continued)
Walgreens Boots Alliance, Inc.	17,740	$1,122,410
Walmart, Inc.	63,020	6,146,341

		8,011,147

Semiconductors — 0.4%
Skyworks Solutions, Inc.	8,650	713,452

Software — 1.1%
Activision Blizzard, Inc.	17,610	801,783
Akamai Technologies, Inc.*	18,180	1,303,688

		2,105,471

Telecommunications — 6.7%
Cisco Systems, Inc.	81,810	4,416,922
Verizon Communications, Inc.	140,667	8,317,640

		12,734,562

Transportation — 2.0%
Kansas City Southern	6,670	773,587
Knight-Swift Transportation Holdings, Inc.	33,210	1,085,303
Norfolk Southern Corp.	4,225	789,610
Saia, Inc.*	18,975	1,159,372

		3,807,872

TOTAL COMMON STOCKS (Cost $159,305,701)		166,152,636

REAL ESTATE INVESTMENT TRUSTS — 1.8%

Strip Centers — 1.8%

Regency Centers Corp. (Cost $3,270,240)	50,800	3,428,492

SHORT-TERM INVESTMENTS — 10.7%

BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 2.36%) (Cost $20,298,623)	20,298,623	20,298,623

TOTAL INVESTMENTS — 100.0% (Cost $182,874,564)		189,879,751

Other Assets & Liabilities — 0.0%		11,299

TOTAL NET ASSETS — 100.0%		$189,891,050

*	Non-income producing security.

ADR — American Depository Receipt.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$166,152,636	$166,152,636	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,428,492	3,428,492	—	—
SHORT-TERM INVESTMENTS	20,298,623	20,298,623	—	—

TOTAL INVESTMENTS	$189,879,751	$189,879,751	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 95.2%

Banks — 11.6%
Bank of America Corp.	221,556	$6,112,730
JPMorgan Chase & Co.	26,236	2,655,870
KeyCorp.	111,962	1,763,402
Northern Trust Corp.	33,341	3,014,360
The PNC Financial Services Group, Inc.	40,896	5,016,303
U.S. Bancorp	74,992	3,613,864

		22,176,529

Beverages — 2.4%
Constellation Brands, Inc., Class A	10,020	1,756,806
PepsiCo, Inc.	23,394	2,866,935

		4,623,741

Biotechnology — 1.2%
Gilead Sciences, Inc.	34,364	2,234,004

Chemicals — 2.0%
DowDuPont, Inc.	70,823	3,775,574

Commercial Services — 0.9%
S&P Global, Inc.	8,333	1,754,513

Computers — 1.3%
Leidos Holdings, Inc.	38,226	2,449,904

Cosmetics & Personal Care — 3.6%
The Procter & Gamble Co.	66,097	6,877,393

Diversified Financial Services — 4.3%
American Express Co.	28,498	3,114,831
Discover Financial Services	35,040	2,493,446
Raymond James Financial, Inc.	32,445	2,608,903

		8,217,180

Electric — 6.0%
CMS Energy Corp.	60,501	3,360,226
Edison International	56,161	3,477,489
NextEra Energy, Inc.	23,917	4,623,634

		11,461,349

Electronics — 1.5%
FLIR Systems, Inc.	62,198	2,959,381

Engineering & Construction — 1.1%
Fluor Corp.	55,106	2,027,901

Food — 2.3%
Mondelez International, Inc., Class A	86,606	4,323,372

Gas — 1.4%
Sempra Energy	21,325	2,683,965

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	15,359	2,091,435

Healthcare Products — 1.3%
Baxter International, Inc.	31,904	2,594,114

	Number of Shares	Value

Healthcare Services — 1.0%
Anthem, Inc.	6,850	$1,965,813

Home Builders — 1.1%
D.R. Horton, Inc.	52,449	2,170,340

Insurance — 3.6%
American International Group, Inc.	46,980	2,022,959
The Allstate Corp.	33,738	3,177,445
The Progressive Corp.	22,799	1,643,580

		6,843,984

Lodging — 0.8%
Marriott International, Inc., Class A	12,177	1,523,221

Machinery—Diversified — 1.6%
Gardner Denver Holdings, Inc.*	111,336	3,096,254

Media — 3.0%
Fox Corp., Class A*	49,179	1,805,361
The Walt Disney Co.	36,019	3,999,190

		5,804,551

Miscellaneous Manufacturing — 5.2%
A.O. Smith Corp.	51,389	2,740,061
Hexcel Corp.	21,503	1,487,147
Parker-Hannifin Corp.	18,498	3,174,627
Textron, Inc.	49,869	2,526,364

		9,928,199

Oil & Gas — 9.0%
ConocoPhillips	53,023	3,538,755
EOG Resources, Inc.	28,918	2,752,415
Exxon Mobil Corp.	73,408	5,931,366
Phillips 66	39,449	3,754,361
Pioneer Natural Resources Co.	7,716	1,174,993

		17,151,890

Packaging and Containers — 1.7%
Ball Corp.	21,851	1,264,299
Packaging Corp. of America	19,151	1,903,226

		3,167,525

Pharmaceuticals — 9.8%
Abbott Laboratories	37,629	3,008,062
GlaxoSmithKline PLC ADR	76,115	3,180,846
Johnson & Johnson	46,761	6,536,720
Merck & Co., Inc.	71,270	5,927,526

		18,653,154

Retail — 5.5%
Best Buy Co., Inc.	16,198	1,151,030
Tapestry, Inc.	37,665	1,223,736
The Home Depot, Inc.	5,211	999,939
The TJX Cos., Inc.	37,530	1,996,971
Tiffany & Co.	25,722	2,714,957
Tractor Supply Co.	24,656	2,410,370

		10,497,003

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Savings & Loans — 0.7%
Sterling Bancorp	69,438	$1,293,630

Semiconductors — 3.7%
Broadcom, Inc.	2,524	758,992
NXP Semiconductors N.V.	28,599	2,527,866
QUALCOMM, Inc.	65,076	3,711,284

		6,998,142

Software — 1.7%
Fidelity National Information Services, Inc.	22,961	2,596,889
Microsoft Corp.	6,074	716,368

		3,313,257

Telecommunications — 4.8%
Cisco Systems, Inc.	27,174	1,467,124
Verizon Communications, Inc.	129,438	7,653,669

		9,120,793

TOTAL COMMON STOCKS (Cost $170,864,481)		181,778,111

REAL ESTATE INVESTMENT TRUSTS — 4.6%

Apartments — 3.3%
AvalonBay Communities, Inc.	17,484	3,509,563
Mid-America Apartment Communities, Inc.	25,661	2,805,517

		6,315,080

Office Property — 1.3%
Boston Properties, Inc.	18,553	2,483,876

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,799,378)		8,798,956

SHORT-TERM INVESTMENTS — 0.2%

BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 2.36%) (Cost $315,667)	315,667	315,667

TOTAL INVESTMENTS — 100.0% (Cost $178,979,526)		190,892,734

Other Assets & Liabilities — 0.0%		46,328

TOTAL NET ASSETS — 100.0%		$190,939,062

*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$181,778,111	$181,778,111	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,798,956	8,798,956	—	—
SHORT-TERM INVESTMENTS	315,667	315,667	—	—

TOTAL INVESTMENTS	$190,892,734	$190,892,734	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — 95.9%

Advertising — 0.1%
Omnicom Group, Inc.	4,257	$310,718
The Interpublic Group of Cos., Inc.	7,882	165,601

		476,319

Aerospace & Defense — 2.5%
Arconic, Inc.	7,949	151,905
General Dynamics Corp.	5,377	910,219
Harris Corp.	2,337	373,242
L3 Technologies, Inc.	1,509	311,412
Lockheed Martin Corp.	4,797	1,439,868
Northrop Grumman Corp.	3,360	905,856
Raytheon Co.	5,579	1,015,824
The Boeing Co.	10,251	3,909,937
TransDigm Group, Inc.*	931	422,665
United Technologies Corp.	15,780	2,033,884

		11,474,812

Agriculture — 1.1%
Altria Group, Inc.	36,495	2,095,908
Archer-Daniels-Midland Co.	10,735	463,001
Philip Morris International, Inc.	30,296	2,677,863

		5,236,772

Airlines — 0.4%
Alaska Air Group, Inc.	2,542	142,657
American Airlines Group, Inc.	7,921	251,571
Delta Air Lines, Inc.	12,007	620,161
Southwest Airlines Co.	9,721	504,617
United Continental Holdings, Inc.*	4,556	363,478

		1,882,484

Apparel — 0.7%
Capri Holdings Ltd.*	3,128	143,106
Hanesbrands, Inc.	7,600	135,888
NIKE, Inc., Class B	24,759	2,084,955
PVH Corp.	1,500	182,925
Ralph Lauren Corp.	1,060	137,461
Under Armour, Inc., Class A*	3,900	82,446
Under Armour, Inc., Class C*	3,927	74,103
VF Corp.	6,301	547,620

		3,388,504

Auto Manufacturers — 0.5%
Ford Motor Co.	77,409	679,651
General Motors Co.	25,904	961,038
PACCAR, Inc.	6,728	458,446

		2,099,135

Auto Parts & Equipment — 0.1%
Aptiv PLC	5,181	411,838
BorgWarner, Inc.	4,307	165,432

		577,270

Banks — 6.1%
Bank of America Corp.	175,333	4,837,437
BB&T Corp.	14,869	691,855
Citigroup, Inc.	45,838	2,852,040
Citizens Financial Group, Inc.	8,863	288,047
Comerica, Inc.	3,037	222,673

	Number of Shares	Value

Banks — (continued)
Fifth Third Bancorp	12,585	$317,394
First Republic Bank	3,200	321,472
Huntington Bancshares, Inc.	20,019	253,841
JPMorgan Chase & Co.	63,942	6,472,849
KeyCorp.	19,650	309,487
M&T Bank Corp.	2,685	421,599
Morgan Stanley	25,336	1,069,179
Northern Trust Corp.	4,246	383,881
Regions Financial Corp.	19,761	279,618
State Street Corp.	7,394	486,599
SunTrust Banks, Inc.	8,615	510,439
SVB Financial Group*	999	222,138
The Bank of New York Mellon Corp.	17,068	860,739
The Goldman Sachs Group, Inc.	6,711	1,288,445
The PNC Financial Services Group, Inc.	8,945	1,097,194
U.S. Bancorp	29,508	1,421,990
Wells Fargo & Co.	79,887	3,860,140
Zions Bancorp NA	3,904	177,281

		28,646,337

Beverages — 1.8%
Brown-Forman Corp., Class B	3,179	167,788
Constellation Brands, Inc., Class A	3,265	572,452
Molson Coors Brewing Co., Class B	3,554	211,996
Monster Beverage Corp.*	7,655	417,810
PepsiCo, Inc.	27,396	3,357,380
The Coca-Cola Co.	75,054	3,517,030

		8,244,456

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	4,429	598,712
Amgen, Inc.	12,121	2,302,748
Biogen, Inc.*	3,883	917,864
Celgene Corp.*	13,867	1,308,213
Gilead Sciences, Inc.	25,096	1,631,491
Illumina, Inc.*	2,906	902,865
Incyte Corp.*	3,549	305,249
Regeneron Pharmaceuticals, Inc.*	1,553	637,693
Vertex Pharmaceuticals, Inc.*	4,993	918,462

		9,523,297

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	2,768	131,785
Johnson Controls International PLC	17,746	655,537
Martin Marietta Materials, Inc.	1,195	240,410
Masco Corp.	5,522	217,070
Vulcan Materials Co.	2,641	312,694

		1,557,496

Chemicals — 1.8%
Air Products & Chemicals, Inc.	4,272	815,781
Albemarle Corp.	2,152	176,421
Celanese Corp.	2,600	256,386
CF Industries Holdings, Inc.	4,309	176,152
DowDuPont, Inc.	43,922	2,341,482
Eastman Chemical Co.	2,620	198,806
FMC Corp.	2,517	193,356
International Flavors & Fragrances, Inc.	1,980	255,004

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Chemicals — (continued)
Linde PLC	10,836	$1,906,377
LyondellBasell Industries N.V., Class A	5,891	495,315
PPG Industries, Inc.	4,614	520,782
The Mosaic Co.	6,834	186,637
The Sherwin-Williams Co.	1,599	688,705

		8,211,204

Commercial Services — 2.2%
Alliance Data Systems Corp.	862	150,833
Automatic Data Processing, Inc.	8,598	1,373,444
Cintas Corp.	1,668	337,119
Ecolab, Inc.	4,911	866,988
Equifax, Inc.	2,264	268,284
FleetCor Technologies, Inc.*	1,705	420,436
Gartner, Inc.*	1,800	273,024
Global Payments, Inc.	3,078	420,209
H&R Block, Inc.	4,166	99,734
IHS Markit Ltd.*	7,000	380,660
Moody’s Corp.	3,295	596,692
Paychex, Inc.	6,141	492,508
PayPal Holdings, Inc.*	22,855	2,373,263
Quanta Services, Inc.	2,677	101,030
Robert Half International, Inc.	2,394	155,993
Rollins, Inc.	3,000	124,860
S&P Global, Inc.	4,845	1,020,115
Total System Services, Inc.	3,177	301,847
United Rentals, Inc.*	1,505	171,946
Verisk Analytics, Inc.	3,158	420,014

		10,348,999

Computers — 5.3%
Accenture PLC, Class A	12,412	2,184,760
Apple, Inc.	87,556	16,631,262
Cognizant Technology Solutions Corp., Class A	11,196	811,150
DXC Technology Co.	5,379	345,924
Fortinet, Inc.*	2,900	243,513
Hewlett Packard Enterprise Co.	27,129	418,600
HP, Inc.	30,531	593,217
International Business Machines Corp.	17,337	2,446,251
NetApp, Inc.	4,787	331,931
Seagate Technology PLC	5,158	247,017
Western Digital Corp.	5,783	277,931

		24,531,556

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	16,992	1,164,632
Coty, Inc., Class A	9,763	112,274
The Estee Lauder Cos., Inc., Class A	4,226	699,614
The Procter & Gamble Co.	48,834	5,081,178

		7,057,698

Distribution & Wholesale — 0.2%
Fastenal Co.	5,510	354,348
Genuine Parts Co.	2,777	311,107
LKQ Corp.*	6,400	181,632

	Number of Shares	Value

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	902	$271,439

		1,118,526

Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	1,047	112,144
American Express Co.	13,605	1,487,027
Ameriprise Financial, Inc.	2,646	338,953
BlackRock, Inc.	2,404	1,027,397
Capital One Financial Corp.	9,146	747,137
Cboe Global Markets, Inc.	2,130	203,287
CME Group, Inc.	6,987	1,149,920
Discover Financial Services	6,425	457,203
E*TRADE Financial Corp.	4,776	221,750
Franklin Resources, Inc.	5,827	193,107
Intercontinental Exchange, Inc.	11,244	856,118
Invesco Ltd.	8,067	155,774
Jefferies Financial Group, Inc.	5,017	94,269
Mastercard, Inc., Class A	17,614	4,147,216
Nasdaq, Inc.	2,199	192,391
Raymond James Financial, Inc.	2,553	205,287
Synchrony Financial	12,566	400,855
T. Rowe Price Group, Inc.	4,705	471,065
The Charles Schwab Corp.	23,279	995,410
The Western Union Co.	8,445	155,979
Visa, Inc., Class A	34,169	5,336,856

		18,949,145

Electric — 2.9%
AES Corp.	12,844	232,220
Alliant Energy Corp.	4,717	222,312
Ameren Corp.	4,650	342,007
American Electric Power Co., Inc.	9,620	805,675
CMS Energy Corp.	5,427	301,416
Consolidated Edison, Inc.	6,370	540,240
Dominion Resources, Inc.	15,782	1,209,848
DTE Energy Co.	3,514	438,336
Duke Energy Corp.	14,350	1,291,500
Edison International	6,437	398,579
Entergy Corp.	3,778	361,290
Evergy, Inc.	5,005	290,540
Eversource Energy	6,299	446,914
Exelon Corp.	19,166	960,792
FirstEnergy Corp.	10,018	416,849
NextEra Energy, Inc.	9,304	1,798,649
NRG Energy, Inc.	5,461	231,983
Pinnacle West Capital Corp.	2,115	202,152
PPL Corp.	13,998	444,297
Public Service Enterprise Group, Inc.	9,817	583,228
The Southern Co.	20,438	1,056,236
WEC Energy Group, Inc.	6,263	495,278
Xcel Energy, Inc.	10,163	571,262

		13,641,603

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,456	369,715
Emerson Electric Co.	12,075	826,775

		1,196,490

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Electronics — 1.3%
Agilent Technologies, Inc.	6,128	$492,569
Allegion PLC	1,966	178,336
Amphenol Corp., Class A	5,786	546,430
FLIR Systems, Inc.	2,637	125,468
Fortive Corp.	5,848	490,589
Garmin Ltd.	2,400	207,240
Honeywell International, Inc.	14,200	2,256,664
Keysight Technologies, Inc.*	3,700	322,640
Mettler-Toledo International, Inc.*	474	342,702
PerkinElmer, Inc.	2,270	218,737
TE Connectivity Ltd.	6,758	545,708
Waters Corp.*	1,454	365,986

		6,093,069

Engineering & Construction — 0.1%
Fluor Corp.	2,770	101,936
Jacobs Engineering Group, Inc.	2,268	170,531

		272,467

Environmental Control — 0.2%
Republic Services, Inc.	4,226	339,686
Waste Management, Inc.	7,558	785,352

		1,125,038

Food — 1.3%
Campbell Soup Co.	4,016	153,130
Conagra Brands, Inc.	9,483	263,058
General Mills, Inc.	11,497	594,970
Hormel Foods Corp.	5,195	232,528
Kellogg Co.	4,799	275,367
Lamb Weston Holdings, Inc.	2,900	217,326
McCormick & Co., Inc.	2,419	364,374
Mondelez International, Inc., Class A	28,174	1,406,446
Sysco Corp.	9,305	621,202
The Hershey Co.	2,755	316,357
The J.M. Smucker Co.	2,231	259,911
The Kraft Heinz Co.	12,139	396,338
The Kroger Co.	15,301	376,405
Tyson Foods, Inc., Class A	5,856	406,582

		5,883,994

Forest Products & Paper — 0.1%
International Paper Co.	7,960	368,309

Gas — 0.3%
Atmos Energy Corp.	2,300	236,739
CenterPoint Energy, Inc.	9,796	300,737
NiSource, Inc.	7,422	212,715
Sempra Energy	5,427	683,042

		1,433,233

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,093	171,076
Stanley Black & Decker, Inc.	3,012	410,144

		581,220

Healthcare Products — 3.0%
ABIOMED, Inc.*	907	259,030
Align Technology, Inc.*	1,450	412,279

	Number of Shares	Value

Healthcare Products — (continued)
Baxter International, Inc.	9,249	$752,036
Becton Dickinson & Co.	5,310	1,326,066
Boston Scientific Corp.*	27,375	1,050,653
DENTSPLY SIRONA, Inc.	4,472	221,766
Edwards Lifesciences Corp.*	4,031	771,251
Henry Schein, Inc.*	3,100	186,341
Hologic, Inc.*	5,358	259,327
IDEXX Laboratories, Inc.*	1,641	366,928
Intuitive Surgical, Inc.*	2,260	1,289,511
Medtronic PLC	26,127	2,379,647
ResMed, Inc.	2,704	281,135
Stryker Corp.	6,074	1,199,736
Teleflex, Inc.	900	271,944
The Cooper Cos., Inc.	940	278,400
Thermo Fisher Scientific, Inc.	7,839	2,145,691
Varian Medical Systems, Inc.*	1,751	248,152
Zimmer Biomet Holdings, Inc.	4,058	518,207

		14,218,100

Healthcare Services — 2.0%
Anthem, Inc.	5,022	1,441,213
Centene Corp.*	8,205	435,685
DaVita, Inc.*	2,416	131,165
HCA Healthcare, Inc.	5,179	675,238
Humana, Inc.	2,647	704,102
IQVIA Holdings, Inc.*	3,049	438,599
Laboratory Corp. of America Holdings*	1,903	291,121
Quest Diagnostics, Inc.	2,587	232,623
UnitedHealth Group, Inc.	18,728	4,630,685
Universal Health Services, Inc., Class B	1,596	213,497
WellCare Health Plans, Inc.*	1,000	269,750

		9,463,678

Home Builders — 0.2%
D.R. Horton, Inc.	6,876	284,529
Lennar Corp., Class A	5,536	271,762
PulteGroup, Inc.	5,063	141,562

		697,853

Home Furnishings — 0.0%
Whirlpool Corp.	1,260	167,441

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,601	180,913
Church & Dwight Co., Inc.	4,777	340,266
Kimberly-Clark Corp.	6,693	829,262
The Clorox Co.	2,550	409,173

		1,759,614

Housewares — 0.0%
Newell Brands, Inc.	8,513	130,589

Insurance — 4.0%
Aflac, Inc.	14,491	724,550
American International Group, Inc.	17,064	734,776
Aon PLC	4,748	810,484
Arthur J. Gallagher & Co.	3,515	274,521
Assurant, Inc.	926	87,887

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — (continued)
Insurance — (continued)
Berkshire Hathaway, Inc., Class B*	37,983	$7,630,405
Brighthouse Financial, Inc.*	2,135	77,479
Chubb Ltd.	8,938	1,252,035
Cincinnati Financial Corp.	2,992	257,013
Everest Re Group Ltd.	800	172,768
Lincoln National Corp.	4,173	244,955
Loews Corp.	5,425	260,020
Marsh & McLennan Cos., Inc.	9,984	937,498
MetLife, Inc.	18,592	791,461
Principal Financial Group, Inc.	5,300	266,007
Prudential Financial, Inc.	7,968	732,100
The Allstate Corp.	6,434	605,954
The Hartford Financial Services Group, Inc.	6,953	345,703
The Progressive Corp.	11,547	832,423
The Travelers Cos., Inc.	5,097	699,104
Torchmark Corp.	2,044	167,506
Unum Group	4,002	135,388
Willis Towers Watson PLC	2,559	449,488

		18,489,525

Internet — 9.2%
Alphabet, Inc., Class A*	5,847	6,881,276
Alphabet, Inc., Class C*	6,003	7,043,380
Amazon.com, Inc.*	8,064	14,359,968
Booking Holdings, Inc.*	888	1,549,480
eBay, Inc.	16,668	619,049
Expedia Group, Inc.	2,268	269,892
F5 Networks, Inc.*	1,163	182,510
Facebook, Inc., Class A*	46,598	7,767,421
Netflix, Inc.*	8,513	3,035,395
Symantec Corp.	12,738	292,847
TripAdvisor, Inc.*	1,994	102,591
Twitter, Inc.*	14,124	464,397
VeriSign, Inc.*	2,091	379,642

		42,947,848

Iron & Steel — 0.1%
Nucor Corp.	5,968	348,233

Leisure Time — 0.2%
Carnival Corp.	7,676	389,327
Harley-Davidson, Inc.	3,471	123,776
Norwegian Cruise Line Holdings Ltd.*	4,185	230,008
Royal Caribbean Cruises Ltd.	3,270	374,807

		1,117,918

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	5,800	482,038
Marriott International, Inc., Class A	5,456	682,491
MGM Resorts International	10,210	261,989
Wynn Resorts Ltd.	1,991	237,566

		1,664,084

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	11,355	1,538,489

Machinery - Diversified — 0.7%
Cummins, Inc.	2,900	457,823

	Number of Shares	Value

Machinery - Diversified — (continued)
Deere & Co.	6,227	$995,324
Flowserve Corp.	2,800	126,392
Rockwell Automation, Inc.	2,375	416,717
Roper Technologies, Inc.	2,008	686,676
Wabtec Corp.	2,594	191,230
Xylem, Inc.	3,538	279,643

		3,153,805

Media — 2.2%
CBS Corp., Class B	6,935	329,621
Charter Communications, Inc., Class A*	3,417	1,185,391
Comcast Corp., Class A	88,101	3,522,278
Discovery, Inc., Class A*	2,889	78,061
Discovery, Inc., Class C*	6,876	174,788
DISH Network Corp., Class A*	4,352	137,915
Fox Corp., Class A*	6,968	255,795
Fox Corp., Class B*	3,120	111,946
News Corp., Class A	7,615	94,731
News Corp., Class B	2,500	31,225
Nielsen Holdings PLC	6,921	163,820
The Walt Disney Co.	34,068	3,782,570
Viacom, Inc., Class B	6,606	185,430

		10,053,571

Mining — 0.2%
Freeport-McMoRan, Inc.	27,831	358,742
Newmont Mining Corp.	10,203	364,961

		723,703

Miscellaneous Manufacturing — 1.9%
3M Co.	11,217	2,330,668
A.O. Smith Corp.	2,818	150,256
Danaher Corp.	12,394	1,636,256
Dover Corp.	2,919	273,802
Eaton Corp. PLC	8,348	672,515
General Electric Co.	169,325	1,691,557
Illinois Tool Works, Inc.	5,899	846,683
Ingersoll-Rand PLC	4,712	508,660
Leggett & Platt, Inc.	2,436	102,848
Parker-Hannifin Corp.	2,548	437,288
Pentair PLC	3,319	147,729
Textron, Inc.	4,577	231,871

		9,030,133

Office & Business Equipment — 0.0%
Xerox Corp.	3,886	124,274

Oil & Gas — 4.4%
Anadarko Petroleum Corp.	9,677	440,110
Apache Corp.	7,635	264,629
Cabot Oil & Gas Corp.	7,932	207,025
Chevron Corp.	37,085	4,568,130
Cimarex Energy Co.	1,861	130,084
Concho Resources, Inc.	3,890	431,634
ConocoPhillips	22,361	1,492,373
Devon Energy Corp.	8,350	263,526
Diamondback Energy, Inc.	3,000	304,590
EOG Resources, Inc.	11,461	1,090,858

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Oil & Gas — (continued)
Exxon Mobil Corp.	82,748	$6,686,038
Helmerich & Payne, Inc.	2,300	127,788
Hess Corp.	4,866	293,079
HollyFrontier Corp.	3,193	157,319
Marathon Oil Corp.	15,667	261,796
Marathon Petroleum Corp.	13,362	799,716
Noble Energy, Inc.	9,538	235,875
Occidental Petroleum Corp.	14,614	967,447
Phillips 66	8,191	779,538
Pioneer Natural Resources Co.	3,268	497,651
Valero Energy Corp.	8,174	693,400

		20,692,606

Oil & Gas Services — 0.5%
Baker Hughes a GE Co.	10,034	278,143
Halliburton Co.	16,889	494,848
National Oilwell Varco, Inc.	7,802	207,845
Schlumberger Ltd.	27,370	1,192,511
TechnipFMC PLC	8,262	194,322

		2,367,669

Packaging and Containers — 0.2%
Ball Corp.	6,700	387,662
Packaging Corp. of America	1,747	173,617
Sealed Air Corp.	3,231	148,820
WestRock Co.	5,037	193,169

		903,268

Pharmaceuticals — 6.3%
Abbott Laboratories	34,232	2,736,506
AbbVie, Inc.	28,733	2,315,593
Allergan PLC	6,119	895,883
AmerisourceBergen Corp.	3,104	246,830
Bristol-Myers Squibb Co.	32,205	1,536,501
Cardinal Health, Inc.	5,709	274,888
Cigna Corp.	7,494	1,205,185
Eli Lilly & Co.	16,987	2,204,233
Johnson & Johnson	52,016	7,271,317
McKesson Corp.	3,741	437,921
Merck & Co., Inc.	50,369	4,189,190
Mylan N.V.*	9,842	278,922
Nektar Therapeutics*	3,300	110,880
Perrigo Co. PLC	2,383	114,765
Pfizer, Inc.	108,358	4,601,964
Zoetis, Inc.	9,411	947,405

		29,367,983

Pipelines — 0.4%
Kinder Morgan, Inc.	38,523	770,845
ONEOK, Inc.	7,989	557,952
The Williams Cos., Inc.	23,986	688,878

		2,017,675

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,061	299,716

Retail — 5.7%
Advance Auto Parts, Inc.	1,441	245,734
AutoZone, Inc.*	483	494,650

	Number of Shares	Value

Retail — (continued)
Best Buy Co., Inc.	4,671	$331,921
CarMax, Inc.*	3,183	222,173
Chipotle Mexican Grill, Inc.*	468	332,425
Copart, Inc.*	3,900	236,301
Costco Wholesale Corp.	8,576	2,076,593
CVS Health Corp.	25,595	1,380,338
Darden Restaurants, Inc.	2,428	294,929
Dollar General Corp.	5,073	605,209
Dollar Tree, Inc.*	4,729	496,734
Foot Locker, Inc.	2,248	136,229
Kohl’s Corp.	3,093	212,706
L Brands, Inc.	4,435	122,317
Lowe’s Cos., Inc.	15,580	1,705,543
Macy’s, Inc.	6,263	150,500
McDonald’s Corp.	15,018	2,851,918
Nordstrom, Inc.	2,331	103,450
O’Reilly Automotive, Inc.*	1,541	598,370
Ross Stores, Inc.	7,190	669,389
Starbucks Corp.	24,195	1,798,656
Tapestry, Inc.	5,884	191,171
Target Corp.	10,324	828,604
The Gap, Inc.	4,382	114,721
The Home Depot, Inc.	22,042	4,229,639
The TJX Cos., Inc.	24,430	1,299,920
Tiffany & Co.	2,105	222,183
Tractor Supply Co.	2,334	228,172
Ulta Beauty, Inc.*	1,119	390,229
Walgreens Boots Alliance, Inc.	15,598	986,886
Walmart, Inc.	27,747	2,706,165
Yum! Brands, Inc.	5,938	592,672

		26,856,447

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,929	130,353

Semiconductors — 3.9%
Advanced Micro Devices, Inc.*	17,000	433,840
Analog Devices, Inc.	7,236	761,734
Applied Materials, Inc.	18,332	727,047
Broadcom, Inc.	7,716	2,320,278
Intel Corp.	87,775	4,713,518
IPG Photonics Corp.*	667	101,237
KLA-Tencor Corp.	3,288	392,620
Lam Research Corp.	2,967	531,123
Maxim Integrated Products, Inc.	5,500	292,435
Microchip Technology, Inc.	4,518	374,813
Micron Technology, Inc.*	22,167	916,162
NVIDIA Corp.	11,800	2,118,808
Qorvo, Inc.*	2,470	177,173
QUALCOMM, Inc.	23,887	1,362,276
Skyworks Solutions, Inc.	3,551	292,886
Texas Instruments, Inc.	18,267	1,937,581
Xilinx, Inc.	4,884	619,242

		18,072,773

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	814	$168,661

Software — 7.1%
Activision Blizzard, Inc.	15,127	688,732
Adobe, Inc.*	9,503	2,532,455
Akamai Technologies, Inc.*	3,053	218,931
ANSYS, Inc.*	1,669	304,943
Autodesk, Inc.*	4,310	671,584
Broadridge Financial Solutions, Inc.	2,226	230,814
Cadence Design Systems, Inc.*	5,481	348,098
Cerner Corp.*	6,300	360,423
Citrix Systems, Inc.	2,355	234,699
Electronic Arts, Inc.*	5,829	592,401
Fidelity National Information Services, Inc.	6,326	715,471
Fiserv, Inc.*	7,678	677,814
Intuit, Inc.	5,062	1,323,257
Jack Henry & Associates, Inc.	1,500	208,110
Microsoft Corp.	149,965	17,686,872
MSCI, Inc.	1,622	322,519
Oracle Corp.	49,660	2,667,239
Red Hat, Inc.*	3,502	639,815
salesforce.com, Inc.*	14,902	2,360,030
Synopsys, Inc.*	3,000	345,450
Take-Two Interactive Software, Inc.*	2,300	217,051

		33,346,708

Telecommunications — 3.3%
Arista Networks, Inc.*	1,000	314,460
AT&T, Inc.	142,172	4,458,514
CenturyLink, Inc.	18,914	226,779
Cisco Systems, Inc.	85,917	4,638,659
Corning, Inc.	15,368	508,681
Juniper Networks, Inc.	6,771	179,228
Motorola Solutions, Inc.	3,148	442,042
Verizon Communications, Inc.	80,659	4,769,367

		15,537,730

Textiles — 0.0%
Mohawk Industries, Inc.*	1,308	165,004

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,209	187,809
Mattel, Inc.*	7,481	97,253

		285,062

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,589	225,217
CSX Corp.	15,304	1,145,045
Expeditors International of Washington, Inc.	3,482	264,284
FedEx Corp.	4,754	862,423
J.B. Hunt Transport Services, Inc.	1,800	182,322
Kansas City Southern	2,001	232,076
Norfolk Southern Corp.	5,266	984,163
Union Pacific Corp.	14,081	2,354,343
United Parcel Service, Inc., Class B	13,731	1,534,302

		7,784,175

	Number of Shares	Value

Water — 0.1%
American Water Works Co., Inc.	3,534	$368,455

TOTAL COMMON STOCKS (Cost $208,871,078)		447,912,576

REAL ESTATE INVESTMENT TRUSTS — 3.0%

Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,163	159,067
AvalonBay Communities, Inc.	2,748	551,606
Equity Residential	7,144	538,086
Essex Property Trust, Inc.	1,302	376,590
Mid-America Apartment Communities, Inc.	2,300	251,459
UDR, Inc.	5,545	252,076

		2,128,884

Building & Real Estate — 0.1%
Realty Income Corp.	6,040	444,302

Commercial Services — 0.0%
Iron Mountain, Inc.	5,842	207,157

Diversified — 0.9%
American Tower Corp.	8,580	1,690,775
Crown Castle International Corp.	8,111	1,038,208
Digital Realty Trust, Inc.	3,992	475,048
Duke Realty Corp.	6,867	209,993
SBA Communications Corp.*	2,164	432,064
Vornado Realty Trust	3,299	222,485
Weyerhaeuser Co.	14,392	379,085

		4,447,658

Healthcare — 0.3%
HCP, Inc.	9,163	286,802
Ventas, Inc.	6,860	437,737
Welltower, Inc.	7,444	577,654

		1,302,193

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	14,025	265,072

Industrial — 0.2%
Prologis, Inc.	12,463	896,713

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,250	320,760
Boston Properties, Inc.	3,063	410,075
SL Green Realty Corp.	1,608	144,591

		875,426

Regional Malls — 0.3%
Simon Property Group, Inc.	6,103	1,112,028
The Macerich Co.	2,223	96,367

		1,208,395

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,412	245,807

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (continued)

Storage & Warehousing — (continued)
Public Storage	2,915	$634,829

		880,636

Strip Centers — 0.1%
Federal Realty Investment Trust	1,416	195,196
Kimco Realty Corp.	8,160	150,960
Regency Centers Corp.	3,253	219,545

		565,701

Telecommunications — 0.2%
Equinix, Inc.	1,649	747,261

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,003,485)		13,969,398

	Par (000)
U.S. TREASURY OBLIGATION — 0.1%

U.S. Treasury Bill ¤,(a) 2.290%, 06/20/19 (Cost $397,775)	$400	397,899

	Number of Shares
SHORT-TERM INVESTMENTS — 0.5%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $2,548,504)	2,548,504	2,548,504

TOTAL INVESTMENTS — 99.5% (Cost $220,820,842)		464,828,377

Other Assets & Liabilities — 0.5%		2,477,436

TOTAL NET ASSETS — 100.0%		$467,305,813

*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	All or portion of securities segregated as collateral for futures contracts.

NA — National Association.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$447,912,576	$447,912,576	$—	$—
REAL ESTATE INVESTMENT TRUSTS	13,969,398	13,969,398	—	—
U.S. TREASURY OBLIGATION	397,899	—	397,899	—
SHORT-TERM INVESTMENTS	2,548,504	2,548,504	—	—

TOTAL INVESTMENTS	$464,828,377	$464,430,478	$397,899	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
OTHER FINANCIAL INSTRUMENTS (1) Futures Contracts	$(82,191)	$(82,191)	$—	$—

TOTAL LIABILITIES — OTHER FINANCIAL INSTRUMENTS	$(82,191)	$(82,191)	$—	$—

(1)     Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini S&P 500 Index	6/28/2019	42	50	2,838	5,959,380	$—	$(82,191)

							$—	$(82,191)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — 98.4%

Aerospace & Defense — 2.0%
Harris Corp.	12,208	$1,949,740
Spirit AeroSystems Holdings, Inc., Class A	8,183	748,990

		2,698,730

Apparel — 1.4%
Burberry Group PLC	72,407	1,845,424

Auto Parts & Equipment — 1.5%
BorgWarner, Inc.	51,125	1,963,711

Banks — 2.7%
First Republic Bank	23,126	2,323,238
SVB Financial Group*	5,700	1,267,452

		3,590,690

Biotechnology — 0.9%
Seattle Genetics, Inc.*	16,780	1,228,967

Building Materials — 1.0%
Trex Co., Inc.*	22,047	1,356,331

Chemicals — 2.6%
Axalta Coating Systems Ltd.*	79,249	1,997,867
RPM International, Inc.	24,540	1,424,302

		3,422,169

Commercial Services — 9.3%
CoStar Group, Inc.*	9,892	4,613,827
MarketAxess Holdings, Inc.	9,316	2,292,481
Square, Inc., Class A*	35,589	2,666,328
TransUnion	40,183	2,685,832

		12,258,468

Distribution & Wholesale — 2.0%
Fastenal Co.	42,019	2,702,242

Diversified Financial Services — 0.9%
Oaktree Capital Group LLC	25,274	1,254,854

Electrical Components & Equipment — 1.3%
Novanta, Inc.*	2,378	201,488
Universal Display Corp.	9,708	1,483,868

		1,685,356

Electronics — 6.1%
Agilent Technologies, Inc.	20,505	1,648,192
Coherent, Inc.*	6,332	897,371
Fortive Corp.	29,978	2,514,854
Keysight Technologies, Inc.*	34,183	2,980,758

		8,041,175

Food — 2.6%
Sprouts Farmers Market, Inc.*	86,000	1,852,440
The Hershey Co.	13,332	1,530,914

		3,383,354

Healthcare Products — 6.9%
ABIOMED, Inc.*	6,848	1,955,720
Edwards Lifesciences Corp.*	14,635	2,800,115
Glaukos Corp.*	21,395	1,676,726

	Number of Shares	Value

Healthcare Products — (continued)
Intuitive Surgical, Inc.*	4,643	$2,649,203

		9,081,764

Healthcare Services — 1.2%
Laboratory Corp. of America Holdings*	10,213	1,562,385

Household Products & Wares — 1.0%
The Scotts Miracle-Gro Co.	17,030	1,338,217

Internet — 6.8%
GrubHub, Inc.*	27,695	1,923,971
MercadoLibre, Inc.*	5,886	2,988,499
Palo Alto Networks, Inc.*	8,710	2,115,485
Proofpoint, Inc.*	10,197	1,238,222
Twitter, Inc.*	23,281	765,479

		9,031,656

Machinery—Diversified — 3.6%
Gardner Denver Holdings, Inc.*	569	15,824
IDEX Corp.	14,625	2,219,198
The Middleby Corp.*	19,404	2,523,102

		4,758,124

Miscellaneous Manufacturing — 1.6%
A.O. Smith Corp.	39,130	2,086,412

Pharmaceuticals — 5.5%
BioMarin Pharmaceutical, Inc.*	18,468	1,640,513
DexCom, Inc.*	16,202	1,929,658
Zoetis, Inc.	37,103	3,735,159

		7,305,330

Retail — 17.1%
Chipotle Mexican Grill, Inc.*	6,080	4,318,685
Duluth Holdings, Inc., Class B*	22,313	531,942
Dunkin’ Brands Group, Inc.	33,175	2,491,443
Lululemon Athletica, Inc.*	15,482	2,537,035
National Vision Holdings, Inc.*	40,435	1,270,872
O’Reilly Automotive, Inc.*	6,766	2,627,238
Tiffany & Co.	21,377	2,256,342
Tractor Supply Co.	37,090	3,625,918
Ulta Beauty, Inc.*	8,636	3,011,632

		22,671,107

Semiconductors — 6.2%
Maxim Integrated Products, Inc.	37,785	2,009,028
Microchip Technology, Inc.	26,347	2,185,747
Monolithic Power Systems, Inc.	14,692	1,990,619
Teradyne, Inc.	51,014	2,032,398

		8,217,792

Software — 12.2%
Cerner Corp.*	29,969	1,714,527
DocuSign, Inc.*	15,478	802,380
Electronic Arts, Inc.*	33,930	3,448,306
Guidewire Software, Inc.*	27,913	2,712,027
Jack Henry & Associates, Inc.	7,979	1,107,006
ServiceNow, Inc.*	13,468	3,319,727
Twilio, Inc., Class A*	12,836	1,658,154

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — (continued)
Software — (continued)
Tyler Technologies, Inc.*	6,808	$1,391,555

		16,153,682

Telecommunications — 2.0%
Arista Networks, Inc.*	8,340	2,622,596

TOTAL COMMON STOCKS (Cost $90,483,205)		130,260,536

SHORT-TERM INVESTMENTS — 0.5%

BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 2.36%) (Cost $642,989)	642,989	642,989

TOTAL INVESTMENTS — 98.9% (Cost $91,126,194)		130,903,525

Other Assets & Liabilities — 1.1%		1,496,859

TOTAL NET ASSETS — 100.0%		$132,400,384

*	Non-income producing security.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 03/31/2019 ††
United States	94%
Argentina	2
Canada	2
United Kingdom	2
Total	100%

††	% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Aerospace & Defense	$2,698,730	$2,698,730	$—	$—
Apparel	1,845,424	—	1,845,424	—
Auto Parts & Equipment	1,963,711	1,963,711	—	—
Banks	3,590,690	3,590,690	—	—
Biotechnology	1,228,967	1,228,967	—	—
Building Materials	1,356,331	1,356,331	—	—
Chemicals	3,422,169	3,422,169	—	—
Commercial Services	12,258,468	12,258,468	—	—
Distribution & Wholesale	2,702,242	2,702,242	—	—
Diversified Financial Services	1,254,854	1,254,854	—	—
Electrical Components & Equipment	1,685,356	1,685,356	—	—
Electronics	8,041,175	8,041,175	—	—
Food	3,383,354	3,383,354	—	—
Healthcare Products	9,081,764	9,081,764	—	—
Healthcare Services	1,562,385	1,562,385	—	—
Household Products & Wares	1,338,217	1,338,217	—	—
Internet	9,031,656	9,031,656	—	—
Machinery—Diversified	4,758,124	4,758,124	—	—
Miscellaneous Manufacturing	2,086,412	2,086,412	—	—
Pharmaceuticals	7,305,330	7,305,330	—	—
Retail	22,671,107	22,671,107	—	—
Semiconductors	8,217,792	8,217,792	—	—
Software	16,153,682	16,153,682	—	—
Telecommunications	2,622,596	2,622,596	—	—
TOTAL COMMON STOCKS	130,260,536	128,415,112	1,845,424	—
SHORT-TERM INVESTMENTS	642,989	642,989	—	—
TOTAL INVESTMENTS	$130,903,525	$129,058,101	$1,845,424	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 91.4%
Aerospace & Defense — 8.1%
AerCap Holdings N.V.*	119,000	$5,538,260
General Dynamics Corp.	29,350	4,968,368
Spirit AeroSystems Holdings, Inc., Class A	25,700	2,352,321

		12,858,949

Airlines — 1.9%
American Airlines Group, Inc.	44,900	1,426,024
JetBlue Airways Corp.*	93,900	1,536,204

		2,962,228

Auto Parts & Equipment — 1.1%
Aptiv PLC	21,000	1,669,290

Banks — 9.2%
BankUnited, Inc.	97,000	3,239,800
BB&T Corp.	52,200	2,428,866
Comerica, Inc.	53,400	3,915,288
KeyCorp.	180,000	2,835,000
State Street Corp.	32,700	2,151,987

		14,570,941

Beverages — 2.0%
Molson Coors Brewing Co., Class B	54,100	3,227,065

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.*	26,300	3,555,234

Building Materials — 2.8%
Johnson Controls International PLC	119,829	4,426,483

Chemicals — 3.5%
Ashland Global Holdings, Inc.	33,900	2,648,607
The Chemours Co.	79,200	2,943,072

		5,591,679

Computers — 5.0%
Conduent, Inc.*	168,600	2,331,738
Teradata Corp.*	68,000	2,968,200
Western Digital Corp.	53,923	2,591,540

		7,891,478

Distribution & Wholesale — 1.1%
KAR Auction Services, Inc.	32,900	1,688,099

Electric — 2.7%
AES Corp.	92,400	1,670,592
Evergy, Inc.	44,900	2,606,445

		4,277,037

Electronics — 1.9%
Itron, Inc.*	64,600	3,013,590

Entertainment — 3.6%
International Game Technology PLC	243,400	3,161,766
Lions Gate Entertainment Corp., Class A	39,100	611,524
Lions Gate Entertainment Corp., Class B	127,900	1,931,290

		5,704,580

	Number of Shares	Value

Environmental Control — 2.8%
Covanta Holding Corp.	254,500	$4,405,395

Food — 4.2%
The Hain Celestial Group, Inc.*	135,300	3,128,136
TreeHouse Foods, Inc.*	54,700	3,530,885

		6,659,021

Healthcare Products — 2.7%
Zimmer Biomet Holdings, Inc.	34,000	4,341,800

Healthcare Services — 0.6%
Molina Healthcare, Inc.*	6,500	922,740

Home Furnishings — 1.9%
Whirlpool Corp.	22,700	3,016,603

Lodging — 4.8%
MGM Resorts International	118,500	3,040,710
Wyndham Destinations, Inc.	98,300	3,980,167
Wyndham Hotels & Resorts, Inc.	13,200	659,868

		7,680,745

Media — 0.9%
MSG Networks, Inc., Class A*	63,300	1,376,775

Miscellaneous Manufacturing — 3.2%
Hexcel Corp.	29,800	2,060,968
Valmont Industries, Inc.	22,600	2,940,260

		5,001,228

Oil & Gas — 4.3%
Cabot Oil & Gas Corp.	148,400	3,873,240
Devon Energy Corp.	90,700	2,862,492

		6,735,732

Pharmaceuticals — 1.1%
Teva Pharmaceutical Industries Ltd. ADR*	107,400	1,684,032

Pipelines — 4.4%
ONEOK, Inc.	50,000	3,492,000
The Williams Cos., Inc.	120,500	3,460,760

		6,952,760

Retail — 5.1%
Best Buy Co., Inc.	26,600	1,890,196
Chico’s FAS, Inc.	363,100	1,550,437
Party City Holdco, Inc.*	370,500	2,941,770
The Children’s Place, Inc.	18,100	1,760,768

		8,143,171

Semiconductors — 3.2%
Entegris, Inc.	28,400	1,013,596
ON Semiconductor Corp.*	109,300	2,248,301
Skyworks Solutions, Inc.	22,800	1,880,544

		5,142,441

Software — 2.3%
Nuance Communications, Inc.*	213,788	3,619,431

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)
Telecommunications — 4.8%
Amdocs Ltd.	27,200	$1,471,792
ARRIS International PLC*	101,300	3,202,093
Ciena Corp.*	79,400	2,964,796

		7,638,681

TOTAL COMMON STOCKS (Cost $131,162,070)		144,757,208

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Building & Real Estate — 2.8%
Starwood Property Trust, Inc.	201,900	4,512,465

Diversified — 0.9%
CoreCivic, Inc.	70,200	1,365,390

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,364,426)		5,877,855

SHORT-TERM INVESTMENTS — 4.8%

BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 2.36%) (Cost $7,633,182)	7,633,182	7,633,182

TOTAL INVESTMENTS — 99.9% (Cost $144,159,678)		158,268,245
Other Assets & Liabilities — 0.1%		202,795

TOTAL NET ASSETS — 100.0%		$158,471,040

*	Non-income producing security.
ADR	— American Depository Receipt.
PLC	— Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2019 ††
United States	92%
Ireland	3
Netherlands	3
Israel	1
United Kingdom	1
Total	100%

††% of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$144,757,208	$144,757,208	$—	$—
REAL ESTATE INVESTMENT TRUSTS	5,877,855	5,877,855	—	—
SHORT-TERM INVESTMENTS	7,633,182	7,633,182	—	—

TOTAL INVESTMENTS	$158,268,245	$158,268,245	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 90.9%

Airlines — 1.5%
Southwest Airlines Co.	24,840	$1,289,444

Auto Manufacturers — 1.6%
Honda Motor Co. Ltd. ADR	30,008	815,317
PACCAR, Inc.	8,483	578,032

		1,393,349

Auto Parts & Equipment — 1.2%
Aptiv PLC	2,656	211,126
BorgWarner, Inc.	20,401	783,602

		994,728

Banks — 13.5%
BB&T Corp.	38,660	1,798,850
Comerica, Inc.	9,790	717,803
Commerce Bancshares, Inc.	14,824	860,681
First Hawaiian, Inc.	41,887	1,091,156
M&T Bank Corp.	6,445	1,011,994
Northern Trust Corp.	28,712	2,595,852
Prosperity Bancshares, Inc.	7,012	484,249
State Street Corp.	11,962	787,219
SunTrust Banks, Inc.	6,765	400,826
UMB Financial Corp.	15,472	990,827
Westamerica Bancorporation	13,235	817,923

		11,557,380

Beverages — 0.5%
Molson Coors Brewing Co., Class B	7,181	428,347

Building Materials — 2.0%
Johnson Controls International PLC	39,675	1,465,594
Masco Corp.	5,293	208,068

		1,673,662

Computers — 0.7%
HP, Inc.	31,355	609,228

Distribution & Wholesale — 0.7%
Genuine Parts Co.	5,523	618,742

Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	10,179	1,303,930
Invesco Ltd.	59,992	1,158,445

		2,462,375

Electric — 8.0%
Ameren Corp.	13,431	987,850
Edison International	9,639	596,847
Eversource Energy	8,535	605,558
NorthWestern Corp.	17,452	1,228,796
Pinnacle West Capital Corp.	12,045	1,151,261
WEC Energy Group, Inc.	7,454	589,462
Xcel Energy, Inc.	31,130	1,749,817

		6,909,591

Electrical Components & Equipment — 4.7%
Emerson Electric Co.	15,821	1,083,264
Hubbell, Inc.	19,155	2,259,907

	Number of Shares	Value

Electrical Components & Equipment — (continued)
Schneider Electric S.E.	8,981	$704,909

		4,048,080

Electronics — 1.9%
nVent Electric PLC	28,386	765,855
TE Connectivity Ltd.	10,767	869,435

		1,635,290

Environmental Control — 0.5%
Republic Services, Inc.	5,278	424,246

Food — 5.8%
Conagra Brands, Inc.	31,861	883,824
Kellogg Co.	8,171	468,852
Mondelez International, Inc., Class A	22,525	1,124,448
Orkla ASA	151,576	1,164,071
Sysco Corp.	12,583	840,041
The J.M. Smucker Co.	4,120	479,980

		4,961,216

Food Service — 0.9%
Sodexo S.A.	7,235	796,717

Gas — 1.6%
Atmos Energy Corp.	6,432	662,046
Spire, Inc.	8,531	702,016

		1,364,062

Healthcare Products — 4.9%
Henry Schein, Inc.*	10,545	633,860
Hologic, Inc.*	8,163	395,089
Siemens Healthineers AG144A @	13,660	570,312
Zimmer Biomet Holdings, Inc.	20,146	2,572,644

		4,171,905

Healthcare Services — 1.4%
Quest Diagnostics, Inc.	13,059	1,174,265

Home Builders — 1.8%
PulteGroup, Inc.	31,610	883,816
Thor Industries, Inc.	10,719	668,544

		1,552,360

Household Products & Wares — 1.0%
Kimberly-Clark Corp.	7,106	880,433

Insurance — 5.2%
Aflac, Inc.	11,022	551,100
Arthur J. Gallagher & Co.	3,375	263,588
Brown & Brown, Inc.	16,583	489,364
Chubb Ltd.	9,415	1,318,853
ProAssurance Corp.	11,090	383,825
Reinsurance Group of America, Inc.	5,945	844,071
The Travelers Cos., Inc.	2,273	311,765
Torchmark Corp.	3,613	296,085

		4,458,651

Leisure Time — 0.8%
Carnival Corp.	13,816	700,748

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Machinery - Construction & Mining — 0.8%
Atlas Copco AB, B Shares	27,801	$689,532

Machinery - Diversified — 1.3%
Cummins, Inc.	7,227	1,140,927

Miscellaneous Manufacturing — 2.5%
Eaton Corp. PLC	10,959	882,857
IMI PLC	70,771	883,834
Textron, Inc.	6,678	338,307

		2,104,998

Oil & Gas — 4.7%
Anadarko Petroleum Corp.	13,291	604,475
Cimarex Energy Co.	9,011	629,869
Devon Energy Corp.	27,664	873,076
EQT Corp.	31,682	657,084
Imperial Oil Ltd.	13,680	373,440
Noble Energy, Inc.	34,756	859,516

		3,997,460

Oil & Gas Services — 2.1%
Baker Hughes a GE Co.	35,146	974,247
Halliburton Co.	14,694	430,534
National Oilwell Varco, Inc.	14,358	382,497

		1,787,278

Packaging and Containers — 3.5%
Graphic Packaging Holding Co.	95,093	1,201,025
Packaging Corp. of America	5,825	578,888
Sonoco Products Co.	12,404	763,218
WestRock Co.	12,513	479,874

		3,023,005

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	24,116	1,161,185
McKesson Corp.	7,408	867,181

		2,028,366

Pipelines — 0.6%
Equitrans Midstream Corp.	25,346	552,036

Retail — 3.2%
Advance Auto Parts, Inc.	5,436	927,001
MSC Industrial Direct Co., Inc., Class A	14,410	1,191,851
Target Corp.	8,046	645,772

		2,764,624

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	64,095	855,668

Semiconductors — 3.7%
Applied Materials, Inc.	24,672	978,492
Maxim Integrated Products, Inc.	20,026	1,064,782
Microchip Technology, Inc.	8,321	690,310
Teradyne, Inc.	11,678	465,252

		3,198,836

Software — 1.0%
Cerner Corp.*	15,007	858,551

	Number of Shares	Value

Transportation — 1.0%
Heartland Express, Inc.	46,101	$888,827

TOTAL COMMON STOCKS (Cost $76,988,184)		77,994,927

REAL ESTATE INVESTMENT TRUSTS — 5.0%

Diversified — 2.5%
American Tower Corp.	1,994	392,938
Weyerhaeuser Co.	64,643	1,702,696

		2,095,634

Hotels & Resorts — 1.1%
MGM Growth Properties LLC, Class A	30,077	969,983

Office Property — 1.4%
Empire State Realty Trust, Inc., Class A	26,757	422,761
Piedmont Office Realty Trust, Inc., Class A	38,765	808,250

		1,231,011

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,108,352)		4,296,628

EXCHANGE TRADED FUNDS — 3.0%

Investment Companies — 3.0%

iShares Russell Mid-Cap Value ETF (Cost $2,572,375)	30,095	2,614,052

SHORT-TERM INVESTMENTS — 1.4%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $1,181,365)	1,181,365	1,181,365

TOTAL INVESTMENTS — 100.3% (Cost $84,850,276)		86,086,972

Other Assets & Liabilities — (0.3)%		(238,721)

TOTAL NET ASSETS — 100.0%		$85,848,251

144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $570,312, which represents 0.7% of the Fund’s net assets.

*	Non-income producing security.

ADR — American Depository Receipt.

ETF — Exchange-Traded Fund.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 03/31/2019 ††
United States	88%
France	2
Ireland	2
Switzerland	2
United Kingdom	2
Japan	1
Norway	1
Other	2
Total	100%

†† % of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Airlines	$1,289,444	$1,289,444	$—	$—
Auto Manufacturers	1,393,349	1,393,349	—	—
Auto Parts & Equipment	994,728	994,728	—	—
Banks	11,557,380	11,557,380	—	—
Beverages	428,347	428,347	—	—
Building Materials	1,673,662	1,673,662	—	—
Computers	609,228	609,228	—	—
Distribution & Wholesale	618,742	618,742	—	—
Diversified Financial Services	2,462,375	2,462,375	—	—
Electric	6,909,591	6,909,591	—	—
Electrical Components & Equipment	4,048,080	3,343,171	704,909	—
Electronics	1,635,290	1,635,290	—	—
Environmental Control	424,246	424,246	—	—
Food	4,961,216	3,797,145	1,164,071	—
Food Service	796,717	—	796,717	—
Gas	1,364,062	1,364,062	—	—
Healthcare Products	4,171,905	3,601,593	570,312	—
Healthcare Services	1,174,265	1,174,265	—	—
Home Builders	1,552,360	1,552,360	—	—
Household Products & Wares	880,433	880,433	—	—
Insurance	4,458,651	4,458,651	—	—
Leisure Time	700,748	700,748	—	—
Machinery - Construction & Mining	689,532	—	689,532	—
Machinery - Diversified	1,140,927	1,140,927	—	—
Miscellaneous Manufacturing	2,104,998	1,221,164	883,834	—
Oil & Gas	3,997,460	3,997,460	—	—
Oil & Gas Services	1,787,278	1,787,278	—	—
Packaging and Containers	3,023,005	3,023,005	—	—
Pharmaceuticals	2,028,366	2,028,366	—	—
Pipelines	552,036	552,036	—	—
Retail	2,764,624	2,764,624	—	—
Savings & Loans	855,668	855,668	—	—
Semiconductors	3,198,836	3,198,836	—	—
Software	858,551	858,551	—	—
Transportation	888,827	888,827	—	—

TOTAL COMMON STOCKS	77,994,927	73,185,552	4,809,375	—

REAL ESTATE INVESTMENT TRUSTS	4,296,628	4,296,628	—	—
EXCHANGE TRADED FUNDS	2,614,052	2,614,052	—	—
SHORT-TERM INVESTMENTS	1,181,365	1,181,365	—	—

TOTAL INVESTMENTS	$86,086,972	$81,277,597	$4,809,375	$—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$45,823	$—	$45,823	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$45,823	$—	$45,823	$—

LIABILITIES TABLE
Description	Total Market Value at 3/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$(1,706)	$—	$(1,706)	$—
TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(1,706)	$—	$(1,706)	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2019 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Appreciation	Unrealized Depreciation
Sell	Canadian Dollar	Morgan Stanley	06/28/2019	(432,329)	1.33335	$(322,875)	$(324,243)	$—	$(1,368)
Buy	Canadian Dollar	Morgan Stanley	06/28/2019	15,465	1.33335	11,577	11,598	21	—
Sell	Euro	Credit Suisse	06/28/2019	(1,602,765)	0.88471	(1,828,627)	(1,811,624)	17,003	—
Buy	Euro	Credit Suisse	06/28/2019	54,883	0.88471	62,040	62,035	—	(5)
Sell	Pound Sterling	JP Morgan	06/28/2019	(581,101)	0.76436	(770,277)	(760,249)	10,028	—
Buy	Pound Sterling	JP Morgan	06/28/2019	16,543	0.76436	21,976	21,643	—	(333)
Sell	Japanese Yen	Bank of America	06/28/2019	(55,184,795)	110.05196	(504,886)	(501,443)	3,443	—
Sell	Norwegian Krone	Goldman Sachs	06/28/2019	(8,660,598)	8.59517	(1,018,786)	(1,007,612)	11,174	—
Buy	Norwegian Krone	Goldman Sachs	06/28/2019	265,410	8.59517	30,837	30,879	42	—
Sell	Swedish Krona	Goldman Sachs	06/28/2019	(5,363,021)	9.23473	(584,857)	(580,745)	4,112	—

Total								$45,823	$(1,706)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — 96.0%

Advertising — 0.4%
The Trade Desk, Inc., Class A*	1,383	$273,765

Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings, Inc.*	17,508	622,059
HEICO Corp., Class A	8,859	744,688

		1,366,747

Apparel — 1.1%
Canada Goose Holdings, Inc.*	2,753	132,199
Carter’s, Inc.	4,527	456,276
Columbia Sportswear Co.	1,966	204,818

		793,293

Banks — 2.6%
Amalgamated Bank, Class A	24,430	382,329
Eagle Bancorp, Inc.*	6,979	350,346
First Republic Bank	2,043	205,240
Glacier Bancorp, Inc.	8,952	358,707
Signature Bank	4,250	544,297

		1,840,919

Beverages — 1.2%
MGP Ingredients, Inc.	11,356	876,115

Biotechnology — 7.4%
ACADIA Pharmaceuticals, Inc.*	16,248	436,259
Alder Biopharmaceuticals, Inc.*	39,074	533,360
Amarin Corp. PLC ADR*	16,282	338,014
Bluebird Bio, Inc.*	4,570	718,998
ElectroCore, Inc.*	16,582	116,074
Evelo Biosciences, Inc.*	8,449	67,592
Exelixis, Inc.*	25,992	618,610
Guardant Health, Inc.*	6,692	513,276
Incyte Corp.*	6,820	586,588
Rigel Pharmaceuticals, Inc.*	59,335	152,491
Stemline Therapeutics, Inc.*	39,936	513,178
Synthorx, Inc.*	14,949	304,511
UNITY Biotechnology, Inc.*	8,869	71,928
Y-mAbs Therapeutics, Inc.*	7,036	184,413

		5,155,292

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	8,976	427,347

Chemicals — 1.8%
Ashland Global Holdings, Inc.	10,342	808,020
RPM International, Inc.	7,221	419,107

		1,227,127

Commercial Services — 9.1%
Bright Horizons Family Solutions, Inc.*	10,013	1,272,753
Euronet Worldwide, Inc.*	4,264	608,004
Gartner, Inc.*	3,252	493,263
Global Payments, Inc.	8,753	1,194,960
Green Dot Corp., Class A*	6,100	369,965
HealthEquity, Inc.*	10,231	756,889
Rollins, Inc.	8,020	333,792
Total System Services, Inc.	11,020	1,047,010

	Number of Shares	Value

Commercial Services — (continued)
WEX, Inc.*	1,515	$290,865

		6,367,501

Computers — 1.0%
ForeScout Technologies, Inc.*	17,096	716,493

Distribution & Wholesale — 0.5%
SiteOne Landscape Supply, Inc.*	6,332	361,874

Diversified Financial Services — 2.9%
Cboe Global Markets, Inc.	8,243	786,712
Evercore, Inc., Class A	9,080	826,280
Lazard Ltd., Class A	11,156	403,178

		2,016,170

Electrical Components & Equipment — 0.3%
Novanta, Inc.*	2,532	214,536

Electronics — 4.7%
Allegion PLC	8,569	777,294
Badger Meter, Inc.	12,598	700,953
Keysight Technologies, Inc.*	4,346	378,971
nVent Electric PLC	13,177	355,516
PerkinElmer, Inc.	7,247	698,321
Sensata Technologies Holding PLC*	8,519	383,525

		3,294,580

Entertainment — 1.1%
Vail Resorts, Inc.	3,647	792,493

Environmental Control — 0.2%
U.S. Ecology, Inc.	3,035	169,899

Food — 0.6%
McCormick & Co., Inc.	2,625	395,404

Healthcare Products — 6.9%
ABIOMED, Inc.*	798	227,901
Axonics Modulation Technologies, Inc.*	11,227	268,887
Glaukos Corp.*	4,651	364,499
IDEXX Laboratories, Inc.*	3,282	733,855
Tandem Diabetes Care, Inc.*	7,532	478,282
Teleflex, Inc.	3,704	1,119,200
The Cooper Cos., Inc.	1,723	510,301
West Pharmaceutical Services, Inc.	10,284	1,133,297

		4,836,222

Healthcare Services — 1.2%
Medpace Holdings, Inc.*	6,613	389,969
SI-BONE, Inc.*	6,926	130,486
Teladoc Health, Inc.*	5,514	306,578

		827,033

Home Builders — 0.3%
M/I Homes, Inc.*	8,298	220,893

Household Products & Wares — 1.0%
Avery Dennison Corp.	5,989	676,757

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Internet — 7.0%
GoDaddy, Inc., Class A*	19,667	$1,478,762
IAC/InterActiveCorp.*	4,265	896,119
Proofpoint, Inc.*	1,806	219,302
RingCentral, Inc., Class A*	2,572	277,262
Upwork, Inc.*	8,420	161,159
Wix.com Ltd.*	9,665	1,167,822
Zendesk, Inc.*	8,485	721,225

		4,921,651

Lodging — 1.3%
Choice Hotels International, Inc.	11,553	898,130

Machinery - Diversified — 4.3%
Cognex Corp.	13,668	695,154
IDEX Corp.	5,228	793,297
Welbilt, Inc.*	37,406	612,710
Xylem, Inc.	11,340	896,314

		2,997,475

Metal Fabricate/Hardware — 0.6%
RBC Bearings, Inc.*	3,325	422,840

Miscellaneous Manufacturing — 2.1%
Hillenbrand, Inc.	12,737	528,968
John Bean Technologies Corp.	5,785	531,584
Standex International Corp.	5,421	397,901

		1,458,453

Office & Business Equipment — 1.0%
Zebra Technologies Corp., Class A*	3,333	698,364

Oil & Gas — 0.3%
Diamondback Energy, Inc.	2,010	204,075

Pharmaceuticals — 6.9%
Agios Pharmaceuticals, Inc.*	10,661	718,978
Alector, Inc.*	12,415	232,409
Alkermes PLC*	18,087	659,995
BioSpecifics Technologies Corp.*	2,943	183,437
DexCom, Inc.*	4,269	508,438
Elanco Animal Health, Inc.*	12,597	403,986
GW Pharmaceuticals PLC ADR*	2,202	371,191
Heska Corp.*	1,079	91,844
Marinus Pharmaceuticals, Inc.*	56,085	234,435
Moderna, Inc.*	17,063	347,232
Neogen Corp.*	6,889	395,360
Proteostasis Therapeutics, Inc.*	34,356	43,289
Sarepta Therapeutics, Inc.*	5,353	638,024

		4,828,618

Retail — 7.6%
Burlington Stores, Inc.*	6,256	980,190
Domino’s Pizza, Inc.	3,037	783,850
Dunkin’ Brands Group, Inc.	9,305	698,806
Five Below, Inc.*	6,068	753,949
Floor & Decor Holdings, Inc., Class A*	11,114	458,119
Ollie’s Bargain Outlet Holdings, Inc.*	4,077	347,890
Papa John’s International, Inc.	8,539	452,140

	Number of Shares	Value

Retail — (continued)
Texas Roadhouse, Inc.	4,922	$306,099
Wingstop, Inc.	7,164	544,679

		5,325,722

Semiconductors — 3.9%
Advanced Micro Devices, Inc.*	24,287	619,804
Entegris, Inc.	18,594	663,620
Marvell Technology Group Ltd.	44,845	891,967
MKS Instruments, Inc.	6,201	577,003

		2,752,394

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	2,762	572,286

Software — 11.5%
Black Knight Inc.*	18,043	983,344
Cadence Design Systems, Inc.*	20,313	1,290,079
Coupa Software, Inc.*	6,043	549,792
HubSpot, Inc.*	2,893	480,846
InterXion Holding N.V.*	14,939	996,879
MSCI, Inc.	2,033	404,242
Paycom Software, Inc.*	1,931	365,210
PTC, Inc.*	11,336	1,044,952
Splunk, Inc.*	2,172	270,631
Tableau Software, Inc., Class A*	3,599	458,081
Take-Two Interactive Software, Inc.*	7,974	752,506
Veeva Systems, Inc., Class A*	3,695	468,748

		8,065,310

Telecommunications — 1.3%
Viavi Solutions, Inc.*	59,708	739,185
Zayo Group Holdings, Inc.*	6,597	187,487

		926,672

Transportation — 0.6%
Old Dominion Freight Line, Inc.	2,753	397,506

TOTAL COMMON STOCKS (Cost $58,967,805)		67,319,956

REAL ESTATE INVESTMENT TRUSTS — 0.9%

Diversified — 0.9%

SBA Communications Corp.* (Cost $342,499)	3,207	640,309

SHORT-TERM INVESTMENTS — 4.6%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $3,223,773)	3,223,773	3,223,773

TOTAL INVESTMENTS — 101.5% (Cost $62,534,077)		71,184,038

Other Assets & Liabilities — (1.5)%		(1,059,212)

TOTAL NET ASSETS — 100.0%		$70,124,826

*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 03/31/2019 ††
United States	91%
Ireland	3
Bermuda	2
Israel	2
Netherlands	1
United Kingdom	1
Total	100%

†† % of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$67,319,956	$67,319,956	$—	$—
REAL ESTATE INVESTMENT TRUSTS	640,309	640,309	—	—
SHORT-TERM INVESTMENTS	3,223,773	3,223,773	—	—

TOTAL INVESTMENTS	$71,184,038	$71,184,038	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 85.4%

Aerospace & Defense — 0.7%
AAR Corp.	18,892	$614,179

Airlines — 3.5%
Alaska Air Group, Inc.	20,668	1,159,888
Hawaiian Holdings, Inc.	31,416	824,670
SkyWest, Inc.	19,441	1,055,452

		3,040,010

Apparel — 1.8%
Capri Holdings Ltd.*	14,449	661,042
Skechers U.S.A., Inc., Class A*	27,116	911,369

		1,572,411

Auto Manufacturers — 0.7%
Oshkosh Corp.	8,368	628,688

Auto Parts & Equipment — 2.2%
Cooper-Standard Holdings, Inc.*	11,184	525,201
Dana, Inc.	31,288	555,049
Lear Corp.	6,053	821,452

		1,901,702

Banks — 9.9%
Associated Banc-Corp.	38,150	814,503
BankUnited, Inc.	37,076	1,238,338
Comerica, Inc.	11,435	838,414
Huntington Bancshares, Inc.	40,133	508,886
Synovus Financial Corp.	27,854	957,064
Texas Capital Bancshares, Inc.*	17,022	929,231
Umpqua Holdings Corp.	61,734	1,018,611
Webster Financial Corp.	18,768	950,975
Zions Bancorp NA	29,752	1,351,038

		8,607,060

Beverages — 1.1%
Cott Corp.	65,681	959,599

Chemicals — 1.4%
Orion Engineered Carbons SA	29,030	551,279
Westlake Chemical Corp.	10,202	692,308

		1,243,587

Commercial Services — 3.1%
Booz Allen Hamilton Holding Corp.	15,761	916,345
Quanta Services, Inc.	26,341	994,109
Sotheby’s*	21,532	812,833

		2,723,287

Computers — 3.7%
Genpact Ltd.	29,661	1,043,474
NCR Corp.*	42,473	1,159,088
NetScout Systems, Inc.*	34,910	979,924

		3,182,486

Diversified Financial Services — 0.8%
OneMain Holdings, Inc.	23,013	730,663

Electric — 4.5%
Alliant Energy Corp.	27,578	1,299,751
Black Hills Corp.	10,731	794,845

	Number of Shares	Value

Electric — (continued)
PNM Resources, Inc.	16,726	$791,809
Portland General Electric Co.	19,889	1,031,046

		3,917,451

Electrical Components & Equipment — 0.5%
EnerSys	6,874	447,910

Electronics — 1.5%
Avnet, Inc.	26,060	1,130,222
TTM Technologies, Inc.*	11,140	130,672

		1,260,894

Engineering & Construction — 1.4%
Granite Construction, Inc.	14,227	613,895
Tutor Perini Corp.*	36,530	625,394

		1,239,289

Food — 4.2%
Ingredion, Inc.	10,302	975,496
Nomad Foods Ltd.*	67,238	1,375,017
US Foods Holding Corp.*	36,879	1,287,446

		3,637,959

Gas — 1.0%
Southwest Gas Holdings, Inc.	10,360	852,214

Hand & Machine Tools — 1.4%
Kennametal, Inc.	7,350	270,113
Regal Beloit Corp.	11,667	955,177

		1,225,290

Healthcare Services — 3.0%
ICON PLC*	6,730	919,184
Molina Healthcare, Inc.*	7,120	1,010,755
WellCare Health Plans, Inc.*	2,536	684,086

		2,614,025

Home Builders — 2.3%
Lennar Corp., Class A	20,667	1,014,543
Taylor Morrison Home Corp., Class A*	55,567	986,314

		2,000,857

Insurance — 10.2%
American Financial Group, Inc.	11,034	1,061,581
Essent Group Ltd.*	22,204	964,764
Everest Re Group Ltd.	7,287	1,573,701
First American Financial Corp.	21,418	1,103,027
Kemper Corp.	5,553	422,805
Old Republic International Corp.	39,480	825,922
Reinsurance Group of America, Inc.	10,987	1,559,934
Selective Insurance Group, Inc.	10,456	661,656
The Hanover Insurance Group, Inc.	5,720	653,052

		8,826,442

Internet — 0.7%
Criteo SA ADR*	30,250	605,908

Machinery - Construction & Mining — 0.7%
Terex Corp.	18,800	604,044

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Media — 1.2%
Houghton Mifflin Harcourt Co.*	67,730	$492,397
Scholastic Corp.	13,390	532,386

		1,024,783

Mining — 0.9%
Alcoa Corp.*	29,065	818,470

Miscellaneous Manufacturing — 1.0%
Trinseo SA	18,730	848,469

Office Furnishings — 0.8%
Steelcase, Inc., Class A	45,200	657,660

Oil & Gas — 2.8%
Cimarex Energy Co.	5,288	369,631
Oasis Petroleum, Inc.*	88,690	535,688
QEP Resources, Inc.*	105,628	822,842
SM Energy Co.	38,860	679,661

		2,407,822

Oil & Gas Services — 4.0%
Dril-Quip, Inc.*	15,695	719,616
MRC Global, Inc.*	46,180	807,226
Oil States International, Inc.*	32,270	547,299
Patterson-UTI Energy, Inc.	56,309	789,452
RPC, Inc.	55,980	638,732

		3,502,325

Packaging and Containers — 2.0%
Graphic Packaging Holding Co.	72,834	919,893
Sealed Air Corp.	17,611	811,163

		1,731,056

Retail — 3.0%
Bloomin’ Brands, Inc.	37,813	773,276
BMC Stock Holdings, Inc.*	33,777	596,840
Signet Jewelers Ltd.	21,300	578,508
The Michaels Cos, Inc.*	54,970	627,757

		2,576,381

Savings & Loans — 1.1%
Sterling Bancorp	52,750	982,732

Semiconductors — 2.8%
Cypress Semiconductor Corp.	69,759	1,040,804
Kulicke & Soffa Industries, Inc.	24,485	541,364
MaxLinear, Inc.*	33,727	861,050

		2,443,218

Software — 3.8%
CommVault Systems, Inc.*	11,585	750,013
Nuance Communications, Inc.*	74,425	1,260,015
Verint Systems, Inc.*	20,952	1,254,187

		3,264,215

Telecommunications — 1.4%
Amdocs Ltd.	14,515	785,407
Finisar Corp.*	18,995	440,114

		1,225,521

	Number of Shares	Value

Transportation — 0.3%
Atlas Air Worldwide Holdings, Inc.*	5,177	$261,749

TOTAL COMMON STOCKS (Cost $74,196,247)		74,180,356

REAL ESTATE INVESTMENT TRUSTS — 11.9%

Apartments — 3.0%
American Campus Communities, Inc.	24,826	1,181,221
Camden Property Trust	14,068	1,427,902

		2,609,123

Diversified — 0.6%
Cousins Properties, Inc.	59,070	570,616

Hotels & Resorts — 2.5%
MGM Growth Properties LLC, Class A	34,022	1,097,209
Park Hotels & Resorts, Inc.	34,758	1,080,279

		2,177,488

Industrial — 1.4%
STAG lndustrial, Inc.	41,160	1,220,394

Manufactured Homes — 1.6%
Sun Communities, Inc.	11,690	1,385,499

Office Property — 1.3%
Empire State Realty Trust, Inc., Class A	69,598	1,099,649

Storage & Warehousing — 1.5%
CubeSmart	40,218	1,288,585

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,551,912)		10,351,354

SHORT-TERM INVESTMENTS — 2.5%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $2,160,883)	2,160,883	2,160,883

TOTAL INVESTMENTS — 99.8% (Cost $85,909,042)		86,692,593

Other Assets & Liabilities — 0.2%		158,237

TOTAL NET ASSETS — 100.0%		$86,850,830

*	Non-income producing security.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

NA — National Association.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 03/31/2019 ††
United States	92%
Bermuda	2
United Kingdom	2
Canada	1
France	1
Ireland	1
Slovenia	1
Total	100%

†† % of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$74,180,356	$74,180,356	$—	$—

REAL ESTATE INVESTMENT TRUSTS	10,351,354	10,351,354	—	—

SHORT-TERM INVESTMENTS	2,160,883	2,160,883	—	—

TOTAL INVESTMENTS	$86,692,593	$86,692,593	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — 98.0%

Advertising — 1.9%
The Trade Desk, Inc., Class A*	5,612	$1,110,895
Yext, Inc.*	39,550	864,563

		1,975,458

Aerospace & Defense — 2.1%
HEICO Corp., Class A	26,705	2,244,822

Apparel — 0.7%
Carter’s, Inc.	7,283	734,054

Auto Parts & Equipment — 0.6%
Visteon Corp.*	9,111	613,626

Banks — 0.6%
Kearny Financial Corp.	46,614	599,922

Biotechnology — 4.9%
AnaptysBio, Inc.*	5,623	410,760
BioCryst Pharmaceuticals, Inc.*	46,035	374,725
Biohaven Pharmaceutical Holding Co., Ltd.*	9,630	495,656
Insmed, Inc.*	32,383	941,374
Ligand Pharmaceuticals, Inc.*	6,798	854,576
NeoGenomics, Inc.*	59,610	1,219,621
Puma Biotechnology, Inc.*	12,058	467,730
WaVe Life Sciences Ltd.*	10,800	419,580

		5,184,022

Building Materials — 0.5%
Summit Materials, Inc., Class A*	34,930	554,339

Chemicals — 4.5%
CSW Industrials, Inc.*	18,928	1,084,385
H.B. Fuller Co.	19,111	929,559
Rogers Corp.*	7,281	1,156,805
Sensient Technologies Corp.	23,911	1,620,927

		4,791,676

Commercial Services — 11.7%
Avalara, Inc.*	10,386	579,435
CoStar Group, Inc.*	1,219	568,566
Euronet Worldwide, Inc.*	15,635	2,229,395
Healthcare Services Group, Inc.	25,697	847,744
HealthEquity, Inc.*	7,712	570,534
K12, Inc.*	25,494	870,110
LendingTree, Inc.*	2,161	759,721
MarketAxess Holdings, Inc.	3,003	738,978
MAXIMUS, Inc.	9,899	702,631
ServiceMaster Global Holdings, Inc.*	45,856	2,141,475
TriNet Group, Inc.*	18,827	1,124,725
WEX, Inc.*	6,888	1,322,427

		12,455,741

Computers — 1.3%
Kornit Digital Ltd.*	27,649	658,046
LivePerson, Inc.*	24,572	713,080

		1,371,126

Diversified Financial Services — 2.4%
LPL Financial Holdings, Inc.	27,794	1,935,852

	Number of Shares	Value

Diversified Financial Services — (continued)
SLM Corp.	59,415	$588,803

		2,524,655

Electrical Components & Equipment — 2.2%
Belden, Inc.	23,291	1,250,727
EnerSys	7,037	458,531
Novanta, Inc.*	7,573	641,660

		2,350,918

Electronics — 1.6%
National Instruments Corp.	10,191	452,073
OSI Systems, Inc.*	10,277	900,265
Sensata Technologies Holding PLC*	8,975	404,055

		1,756,393

Engineering & Construction — 0.6%
frontdoor, Inc.*	19,680	677,386

Entertainment — 2.3%
AMC Entertainment Holdings, Inc., Class A	49,691	737,911
Cedar Fair LP	20,251	1,065,608
Manchester United PLC, Class A	31,483	605,103

		2,408,622

Finance — 1.1%
Churchill Capital Corp., Class A*	85,802	1,153,179

Food — 0.5%
Hostess Brands, Inc.*	41,628	520,350

Forest Products & Paper — 0.5%
Neenah, Inc.	8,651	556,778

Hand & Machine Tools — 0.9%
Kennametal, Inc.	19,050	700,087
Milacron Holdings Corp.*	22,053	249,640

		949,727

Healthcare Products — 9.3%
AngioDynamics, Inc.*	39,528	903,610
Bio-Techne Corp.	6,152	1,221,480
Bruker Corp.	28,563	1,097,962
Glaukos Corp.*	9,276	726,960
Globus Medical, Inc., Class A*	20,040	990,176
ICU Medical, Inc.*	4,500	1,076,985
Integra LifeSciences Holdings Corp.*	23,855	1,329,201
Natus Medical, Inc.*	26,188	664,652
RA Medical Systems, Inc.*	29,461	100,167
STERIS PLC	14,307	1,831,725

		9,942,918

Healthcare Services — 2.2%
Catalent, Inc.*	57,115	2,318,298

Home Builders — 0.6%
Thor Industries, Inc.	9,386	585,405

Hotels & Resorts — 0.2%
Playa Hotels & Resorts N.V.*	31,969	243,924

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Household Products & Wares — 0.6%
Ontex Group N.V.	29,946	$674,006

Insurance — 0.9%
RLI Corp.	13,827	992,087

Internet — 2.6%
ChannelAdvisor Corp.*	49,436	602,130
Farfetch Ltd., Class A*	21,055	566,590
MakeMyTrip Ltd.*	18,771	518,080
Zendesk, Inc.*	12,914	1,097,690

		2,784,490

Machinery - Diversified — 1.9%
Gates Industrial Corp. PLC*	43,139	618,613
Nordson Corp.	6,340	840,177
Wabtec Corp.	8,244	607,748

		2,066,538

Metal Fabricate/Hardware — 1.2%
Rexnord Corp.*	49,757	1,250,891

Miscellaneous Manufacturing — 4.7%
Carlisle Cos., Inc.	13,444	1,648,503
Hillenbrand, Inc.	16,472	684,082
ITT, Inc.	19,724	1,143,992
Proto Labs, Inc.*	4,149	436,226
Standex International Corp.	15,340	1,125,956

		5,038,759

Oil & Gas — 0.6%
Magnolia Oil & Gas Corp.*	51,612	619,344

Pharmaceuticals — 6.5%
Amicus Therapeutics, Inc.*	35,191	478,598
Eagle Pharmaceuticals, Inc.*	12,620	637,184
Enanta Pharmaceuticals, Inc.*	5,246	501,098
FibroGen, Inc.*	10,136	550,892
Global Blood Therapeutics, Inc.*	8,990	475,841
GW Pharmaceuticals PLC ADR*	3,713	625,900
Heron Therapeutics, Inc.*	23,858	583,089
Heska Corp.*	5,065	431,133
Ironwood Pharmaceuticals, Inc.*	31,080	420,512
Knight Therapeutics, Inc.*	65,224	358,247
Neurocrine Biosciences, Inc.*	8,236	725,592
Prestige Consumer Healthcare, Inc.*	23,399	699,864
Sarepta Therapeutics, Inc.*	3,286	391,658

		6,879,608

Publishing / Newspapers — 0.6%
Cimpress N.V.*	7,789	624,133

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	3,233	498,464

Retail — 3.2%
Casey’s General Stores, Inc.	4,109	529,116
Dunkin’ Brands Group, Inc.	11,613	872,136
Texas Roadhouse, Inc.	10,570	657,348
The Lovesac Co.*	28,688	797,813

	Number of Shares	Value

Retail — (continued)
Williams-Sonoma, Inc.	10,483	$589,879

		3,446,292

Savings & Loans — 0.4%
Pacific Premier Bancorp, Inc.	15,951	423,180

Semiconductors — 2.6%
CTS Corp.	18,419	540,966
Entegris, Inc.	21,221	757,377
ON Semiconductor Corp.*	72,833	1,498,175

		2,796,518

Software — 14.9%
ACI Worldwide, Inc.*	15,768	518,294
Blackbaud, Inc.	21,888	1,745,130
Broadridge Financial Solutions, Inc.	17,048	1,767,707
Cadence Design Systems, Inc.*	31,005	1,969,128
Cision Ltd.*	71,035	978,152
Envestnet, Inc.*	20,843	1,362,924
Guidewire Software, Inc.*	8,823	857,243
Instructure, Inc.*	17,036	802,736
Jack Henry & Associates, Inc.	5,519	765,706
RealPage, Inc.*	17,492	1,061,589
SS&C Technologies Holdings, Inc.	42,657	2,716,824
The Descartes Systems Group, Inc.*	36,540	1,328,330

		15,873,763

Telecommunications — 2.3%
Nice Ltd. ADR*	19,912	2,439,419

Transportation — 1.3%
Old Dominion Freight Line, Inc.	4,711	680,221
Saia, Inc.*	11,748	717,803

		1,398,024

TOTAL COMMON STOCKS (Cost $72,064,722)		104,318,855

REAL ESTATE INVESTMENT TRUSTS — 0.9%

Diversified — 0.9%

Lamar Advertising Co., Class A (Cost $695,286)	12,581	997,170

TOTAL INVESTMENTS — 98.9% (Cost $72,747,560)		105,316,025

Other Assets & Liabilities — 1.1%		1,176,363

TOTAL NET ASSETS — 100.0%		$106,492,388

*	Non-income producing security.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2019 ††
United States	91%
Israel	3
Canada	2
United Kingdom	2
Belgium	1
Netherlands	1
Total	100%

†† % of total investments as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$864,563	$864,563	$—	$—
Aerospace & Defense	2,244,822	2,244,822	—	—
Apparel	734,054	734,054	—	—
Auto Parts & Equipment	613,626	613,626	—	—
Banks	599,922	599,922	—	—
Biotechnology	5,184,022	5,184,022	—	—
Building Materials	554,339	554,339	—	—
Chemicals	4,791,676	4,791,676	—	—
Commercial Services	12,455,741	12,455,741	—	—
Computers	1,371,126	1,371,126	—	—
Diversified Financial Services	2,524,655	2,524,655	—	—
Electrical Components & Equipment	2,350,918	2,350,918	—	—
Electronics	1,756,392	1,756,392	—	—
Engineering & Construction	677,386	677,386	—	—
Entertainment	2,408,622	2,408,622	—	—
Finance	1,153,179	1,153,179	—	—
Food	520,350	520,350	—	—
Forest Products & Paper	556,778	556,778	—	—
Hand & Machine Tools	949,727	949,727	—	—
Healthcare Products	9,942,918	9,942,918	—	—
Healthcare Services	2,318,298	2,318,298	—	—
Home Builders	585,405	585,405	—	—
Hotels & Resorts	243,924	243,924	—	—
Household Products & Wares	674,006	—	674,006	—
Insurance	992,087	992,087	—	—
Internet	3,895,386	3,895,386	—	—
Machinery - Diversified	2,066,538	2,066,538	—	—
Metal Fabricate/Hardware	1,250,891	1,250,891	—	—
Miscellaneous Manufacturing	5,038,759	5,038,759	—	—
Oil & Gas	619,344	619,344	—	—
Pharmaceuticals	6,879,608	6,879,608	—	—
Publishing / Newspapers	624,133	624,133	—	—
Real Estate	498,464	498,464	—	—
Retail	3,446,292	3,446,292	—	—
Savings & Loans	423,180	423,180	—	—
Semiconductors	2,796,518	2,796,518	—	—
Software	15,873,763	15,873,763	—	—
Telecommunications	2,439,419	2,439,419	—	—
Transportation	1,398,024	1,398,024	—	—

TOTAL COMMON STOCKS	104,318,855	103,644,849	674,006	—

REAL ESTATE INVESTMENT TRUSTS
Diversified	997,170	997,170	—	—

TOTAL INVESTMENTS	$105,316,025	$104,642,019	$674,006	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — 85.3%

Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc.*	17,663	$627,566
Curtiss-Wright Corp.	9,523	1,079,337
Kaman Corp.	16,025	936,501
Moog, Inc., Class A	8,907	774,464

		3,417,868

Agriculture — 0.6%
Darling Ingredients, Inc.*	61,342	1,328,054

Airlines — 1.0%
SkyWest, Inc.	30,019	1,629,731
Spirit Airlines, Inc.*	13,437	710,280

		2,340,011

Apparel — 0.8%
Columbia Sportswear Co.	7,934	826,564
G-III Apparel Group Ltd.*	12,831	512,727
Wolverine World Wide, Inc.	11,067	395,424

		1,734,715

Auto Manufacturers — 0.2%
Navistar International Corp.*	14,036	453,363

Auto Parts & Equipment — 0.4%
American Axle & Manufacturing Holdings, Inc.*	52,759	754,981
Standard Motor Products, Inc.	5,124	251,589

		1,006,570

Banks — 15.8%
Amalgamated Bank, Class A	26,310	411,752
Ameris Bancorp	15,898	546,096
BancorpSouth Bank	31,392	885,882
Banner Corp.	33,359	1,807,057
Boston Private Financial Holdings, Inc.	45,960	503,722
Bryn Mawr Bank Corp.	13,587	490,898
CenterState Bank Corp.	55,999	1,333,336
Chemical Financial Corp.	30,247	1,244,967
Columbia Banking System, Inc.	49,676	1,623,908
Community Bank System, Inc.	25,747	1,538,898
ConnectOne Bancorp, Inc.	36,682	722,635
CVB Financial Corp.	85,446	1,798,638
FB Financial Corp.	16,610	527,534
First Financial Bankshares, Inc.	23,629	1,365,284
First Merchants Corp.	39,250	1,446,363
First Midwest Bancorp, Inc.	49,068	1,003,931
Glacier Bancorp, Inc.	45,020	1,803,951
Great Western Bancorp, Inc.	51,427	1,624,579
Heritage Financial Corp.	25,153	758,111
Home BancShares, Inc.	41,318	725,957
Independent Bank Corp., Rockland MA	23,066	1,868,577
Independent Bank Group, Inc.	25,968	1,331,899
Lakeland Financial Corp.	25,898	1,171,108
LegacyTexas Financial Group, Inc.	47,441	1,773,819
National Commerce Corp.*	13,199	517,533
Old Line Bancshares, Inc.	10,523	262,338
Pinnacle Financial Partners, Inc.	20,884	1,142,355
Renasant Corp.	41,657	1,410,089

	Number of Shares	Value

Banks — (continued)
Sandy Spring Bancorp, Inc.	17,158	$536,702
South State Corp.	17,245	1,178,523
Texas Capital Bancshares, Inc.*	5,886	321,317
The First of Long Island Corp.	17,734	388,907
Towne Bank	25,797	638,476
TriCo Bancshares	17,930	704,470
Union Bankshares Corp.	26,946	871,164
United Community Banks, Inc.	9,281	231,375

		36,512,151

Beverages — 0.2%
MGP Ingredients, Inc.	6,572	507,030

Biotechnology — 0.4%
Cambrex Corp.*	13,574	527,350
Emergent BioSolutions, Inc.*	5,942	300,190

		827,540

Building Materials — 0.3%
Armstrong World Industries, Inc.	8,621	684,680

Chemicals — 2.3%
Ferro Corp.*	1,178	22,300
H.B. Fuller Co.	12,666	616,074
Ingevity Corp.*	12,526	1,322,871
Quaker Chemical Corp.	4,856	972,803
Rogers Corp.*	5,105	811,082
Sensient Technologies Corp.	5,671	384,437
Tronox Holdings PLC, Class A	11,112	146,123
Univar, Inc.*	42,696	946,143

		5,221,833

Commercial Services — 4.5%
Aaron’s, Inc.	26,798	1,409,575
ABM Industries, Inc.	22,819	829,471
Adtalem Global Education, Inc.*	35,477	1,643,295
AMN Healthcare Services, Inc.*	10,114	476,268
ASGN, Inc.*	17,081	1,084,473
Chegg, Inc.*	21,945	836,543
HMS Holdings Corp.*	14,504	429,463
James River Group Holdings Ltd.	29,141	1,167,971
Live Nation Entertainment, Inc.*	26,241	1,667,353
LiveRamp Holdings, Inc.*	15,114	824,771

		10,369,183

Computers — 1.9%
CACI International, Inc., Class A*	13,098	2,384,098
Mercury Systems, Inc.*	4,458	285,668
NetScout Systems, Inc.*	58,225	1,634,376

		4,304,142

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.*	10,657	467,736

Distribution & Wholesale — 0.8%
Beacon Roofing Supply, Inc.*	38,567	1,240,314
H&E Equipment Services, Inc.	27,107	680,657

		1,920,971

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Diversified Financial Services — 1.4%
Houlihan Lokey, Inc.	20,217	$926,950
PJT Partners, Inc., Class A	5,450	227,810
Stifel Financial Corp.	31,524	1,663,206
Virtu Financial, Inc., Class A	18,783	446,096

		3,264,062

Electric — 4.8%
ALLETE, Inc.	33,847	2,783,239
El Paso Electric Co.	30,078	1,769,188
IDACORP, Inc.	22,614	2,250,998
PNM Resources, Inc.	38,360	1,815,962
Portland General Electric Co.	46,560	2,413,670

		11,033,057

Electronics — 1.2%
Brady Corp., Class A	21,561	1,000,646
II-VI, Inc.*	18,281	680,784
Watts Water Technologies, Inc., Class A	13,258	1,071,512

		2,752,942

Engineering & Construction — 1.8%
EMCOR Group, Inc.	14,831	1,083,850
Granite Construction, Inc.	13,740	592,881
KBR, Inc.	74,370	1,419,723
TopBuild Corp.*	14,894	965,429

		4,061,883

Entertainment — 0.6%
Eldorado Resorts, Inc.*	30,253	1,412,513

Environmental Control — 0.4%
Advanced Disposal Services, Inc.*	32,342	905,576

Food — 1.5%
Hostess Brands, Inc.*	16,877	210,963
Nomad Foods Ltd.*	37,841	773,848
Performance Food Group Co.*	20,177	799,816
Sanderson Farms, Inc.	2,993	394,597
The Simply Good Foods Co.*	67,051	1,380,580

		3,559,804

Gas — 1.6%
Chesapeake Utilities Corp.	20,214	1,843,719
New Jersey Resources Corp.	37,621	1,873,149

		3,716,868

Healthcare Products — 1.8%
Avanos Medical, Inc.*	30,917	1,319,538
CONMED Corp.	17,744	1,475,946
Orthofix Medical, Inc.*	12,423	700,781
Wright Medical Group N.V.*	22,937	721,369

		4,217,634

Healthcare Services — 0.9%
Acadia Healthcare Co., Inc.*	16,060	470,718
Syneos Health, Inc.*	30,918	1,600,316

		2,071,034

Home Builders — 1.1%
Foundation Building Materials, Inc.*	38,509	378,929

	Number of Shares	Value

Home Builders — (continued)
KB Home	36,555	$883,534
Meritage Homes Corp.*	26,704	1,193,936

		2,456,399

Household Products & Wares — 0.4%
Central Garden & Pet Co., Class A*	14,667	341,008
Helen of Troy Ltd.*	5,958	690,889

		1,031,897

Insurance — 5.7%
AMERISAFE, Inc.	11,202	665,399
CNO Financial Group, Inc.	69,652	1,126,969
Enstar Group Ltd.*	5,440	946,560
Kemper Corp.	17,042	1,297,578
Kinsale Capital Group, Inc.	22,987	1,576,219
MGIC Investment Corp.*	166,995	2,202,664
Primerica, Inc.	10,123	1,236,525
ProAssurance Corp.	20,904	723,487
RLI Corp.	17,153	1,230,728
Selective Insurance Group, Inc.	33,512	2,120,639

		13,126,768

Internet — 0.9%
Cars.com, Inc.*	44,836	1,022,261
Liberty Expedia Holdings, Inc., Class A*	24,000	1,027,200

		2,049,461

Investment Companies — 0.2%
BrightSphere Investment Group PLC	40,055	543,146

Iron & Steel — 1.3%
Allegheny Technologies, Inc.*	69,629	1,780,414
Carpenter Technology Corp.	8,824	404,580
Cleveland-Cliffs, Inc.	73,810	737,362
Commercial Metals Co.	10,367	177,068

		3,099,424

Lodging — 0.2%
Belmond Ltd., Class A*	4,444	110,789
Boyd Gaming Corp.	15,594	426,652

		537,441

Machinery - Diversified — 0.8%
Alamo Group, Inc.	4,151	414,851
Cactus, Inc., Class A*	37,161	1,322,931

		1,737,782

Media — 1.8%
Gray Television, Inc.*	47,909	1,023,336
Liberty Latin America Ltd., Class C*	51,716	1,005,876
MSG Networks, Inc., Class A*	26,847	583,922
Nexstar Media Group, Inc., Class A	8,767	950,080
TEGNA, Inc.	41,113	579,694

		4,142,908

Metal Fabricate/Hardware — 2.0%
CIRCOR International, Inc.*	18,619	606,979
RBC Bearings, Inc.*	6,128	779,298
Rexnord Corp.*	71,878	1,807,013

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Metal Fabricate/Hardware — (continued)
TriMas Corp.*	46,420	$1,403,277

		4,596,567

Mining — 0.5%
Constellium N.V., Class A*	62,335	497,433
Royal Gold, Inc.	7,050	641,057

		1,138,490

Miscellaneous Manufacturing — 0.9%
Federal Signal Corp.	42,715	1,110,163
ITT, Inc.	17,978	1,042,724

		2,152,887

Oil & Gas — 3.7%
Callon Petroleum Co.*	170,294	1,285,720
Centennial Resource Development, Inc., Class A*	39,516	347,345
Delek US Holdings, Inc.	9,867	359,356
Falcon Minerals Corp.*	70,927	626,995
Matador Resources Co.*	30,387	587,381
PBF Energy, Inc., Class A	10,235	318,718
PDC Energy, Inc.*	17,938	729,718
SM Energy Co.	35,672	623,903
Viper Energy Partners LP	60,062	1,991,656
WPX Energy, Inc.*	134,731	1,766,323

		8,637,115

Oil & Gas Services — 0.9%
Apergy Corp.*	48,357	1,985,538
NCS Multistage Holdings, Inc.*	22,072	114,333

		2,099,871

Pharmaceuticals — 0.7%
Mallinckrodt PLC*	32,329	702,833
Prestige Consumer Healthcare, Inc.*	26,640	796,802

		1,499,635

Real Estate — 0.6%
Kennedy-Wilson Holdings, Inc.	64,384	1,377,174

Retail — 3.3%
Abercrombie & Fitch Co., Class A	13,588	372,447
American Eagle Outfitters, Inc.	36,547	810,247
Asbury Automotive Group, Inc.*	11,524	799,305
Bed Bath & Beyond, Inc.	3,634	61,742
BJ’s Wholesale Club Holdings, Inc.*	29,124	797,997
Burlington Stores, Inc.*	8,627	1,351,678
Designer Brands, Inc.	20,229	449,488
Dine Brands Global, Inc.	9,609	877,206
Guess?, Inc.	13,031	255,407
Jack in the Box, Inc.	5,489	444,938
Sally Beauty Holdings, Inc.*	31,743	584,389
Shoe Carnival, Inc.	6,687	227,559
The Wendy’s Co.	26,482	473,763

		7,506,166

Savings & Loans — 2.3%
Brookline Bancorp, Inc.	53,275	767,160
Flushing Financial Corp.	26,074	571,803

	Number of Shares	Value

Savings & Loans — (continued)
OceanFirst Financial Corp.	51,388	$1,236,395
Pacific Premier Bancorp, Inc.	12,315	326,717
Provident Financial Services, Inc.	42,393	1,097,555
Washington Federal, Inc.	45,826	1,323,913

		5,323,543

Semiconductors — 3.6%
Cree, Inc.*	36,237	2,073,481
CTS Corp.	32,579	956,845
Entegris, Inc.	42,425	1,514,148
Lattice Semiconductor Corp.*	61,500	733,695
MKS Instruments, Inc.	7,184	668,471
Semtech Corp.*	18,531	943,413
Silicon Laboratories, Inc.*	9,490	767,362
Synaptics, Inc.*	14,217	565,126

		8,222,541

Software — 3.4%
Allscripts Healthcare Solutions, Inc.*	136,390	1,301,161
Avaya Holdings Corp.*	25,828	434,685
CommVault Systems, Inc.*	25,657	1,661,034
Cornerstone OnDemand, Inc.*	23,619	1,293,849
SYNNEX Corp.	15,376	1,466,717
Verint Systems, Inc.*	29,906	1,790,173

		7,947,619

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	11,458	388,884

Telecommunications — 2.2%
Ciena Corp.*	42,765	1,596,845
Knowles Corp.*	37,474	660,667
Plantronics, Inc.	11,421	526,622
Viavi Solutions, Inc.*	180,053	2,229,056

		5,013,190

Transportation — 1.7%
Air Transport Services Group, Inc.*	39,224	904,113
Atlas Air Worldwide Holdings, Inc.*	11,740	593,575
Echo Global Logistics, Inc.*	5,201	128,881
Golar LNG Ltd.	66,879	1,410,478
Saia, Inc.*	12,501	763,811

		3,800,858

TOTAL COMMON STOCKS (Cost $171,903,146)		196,520,986

REAL ESTATE INVESTMENT TRUSTS — 12.2%

Apartments — 0.2%
Preferred Apartment Communities, Inc., Class A	34,116	505,599

Building & Real Estate — 0.9%
MFA Financial, Inc.	162,249	1,179,550
PennyMac Mortgage Investment Trust	44,020	911,654

		2,091,204

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (continued)

Diversified — 1.0%
PS Business Parks, Inc.	14,463	$2,268,232

Diversified Financial Services — 0.6%
Granite Point Mortgage Trust, Inc.	25,085	465,829
Redwood Trust, Inc.	51,948	838,960

		1,304,789

Healthcare — 2.1%
Healthcare Realty Trust, Inc.	82,218	2,640,020
National Health Investors, Inc.	28,619	2,248,023

		4,888,043

Hotels & Resorts — 3.2%
Chatham Lodging Trust	26,324	506,474
Chesapeake Lodging Trust	93,812	2,608,912
Pebblebrook Hotel Trust	79,242	2,461,256
RLJ Lodging Trust	103,404	1,816,808

		7,393,450

Industrial — 0.9%
CyrusOne, Inc.	37,262	1,954,019
STAG lndustrial, Inc.	11	326

		1,954,345

Office Property — 1.3%
Columbia Property Trust, Inc.	79,152	1,781,712
Hudson Pacific Properties, Inc.	36,974	1,272,645

		3,054,357

Real Estate Investment Trusts — 0.5%
Two Harbors Investment Corp.	84,372	1,141,553

Storage & Warehousing — 0.5%
Life Storage, Inc.	12,220	1,188,639

Strip Centers — 1.0%
Acadia Realty Trust	84,858	2,314,078

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,622,429)		28,104,289

EXCHANGE TRADED FUNDS — 0.4%

iShares Russell 2000 Value ETF (Cost $1,162,445)	8,995	1,078,501

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $4,151,186)	4,151,186	4,151,186

TOTAL INVESTMENTS — 99.7% (Cost $203,839,206)		229,854,962

Other Assets & Liabilities — 0.3%		609,762

TOTAL NET ASSETS — 100.0%		$230,464,724

*	Non-income producing security.

ETF — Exchange-Traded Fund.

LP — Limited Partnership.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$196,520,986	$196,520,986	$—	$—
REAL ESTATE INVESTMENT TRUSTS	28,104,289	28,104,289	—	—
EXCHANGE TRADED FUNDS	1,078,501	1,078,501	—	—
SHORT-TERM INVESTMENTS	4,151,186	4,151,186	—	—

TOTAL INVESTMENTS	$229,854,962	$229,854,962	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — 89.4%

Advertising — 0.1%
Adesto Technologies Corp.*	1,000	$6,050
Boston Omaha Corp., Class A*	300	7,482
Clear Channel Outdoor Holdings, Inc., Class A*	600	3,210
Fluent, Inc.*	600	3,372
MDC Partners, Inc., Class A*	1,800	4,050
Telaria, Inc.*	1,300	8,242
Yext, Inc.*	2,800	61,208

		93,614

Aerospace & Defense — 0.7%
AAR Corp.	1,069	34,753
Aerojet Rocketdyne Holdings, Inc.*	2,440	86,693
Aerovironment, Inc.*	718	49,118
Astronics Corp.*	695	22,740
Cubic Corp.	1,069	60,121
Ducommun, Inc.*	400	17,408
Kaman Corp.	948	55,401
Kratos Defense & Security Solutions, Inc.*	2,822	44,108
Moog, Inc., Class A	1,091	94,863
National Presto Industries, Inc.	190	20,625
Triumph Group, Inc.	1,600	30,496

		516,326

Agriculture — 0.3%
22nd Century Group, Inc.*	3,700	6,327
Alico, Inc.	151	4,109
Cadiz, Inc.*	800	7,744
Limoneira Co.	600	14,118
Pyxus International, Inc.*	300	7,167
Tejon Ranch Co.*	825	14,520
The Andersons, Inc.	932	30,038
Turning Point Brands, Inc.	300	13,827
Universal Corp.	855	49,274
Vector Group Ltd.	3,388	36,556

		183,680

Airlines — 0.4%
Allegiant Travel Co.	401	51,917
Hawaiian Holdings, Inc.	1,626	42,683
SkyWest, Inc.	1,681	91,261
Spirit Airlines, Inc.*	2,300	121,578

		307,439

Apparel — 0.8%
Crocs, Inc.*	2,200	56,650
Deckers Outdoor Corp.*	1,000	146,990
G-III Apparel Group Ltd.*	1,508	60,260
Oxford Industries, Inc.	608	45,758
Rocky Brands, Inc.	200	4,792
Steven Madden Ltd.	2,973	100,606
Superior Group of Cos, Inc.	500	8,310
Unifi, Inc.*	660	12,771
Weyco Group, Inc.	200	6,192
Wolverine World Wide, Inc.	3,182	113,693

		556,022

	Number of Shares	Value

Auto Manufacturers — 0.1%
Blue Bird Corp.*	392	$6,637
Navistar International Corp.*	1,600	51,680
REV Group, Inc.	1,000	10,950
Wabash National Corp.	1,800	24,390

		93,657

Auto Parts & Equipment — 0.9%
Altra Industrial Motion Corp.	2,003	62,193
American Axle & Manufacturing Holdings, Inc.*	3,716	53,176
Commercial Vehicle Group, Inc.*	1,000	7,670
Cooper Tire & Rubber Co.	1,749	52,278
Cooper-Standard Holdings, Inc.*	600	28,176
Dana, Inc.	4,996	88,629
Dorman Products, Inc.*	892	78,576
Douglas Dynamics, Inc.	700	26,649
Gentherm, Inc.*	1,268	46,738
Meritor, Inc.*	2,645	53,826
Miller Industries, Inc.	443	13,667
Modine Manufacturing Co.*	1,577	21,873
Motorcar Parts of America, Inc.*	700	13,209
Spartan Motors, Inc.	1,500	13,245
Standard Motor Products, Inc.	700	34,370
Superior Industries International, Inc.	1,119	5,326
Tenneco, Inc., Class A	1,600	35,456
Titan International, Inc.	1,913	11,421
Tower International, Inc.	800	16,824

		663,302

Banks — 8.6%
1st Constitution Bancorp	400	7,108
1st Source Corp.	488	21,916
ACNB Corp.	300	11,100
Allegiance Bancshares, Inc.*	500	16,860
Amalgamated Bank, Class A	600	9,390
American National Bankshares, Inc.	200	6,984
Ameris Bancorp	1,447	49,704
Ames National Corp.	299	8,196
Arrow Financial Corp.	412	13,551
Atlantic Capital Bancshares, Inc.*	800	14,264
BancFirst Corp.	620	32,333
Banco Latinoamericano de Comercio Exterior S.A.	1,110	22,111
BancorpSouth Bank	3,249	91,687
Bank of Commerce Holdings	300	3,165
Bank of Marin Bancorp	480	19,531
Bankwell Financial Group, Inc.	300	8,754
Banner Corp.	1,100	59,587
Bar Harbor Bankshares	597	15,444
Baycom Corp.*	400	9,056
BCB Bancorp, Inc.	700	9,380
Blue Hills Bancorp, Inc.	800	19,120
Boston Private Financial Holdings, Inc.	2,758	30,228
Bridge Bancorp, Inc.	507	14,855
Bridgewater Bancshares Inc.*	1,100	11,341
Bryn Mawr Bank Corp.	732	26,447
Business First Bancshares, Inc.	400	9,816

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Banks — (continued)
Byline Bancorp, Inc.*	600	$11,088
C&F Financial Corp.	100	5,060
Cadence BanCorp	4,106	76,166
Cambridge Bancorp	100	8,285
Camden National Corp.	539	22,487
Capital City Bank Group, Inc.	269	5,859
Capstar Financial Holdings, Inc.	500	7,220
Carolina Financial Corp.	800	27,672
Cass Information Systems, Inc.	498	23,555
Cathay General Bancorp	2,650	89,862
CB Financial Services, Inc.	300	7,119
CBTX, Inc.	700	22,729
CenterState Bank Corp.	3,115	74,168
Central Pacific Financial Corp.	900	25,956
Central Valley Community Bancorp	400	7,820
Century Bancorp, Inc., Class A	69	5,037
Chemical Financial Corp.	2,400	98,784
Chemung Financial Corp.	100	4,693
Citizens & Northern Corp.	356	8,914
City Holding Co.	548	41,752
Civista Bancshares, Inc.	400	8,732
CNB Financial Corp.	474	11,978
Codorus Valley Bancorp, Inc.	463	9,885
Columbia Banking System, Inc.	2,468	80,679
Community Bank System, Inc.	1,737	103,820
Community Trust Bancorp, Inc.	583	23,938
ConnectOne Bancorp, Inc.	1,060	20,882
County Bancorp, Inc.	300	5,280
Customers Bancorp, Inc.*	980	17,944
CVB Financial Corp.	3,792	79,822
Eagle Bancorp, Inc.*	1,073	53,865
Enterprise Bancorp, Inc.	313	8,992
Enterprise Financial Services Corp.	782	31,882
Equity Bancshares, Inc., Class A*	500	14,400
Esquire Financial Holdings, Inc.*	300	6,828
Evans Bancorp, Inc.	200	7,130
Farmers & Merchants Bancorp, Inc.	400	12,040
Farmers National Banc Corp.	1,100	15,169
FB Financial Corp.	500	15,880
Fidelity D&D Bancorp, Inc.	100	5,912
Fidelity Southern Corp.	707	19,365
Financial Institutions, Inc.	440	11,959
First Bancorp	924	32,118
First BanCorp Puerto Rico	7,200	82,512
First Bancorp, Inc.	434	10,815
First Bank/Hamilton NJ	800	9,224
First Busey Corp.	1,413	34,477
First Business Financial Services, Inc.	400	8,008
First Choice Bancorp	300	6,450
First Commonwealth Financial Corp.	3,321	41,845
First Community Bankshares, Inc.	626	20,746
First Community Corp.	400	7,628
First Financial Bancorp	3,282	78,965
First Financial Bankshares, Inc.	2,252	130,121
First Financial Corp.	480	20,160
First Foundation, Inc.	1,200	16,284

	Number of Shares	Value

Banks — (continued)
First Internet Bancorp	300	$5,799
First Interstate BancSystem, Inc., Class A	1,087	43,284
First Merchants Corp.	1,738	64,045
First Mid-Illinois Bancshares, Inc.	500	16,660
First Midwest Bancorp, Inc.	3,614	73,942
First Northwest Bancorp	500	7,785
First United Corp.	400	6,904
Franklin Financial Network, Inc.	400	11,604
Fulton Financial Corp.	5,703	88,282
German American Bancorp, Inc.	738	21,697
Glacier Bancorp, Inc.	2,921	117,044
Great Southern Bancorp, Inc.	371	19,255
Great Western Bancorp, Inc.	1,900	60,021
Guaranty Bancshares, Inc.	300	8,766
Hancock Whitney Corp.	2,872	116,029
Hanmi Financial Corp.	913	19,420
HarborOne Bancorp, Inc.*	600	10,320
Heartland Financial USA, Inc.	1,017	43,375
Heritage Commerce Corp.	1,200	14,520
Heritage Financial Corp.	1,230	37,072
Home BancShares, Inc.	5,335	93,736
Hope Bancorp, Inc.	4,067	53,196
Horizon Bancorp, Inc.	1,350	21,722
Howard Bancorp, Inc.*	500	7,405
IBERIABANK Corp.	1,846	132,377
Independent Bank Corp.	800	17,200
Independent Bank Corp., Rockland MA	971	78,661
Independent Bank Group, Inc.	1,150	58,984
International Bancshares Corp.	1,825	69,405
Investar Holding Corp.	300	6,813
Kearny Financial Corp.	2,745	35,328
Lakeland Bancorp, Inc.	1,711	25,545
Lakeland Financial Corp.	891	40,291
LCNB Corp.	400	6,860
LegacyTexas Financial Group, Inc.	1,566	58,553
Level One Bancorp, Inc.	200	4,652
Live Oak Bancshares, Inc.	900	13,149
Luther Burbank Corp.	800	8,080
Macatawa Bank Corp.	800	7,952
MBT Financial Corp.	900	9,018
Mercantile Bank Corp.	500	16,360
Merchants Bancorp	600	12,900
Metropolitan Bank Holding Corp.*	200	6,958
Midland States Bancorp, Inc.	700	16,842
MidSouth Bancorp, Inc.	700	7,987
MidWestOne Financial Group, Inc.	400	10,900
MVB Financial Corp.	500	7,625
National Bankshares, Inc.	119	5,099
National Commerce Corp.*	600	23,526
NBT Bancorp, Inc.	1,469	52,899
Nicolet Bankshares, Inc.*	300	17,880
Northeast Bancorp	300	6,204
Northrim BanCorp, Inc.	300	10,326
Norwood Financial Corp.	300	9,252
Oak Valley Bancorp	113	1,993
OFG Bancorp	1,410	27,904

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Banks — (continued)
Ohio Valley Banc Corp.	200	$7,230
Old Line Bancshares, Inc.	500	12,465
Old National Bancorp	5,161	84,640
Old Second Bancorp, Inc.	800	10,072
OP Bancorp	700	6,125
Opus Bank	700	13,860
Origin Bancorp, Inc.	600	20,430
Orrstown Financial Services, Inc.	400	7,436
Pacific City Financial Corp.	600	10,470
Pacific Mercantile Bancorp*	800	6,096
Park National Corp.	424	40,174
Parke Bancorp, Inc.	400	8,356
PCSB Financial Corp.	700	13,699
Peapack Gladstone Financial Corp.	636	16,676
Penns Woods Bancorp, Inc.	168	6,905
People’s Utah Bancorp	600	15,822
Peoples Bancorp of North Carolina, Inc.	200	5,320
Peoples Bancorp, Inc.	572	17,715
Peoples Financial Services Corp.	300	13,572
Preferred Bank	500	22,485
Premier Financial Bancorp, Inc.	550	8,641
QCR Holdings, Inc.	400	13,568
RBB Bancorp	600	11,280
Reliant Bancorp, Inc.	400	8,928
Renasant Corp.	1,635	55,345
Republic Bancorp, Inc., Class A	387	17,307
Republic First Bancorp, Inc.*	1,700	8,925
S&T Bancorp, Inc.	1,059	41,862
Sandy Spring Bancorp, Inc.	1,150	35,972
SB One Bancorp	400	8,688
Seacoast Banking Corp of Florida*	1,540	40,579
Select Bancorp, Inc.*	800	9,096
ServisFirst Bancshares, Inc.	1,600	54,016
Shore Bancshares, Inc.	600	8,946
Sierra Bancorp	612	14,872
Simmons First National Corp., Class A	3,096	75,790
SmartFinancial, Inc.*	400	7,564
South State Corp.	1,180	80,641
Southern First Bancshares, Inc.*	300	10,161
Southern National Bancorp of Virginia, Inc.	600	8,790
Southside Bancshares, Inc.	1,071	35,589
Spirit of Texas Bancshares, Inc.*	400	8,480
Sterling Bancorp, Inc.	700	7,098
Stock Yards Bancorp, Inc.	767	25,932
Summit Financial Group, Inc.	400	10,604
The Bancorp, Inc.*	1,512	12,217
The Bank of NT Butterfield & Son Ltd.	1,900	68,172
The Bank of Princeton	300	9,519
The Community Financial Corp.	100	2,837
The First Bancshares, Inc.	500	15,450
The First of Long Island Corp.	889	19,496
Tompkins Financial Corp.	458	34,840
Towne Bank	2,177	53,881
TriCo Bancshares	898	35,282
TriState Capital Holdings, Inc.*	1,000	20,430
Triumph Bancorp, Inc.*	900	26,451

	Number of Shares	Value

Banks — (continued)
TrustCo Bank Corp.	3,252	$25,236
Trustmark Corp.	2,230	74,995
UMB Financial Corp.	1,581	101,247
Union Bankshares Corp.	2,607	84,284
Union Bankshares, Inc., Morrisville VT	100	4,523
United Bankshares, Inc.	3,356	121,621
United Community Banks, Inc.	2,678	66,763
United Security Bancshares	700	7,420
Unity Bancorp, Inc.	400	7,552
Univest Corp.	1,087	26,588
Valley National Bancorp	11,035	105,715
Veritex Holdings, Inc.	1,353	32,770
Walker & Dunlop, Inc.	900	45,819
Washington Trust Bancorp, Inc.	570	27,446
WesBanco, Inc.	1,738	69,086
West Bancorporation, Inc.	478	9,885
Westamerica Bancorporation	873	53,951
Western New England Bancorp, Inc.	1,000	9,230

		6,072,223

Beverages — 0.3%
Coca-Cola Consolidated, Inc.	174	50,083
Craft Brew Alliance, Inc.*	200	2,796
Farmer Brothers Co.*	204	4,082
MGP Ingredients, Inc.	400	30,860
National Beverage Corp.	442	25,517
Primo Water Corp.*	1,000	15,460
The Boston Beer Co., Inc., Class A*	280	82,524

		211,322

Biotechnology — 4.9%
Abeona Therapeutics, Inc.*	900	6,624
ACADIA Pharmaceuticals, Inc.*	3,900	104,715
Acceleron Pharma, Inc.*	1,500	69,855
Achillion Pharmaceuticals, Inc.*	4,300	12,728
Acorda Therapeutics, Inc.*	1,731	23,005
Aduro Biotech, Inc.*	2,800	11,144
Adverum Biotechnologies, Inc.*	2,100	11,004
Agenus, Inc.*	3,200	9,504
AgeX Therapeutics, Inc.*	310	1,256
Albireo Pharma, Inc.*	300	9,663
Alder Biopharmaceuticals, Inc.*	1,900	25,935
Aldeyra Therapeutics, Inc.*	400	3,612
Allakos, Inc.*	500	20,250
Allogene Therapeutics, Inc.*	800	23,128
AMAG Pharmaceuticals, Inc.*	956	12,313
AnaptysBio, Inc.*	700	51,135
ANI Pharmaceuticals, Inc.*	300	21,162
Aptinyx, Inc.*	500	2,025
Arbutus Biopharma Corp.*	1,300	4,654
Arcus Biosciences, Inc.*	1,200	14,988
Ardelyx, Inc.*	1,400	3,920
Arena Pharmaceuticals, Inc.*	1,650	73,969
ArQule, Inc.*	3,300	15,807
Arrowhead Pharmaceuticals, Inc.*	3,300	60,555
Assembly Biosciences, Inc.*	700	13,783
Atara Biotherapeutics, Inc.*	1,400	55,650

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Biotechnology — (continued)
Athersys, Inc.*	3,600	$5,400
Audentes Therapeutics, Inc.*	1,200	46,824
AVEO Pharmaceuticals, Inc.*	3,900	3,198
Avid Bioservices, Inc.*	1,100	4,675
Avrobio, Inc.*	500	11,025
Bellicum Pharmaceuticals, Inc.*	900	3,033
BioCryst Pharmaceuticals, Inc.*	4,100	33,374
Biohaven Pharmaceutical Holding Co., Ltd.*	1,100	56,617
BioTime, Inc.*	3,100	4,061
Blueprint Medicines Corp.*	1,400	112,070
Calyxt, Inc.*	300	5,277
Cambrex Corp.*	1,167	45,338
CASI Pharmaceuticals, Inc.*	1,600	4,592
Cellular Biomedicine Group, Inc.*	600	10,380
ChromaDex Corp.*	2,100	8,799
Clearside Biomedical, Inc.*	1,300	1,794
Cohbar, Inc.*	1,100	3,586
Coherus Biosciences, Inc.*	1,900	25,916
Constellation Pharmaceuticals, Inc.*	700	9,485
Corvus Pharmaceuticals, Inc.*	700	2,814
Crinetics Pharmaceuticals, Inc.*	300	6,828
Cue Biopharma, Inc.*	700	5,411
Cymabay Therapeutics, Inc.*	1,800	23,904
Cytokinetics, Inc.*	1,400	11,326
CytomX Therapeutics, Inc.*	1,500	16,125
Deciphera Pharmaceuticals, Inc.*	300	6,963
Denali Therapeutics, Inc.*	1,700	39,474
Dermira, Inc.*	1,000	13,550
Dicerna Pharmaceuticals, Inc.*	1,700	24,905
Dynavax Technologies Corp.*	2,320	16,959
Editas Medicine, Inc.*	1,700	41,565
Eidos Therapeutics, Inc.*	400	9,380
Eloxx Pharmaceuticals, Inc.*	800	9,344
Emergent BioSolutions, Inc.*	1,558	78,710
Enzo Biochem, Inc.*	1,800	4,914
Epizyme, Inc.*	2,200	27,258
Evelo Biosciences, Inc.*	700	5,600
Fate Therapeutics, Inc.*	1,900	33,383
Five Prime Therapeutics, Inc.*	1,100	14,740
Fortress Biotech, Inc.*	500	890
Forty Seven, Inc.*	400	6,464
Geron Corp.*	6,550	10,873
GlycoMimetics, Inc.*	1,300	16,198
Gossamer Bio, Inc.*	400	8,668
Guardant Health, Inc.*	500	38,350
Halozyme Therapeutics, Inc.*	4,189	67,443
Harvard Bioscience, Inc.*	1,900	8,189
Helius Medical Technologies, Inc.*	800	5,328
Homology Medicines, Inc.*	500	13,865
Idera Pharmaceuticals, Inc.*	712	1,816
ImmunoGen, Inc.*	4,863	13,179
Immunomedics, Inc.*	5,136	98,663
Innovate Biopharmaceuticals, Inc.*	500	965
Innoviva, Inc.*	2,300	32,269
Inovio Pharmaceuticals, Inc.*	2,500	9,325
Insmed, Inc.*	2,600	75,582

	Number of Shares	Value

Biotechnology — (continued)
Intellia Therapeutics, Inc.*	1,300	$22,204
Intercept Pharmaceuticals, Inc.*	743	83,112
Intrexon Corp.*	2,700	14,202
Iovance Biotherapeutics, Inc.*	3,500	33,285
Karyopharm Therapeutics, Inc.*	1,900	11,096
Kezar Life Sciences, Inc.*	300	5,322
Kiniksa Pharmaceuticals Ltd., Class A*	300	5,418
Kura Oncology, Inc.*	800	13,272
Lexicon Pharmaceuticals, Inc.*	1,760	9,786
Ligand Pharmaceuticals, Inc.*	710	89,254
MacroGenics, Inc.*	1,300	23,374
Magenta Therapeutics, Inc.*	600	9,882
MeiraGTx Holdings PLC*	500	8,615
Momenta Pharmaceuticals, Inc.*	3,282	47,687
Myriad Genetics, Inc.*	2,300	76,360
NeoGenomics, Inc.*	2,800	57,288
NewLink Genetics Corp.*	700	1,351
Novavax, Inc.*	16,229	8,941
Omeros Corp.*	1,500	26,055
Organovo Holdings, Inc.*	4,900	4,861
Pacific Biosciences of California, Inc.*	4,600	33,258
Palatin Technologies, Inc.*	10,300	10,096
Paratek Pharmaceuticals, Inc.*	900	4,824
PDL BioPharma, Inc.*	4,517	16,803
Pfenex, Inc.*	500	3,090
Pieris Pharmaceuticals, Inc.*	1,300	4,355
PolarityTE, Inc.*	300	3,210
Prothena Corp. PLC*	1,400	16,982
PTC Therapeutics, Inc.*	1,800	67,752
Puma Biotechnology, Inc.*	900	34,911
REGENXBIO, Inc.*	1,100	63,041
Repligen Corp.*	1,300	76,804
Replimune Group, Inc.*	500	7,610
Retrophin, Inc.*	1,500	33,945
Rigel Pharmaceuticals, Inc.*	6,090	15,651
RTI Surgical Holdings, Inc.*	2,035	12,230
Rubius Therapeutics, Inc.*	1,300	23,530
Sangamo Therapeutics, Inc.*	3,103	29,603
Savara, Inc.*	1,000	7,370
Scholar Rock Holding Corp.*	300	5,637
Selecta Biosciences, Inc.*	300	711
Senseonics Holdings, Inc.*	2,500	6,125
Sienna Biopharmaceuticals, Inc.*	600	1,392
Solid Biosciences, Inc.*	400	3,680
Spark Therapeutics, Inc.*	1,100	125,268
Spectrum Pharmaceuticals, Inc.*	3,114	33,289
Stemline Therapeutics, Inc.*	1,000	12,850
Synlogic, Inc.*	600	4,554
Synthorx, Inc.*	300	6,111
The Medicines Co.*	2,292	64,061
Theravance Biopharma, Inc.*	1,500	34,005
Tocagen, Inc.*	1,000	10,870
Translate Bio, Inc.*	1,100	11,209
Ultragenyx Pharmaceutical, Inc.*	1,800	124,848
UNITY Biotechnology, Inc.*	900	7,299
Veracyte, Inc.*	1,100	27,522

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Biotechnology — (continued)
Verastem, Inc.*	2,000	$5,920
Vericel Corp.*	1,400	24,514
Viking Therapeutics, Inc.*	1,700	16,898
WaVe Life Sciences Ltd.*	700	27,195
Y-mAbs Therapeutics, Inc.*	100	2,621
ZIOPHARM Oncology, Inc.*	4,627	17,814

		3,449,871

Building Materials — 1.4%
AAON, Inc.	1,385	63,959
Apogee Enterprises, Inc.	843	31,604
Armstrong Flooring, Inc.*	500	6,800
Boise Cascade Co.	1,400	37,464
Builders FirstSource, Inc.*	3,573	47,664
Caesarstone Ltd.	1,000	15,610
Comfort Systems USA, Inc.	1,227	64,283
Continental Building Products, Inc.*	1,200	29,748
Forterra, Inc.*	900	3,798
Gibraltar Industries, Inc.*	1,001	40,651
Griffon Corp.	1,256	23,211
JELD-WEN Holding, Inc.*	2,300	40,618
Louisiana-Pacific Corp.	4,794	116,878
Masonite International Corp.*	900	44,901
NCI Building Systems, Inc.*	1,664	10,250
Patrick Industries, Inc.*	775	35,123
PGT Innovations, Inc.*	1,900	26,315
Quanex Building Products Corp.	1,025	16,287
Simpson Manufacturing Co., Inc.	1,385	82,089
Summit Materials, Inc., Class A*	3,805	60,385
Trex Co., Inc.*	2,024	124,516
Universal Forest Products, Inc.	2,049	61,245
US Concrete, Inc.*	600	24,852

		1,008,251

Chemicals — 1.9%
AdvanSix, Inc.*	1,000	28,570
AgroFresh Solutions, Inc.*	1,400	4,676
American Vanguard Corp.	1,078	18,563
Balchem Corp.	1,105	102,544
Codexis, Inc.*	1,700	34,901
CSW Industrials, Inc.*	500	28,645
Ferro Corp.*	2,838	53,723
GCP Applied Technologies, Inc.*	2,400	71,040
H.B. Fuller Co.	1,680	81,715
Hawkins, Inc.	249	9,171
Ingevity Corp.*	1,400	147,854
Innophos Holdings, Inc.	596	17,964
Innospec, Inc.	800	66,680
Intrepid Potash, Inc.*	3,700	14,023
Kraton Corp.*	1,041	33,499
Kronos Worldwide, Inc.	900	12,618
Landec Corp.*	718	8,817
Minerals Technologies, Inc.	1,228	72,194
Oil-Dri Corp of America	97	3,021
OMNOVA Solutions, Inc.*	1,268	8,901
PolyOne Corp.	2,755	80,749
PQ Group Holdings, Inc.*	1,100	16,687

	Number of Shares	Value

Chemicals — (continued)
Quaker Chemical Corp.	411	$82,336
Rayonier Advanced Materials, Inc.	1,900	25,764
Rogers Corp.*	624	99,141
Sensient Technologies Corp.	1,458	98,838
Stepan Co.	708	61,964
Tronox Holdings PLC, Class A	3,400	44,710
Univar, Inc.*	305	6,759

		1,336,067

Coal — 0.3%
Arch Coal, Inc., Class A	600	54,762
CONSOL Energy, Inc.*	900	30,798
Peabody Energy Corp.	2,700	76,491
SunCoke Energy, Inc.*	2,341	19,875
Warrior Met Coal, Inc.	1,400	42,560

		224,486

Commercial Services — 5.6%
Aaron’s, Inc.	2,400	126,240
ABM Industries, Inc.	2,239	81,388
Acacia Research Corp.*	1,880	6,129
Adtalem Global Education, Inc.*	2,000	92,640
Alarm.com Holdings, Inc.*	1,100	71,390
American Public Education, Inc.*	555	16,717
AMN Healthcare Services, Inc.*	1,609	75,768
Arlo Technologies, Inc.*	2,433	10,048
ASGN, Inc.*	1,752	111,234
Avalara, Inc.*	900	50,211
Avis Budget Group, Inc.*	2,200	76,692
B. Riley Financial, Inc.	500	8,345
Barrett Business Services, Inc.	242	18,714
BG Staffing, Inc.	400	8,736
BrightView Holdings, Inc.*	900	12,960
Cardtronics PLC, Class A*	1,363	48,496
Care.com, Inc.*	500	9,880
Career Education Corp.*	2,300	37,996
Carriage Services, Inc.	600	11,550
CBIZ, Inc.*	1,740	35,218
Chegg, Inc.*	3,700	141,044
CorVel Corp.*	262	17,093
CRA International, Inc.	274	13,848
Cross Country Healthcare, Inc.*	1,084	7,621
Deluxe Corp.	1,607	70,258
Emerald Expositions Events, Inc.	1,100	13,970
Ennis, Inc.	858	17,812
Everi Holdings, Inc.*	2,500	26,300
EVERTEC, Inc.	2,039	56,705
Evo Payments, Inc., Class A*	700	20,335
ExlService Holdings, Inc.*	1,100	66,022
Forrester Research, Inc.	375	18,131
Franklin Covey Co.*	197	4,984
FTI Consulting, Inc.*	1,256	96,486
Great Lakes Dredge & Dock Corp.*	1,951	17,383
Green Dot Corp., Class A*	1,642	99,587
Healthcare Services Group, Inc.	2,480	81,815
HealthEquity, Inc.*	1,800	133,164
Heidrick & Struggles International, Inc.	669	25,643

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Commercial Services — (continued)
Herc Holdings, Inc.*	900	$35,082
Hertz Global Holdings, Inc.*	1,700	29,529
HMS Holdings Corp.*	2,815	83,352
Huron Consulting Group, Inc.*	728	34,376
I3 Verticals, Inc., Class A*	400	9,608
ICF International, Inc.	648	49,300
Information Services Group, Inc.*	1,600	5,968
Insperity, Inc.	1,248	154,328
James River Group Holdings Ltd.	900	36,072
K12, Inc.*	1,252	42,731
Kelly Services, Inc., Class A	1,014	22,369
Kforce, Inc.	686	24,092
Korn/Ferry International	1,890	84,634
Laureate Education, Inc., Class A*	3,200	47,904
LendingTree, Inc.*	261	91,757
LiveRamp Holdings, Inc.*	2,267	123,710
LSC Communications, Inc.	1,300	8,489
Matthews International Corp., Class A	1,005	37,135
MAXIMUS, Inc.	2,188	155,304
McGrath RentCorp	853	48,254
Medifast, Inc.	331	42,219
MoneyGram International, Inc.*	1,078	2,199
Monro Inc	1,037	89,721
Multi-Color Corp.	467	23,299
National Research Corp.	387	14,938
Navigant Consulting, Inc.	1,584	30,840
Paylocity Holding Corp.*	1,000	89,190
PFSweb, Inc.*	800	4,168
PRGX Global, Inc.*	1,100	8,712
Quad/Graphics, Inc.	1,300	15,470
Rent-A-Center, Inc.*	1,653	34,498
Resources Connection, Inc.	922	15,250
RR Donnelley & Sons Co.	2,700	12,744
SEACOR Marine Holdings, Inc.*	603	8,026
ServiceSource International, Inc.*	2,400	2,211
Sotheby’s*	1,041	39,298
SP Plus Corp.*	693	23,645
Strategic Education, Inc.	711	93,361
Team, Inc.*	1,183	20,702
The Brink’s Co.	1,710	128,951
The Hackett Group, Inc.	716	11,313
The Providence Service Corp.*	400	26,648
Travelport Worldwide Ltd.	4,200	66,066
TriNet Group, Inc.*	1,500	89,610
TrueBlue, Inc.*	1,376	32,529
Vectrus, Inc.*	300	7,977
Viad Corp.	671	37,771
Weight Watchers International, Inc.*	1,200	24,180
Willdan Group, Inc.*	300	11,121

		3,969,204

Computers — 2.4%
3D Systems Corp.*	3,600	38,736
A10 Networks, Inc.*	2,000	14,180
Agilysys, Inc.*	676	14,311
CACI International, Inc., Class A*	850	154,717
Carbon Black, Inc.*	1,400	19,530

	Number of Shares	Value

Computers — (continued)
Carbonite, Inc.*	1,100	$27,291
Cray, Inc.*	1,299	33,839
Diebold Nixdorf, Inc.*	2,900	32,103
Digimarc Corp.*	300	9,414
DMC Global, Inc.	500	24,820
Electronics For Imaging, Inc.*	1,424	38,306
ForeScout Technologies, Inc.*	1,100	46,101
Immersion Corp.*	842	7,098
Insight Enterprises, Inc.*	1,143	62,934
LivePerson, Inc.*	2,025	58,765
Lumentum Holdings, Inc.*	2,613	147,739
Maxwell Technologies, Inc.*	1,500	6,705
Mercury Systems, Inc.*	1,636	104,835
Mitek Systems, Inc.*	1,400	17,136
MTS Systems Corp.	660	35,944
NetScout Systems, Inc.*	2,565	71,999
OneSpan, Inc.*	1,028	19,758
PAR Technology Corp.*	300	7,338
Perspecta, Inc.	4,800	97,056
PlayAGS, Inc.*	800	19,144
Presidio, Inc.	1,400	20,720
Qualys, Inc.*	1,100	91,014
Science Applications International Corp.	1,715	131,969
Stratasys Ltd.*	1,800	42,876
Sykes Enterprises, Inc.*	1,336	37,782
Tenable Holdings, Inc.*	1,100	34,826
The KeyW Holding Corp.*	1,300	11,206
TTEC Holdings, Inc.	507	18,369
Unisys Corp.*	1,624	18,952
USA Technologies, Inc.*	1,800	7,470
Varonis Systems, Inc.*	1,000	59,630
Virtusa Corp.*	989	52,862
Vocera Communications, Inc.*	1,100	34,793
Vuzix Corp.*	1,300	3,978

		1,676,246

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.*	1,800	79,002
elf Beauty, Inc.*	800	8,480
Inter Parfums, Inc.	624	47,343
Revlon, Inc., Class A*	270	5,232

		140,057

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc.*	2,281	73,357
BlueLinx Holdings, Inc.*	300	7,992
Castle Brands, Inc.*	5,500	3,831
Core-Mark Holding Co., Inc.	1,564	58,071
EVI Industries, Inc.	200	7,626
Fossil Group, Inc.*	1,700	23,324
H&E Equipment Services, Inc.	1,159	29,103
Owens & Minor, Inc.	2,276	9,332
ScanSource, Inc.*	881	31,557
SiteOne Landscape Supply, Inc.*	1,400	80,010
Titan Machinery, Inc.*	523	8,138
Triton International Ltd.	1,693	52,652

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Distribution & Wholesale — (continued)
Veritiv Corp.*	500	$13,160

		398,153

Diversified Financial Services — 1.9%
Aircastle Ltd.	1,976	39,994
Altisource Portfolio Solutions SA*	300	7,101
Artisan Partners Asset Management, Inc., Class A	1,700	42,789
BrightSphere Investment Group PLC	2,500	33,900
Cohen & Steers, Inc.	817	34,535
Cowen, Inc.*	947	13,722
Curo Group Holdings Corp.*	400	4,012
Diamond Hill Investment Group, Inc.	107	14,980
Elevate Credit, Inc.*	1,100	4,774
Ellie Mae, Inc.*	1,200	118,428
Encore Capital Group, Inc.*	997	27,148
Enova International, Inc.*	1,229	28,046
Federal Agricultural Mortgage Corp., Class C	300	21,729
Federated Investors, Inc., Class B	3,300	96,723
Focus Financial Partners, Inc., Class A*	800	28,512
GAIN Capital Holdings, Inc.	800	5,024
GAMCO Investors, Inc., Class A	215	4,407
Granite Point Mortgage Trust, Inc.	1,600	29,712
Greenhill & Co., Inc.	500	10,755
Hamilton Lane, Inc., Class A	500	21,790
Houlihan Lokey, Inc.	1,100	50,435
Impac Mortgage Holdings, Inc.*	500	1,960
INTL. FCStone, Inc.*	593	22,985
Ladenburg Thalmann Financial Services, Inc.	4,000	11,320
LendingClub Corp.*	9,900	30,591
Marlin Business Services Corp.	200	4,300
Moelis & Co., Class A	1,500	62,415
Mr. Cooper Group, Inc.*	2,792	26,775
Nelnet, Inc., Class A	599	32,987
Ocwen Financial Corp.*	3,800	6,916
On Deck Capital, Inc.*	2,200	11,924
Oppenheimer Holdings, Inc., Class A	238	6,193
PennyMac Financial Services, Inc.	600	13,344
Piper Jaffray Cos.	487	35,468
PJT Partners, Inc., Class A	700	29,260
PRA Group, Inc.*	1,448	38,821
Pzena Investment Management, Inc., Class A	830	6,715
R1 RCM, Inc.*	3,200	30,944
Regional Management Corp.*	300	7,326
Stifel Financial Corp.	2,406	126,940
Teton Advisors, Inc., Class A	2	98
Virtus Investment Partners, Inc.	240	23,412
Waddell & Reed Financial, Inc., Class A	2,400	41,496
WageWorks, Inc.*	1,300	49,088
Westwood Holdings Group, Inc.	311	10,969
WisdomTree Investments, Inc.	4,400	31,064
World Acceptance Corp.*	162	18,975

		1,320,802

	Number of Shares	Value

Electric — 1.9%
ALLETE, Inc.	1,751	$143,985
Ameresco, Inc., Class A*	600	9,708
Atlantic Power Corp.*	4,127	10,400
Avista Corp.	2,239	90,948
Black Hills Corp.	1,848	136,881
Clearway Energy, Inc., Class A	1,100	15,994
Clearway Energy, Inc., Class C	2,400	36,264
El Paso Electric Co.	1,377	80,995
IDACORP, Inc.	1,701	169,318
MGE Energy, Inc.	1,142	77,622
NorthWestern Corp.	1,680	118,289
Ormat Technologies, Inc.	1,300	71,695
Otter Tail Corp.	1,292	64,367
PNM Resources, Inc.	2,710	128,291
Portland General Electric Co.	3,056	158,423
Spark Energy, Inc., Class A	400	3,564
Unitil Corp.	463	25,081

		1,341,825

Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc.*	1,293	64,236
Belden, Inc.	1,355	72,763
Encore Wire Corp.	671	38,395
Energous Corp.*	700	4,438
EnerSys	1,423	92,723
Generac Holdings, Inc.*	2,049	104,970
Graham Corp.	466	9,148
Insteel Industries, Inc.	691	14,456
nLight, Inc.*	900	20,052
Novanta, Inc.*	1,100	93,203
Powell Industries, Inc.	229	6,080
SunPower Corp.*	2,300	14,973
Vicor Corp.*	622	19,294

		554,731

Electronics — 2.0%
Allied Motion Technologies, Inc.	200	6,876
Applied Optoelectronics, Inc.*	700	8,540
AVX Corp.	1,600	27,744
Badger Meter, Inc.	918	51,078
Bel Fuse, Inc., Class B	269	6,800
Benchmark Electronics, Inc.	1,413	37,091
Brady Corp., Class A	1,657	76,901
Control4 Corp.*	1,000	16,930
ESCO Technologies, Inc.	834	55,903
FARO Technologies, Inc.*	620	27,224
Fitbit, Inc., Class A*	7,100	42,032
Fluidigm Corp.*	1,100	14,619
GoPro, Inc., Class A*	3,700	24,050
II-VI, Inc.*	2,156	80,290
IMAX Corp.*	1,800	40,824
IntriCon Corp.*	200	5,016
Iteris, Inc.*	1,200	5,004
Itron, Inc.*	1,100	51,315
KEMET Corp.	1,900	32,243
Kimball Electronics, Inc.*	933	14,452
Mesa Laboratories, Inc.	102	23,511

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Electronics — (continued)
Methode Electronics, Inc.	1,160	$33,385
Napco Security Technologies, Inc.*	300	6,222
NVE Corp.	109	10,670
OSI Systems, Inc.*	557	48,793
Park Electrochemical Corp.	833	13,078
Plexus Corp.*	1,003	61,133
Sanmina Corp.*	2,326	67,105
ShotSpotter, Inc.*	300	11,580
Stoneridge, Inc.*	873	25,195
Tech Data Corp.*	1,271	130,163
TTM Technologies, Inc.*	3,129	36,703
Turtle Beach Corp.*	400	4,544
Vishay Intertechnology, Inc.	4,500	83,115
Vishay Precision Group, Inc.*	300	10,263
Watts Water Technologies, Inc., Class A	917	74,112
Woodward, Inc.	1,801	170,897
ZAGG, Inc.*	900	8,163

		1,443,564

Energy-Alternate Sources — 0.4%
Clean Energy Fuels Corp.*	4,200	12,978
Enphase Energy, Inc.*	3,300	30,459
FutureFuel Corp.	1,100	14,740
Green Plains, Inc.	1,467	24,470
Pattern Energy Group, Inc., Class A	2,700	59,400
Plug Power, Inc.*	6,800	16,320
Renewable Energy Group, Inc.*	1,400	30,744
REX American Resources Corp.*	192	15,477
Sunrun, Inc.*	3,100	43,586
TerraForm Power, Inc., Class A	2,279	31,313
TPI Composites, Inc.*	600	17,172
Vivint Solar, Inc.*	800	3,976

		300,635

Engineering & Construction — 1.1%
Aegion Corp.*	1,255	22,050
Argan, Inc.	536	26,773
Dycom Industries, Inc.*	1,053	48,375
EMCOR Group, Inc.	1,963	143,456
Exponent, Inc.	1,780	102,742
Granite Construction, Inc.	1,533	66,149
IES Holdings, Inc.*	400	7,108
Infrastructure and Energy Alternatives, Inc.*	900	4,716
KBR, Inc.	4,800	91,632
MasTec, Inc.*	2,164	104,088
Mistras Group, Inc.*	800	11,048
MYR Group, Inc.*	483	16,726
NV5 Global, Inc.*	300	17,808
Orion Group Holdings, Inc.*	1,137	3,320
Sterling Construction Co.*	1,000	12,520
TopBuild Corp.*	1,200	77,784
Tutor Perini Corp.*	1,397	23,917
VSE Corp.	308	9,727
WillScot Corp.*	1,200	13,308

		803,247

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A	1,655	24,577

	Number of Shares	Value

Entertainment — (continued)
Churchill Downs, Inc.	1,202	$108,492
Eldorado Resorts, Inc.*	2,200	102,718
Eros International PLC*	1,200	10,968
Golden Entertainment, Inc.*	800	11,328
International Speedway Corp., Class A	858	37,435
Marriott Vacations Worldwide Corp.	1,279	119,586
National CineMedia, Inc.	2,374	16,737
Penn National Gaming, Inc.*	3,732	75,013
RCI Hospitality Holdings, Inc.	400	9,188
Reading International, Inc., Class A*	700	11,172
Red Rock Resorts, Inc., Class A	2,300	59,455
Scientific Games Corp.*	1,900	38,798
SeaWorld Entertainment, Inc.*	1,800	46,368
Speedway Motorsports, Inc.	316	4,573

		676,408

Environmental Control — 0.8%
Advanced Disposal Services, Inc.*	2,400	67,200
Advanced Emissions Solutions, Inc.	800	9,248
AquaVenture Holdings Ltd.*	400	7,740
Casella Waste Systems, Inc., Class A*	1,500	53,340
CECO Environmental Corp.*	1,309	9,425
Covanta Holding Corp.	4,000	69,240
Energy Recovery, Inc.*	1,500	13,095
Evoqua Water Technologies Corp.*	2,300	28,934
Heritage-Crystal Clean, Inc.*	600	16,470
MSA Safety, Inc.	1,121	115,911
Pure Cycle Corp.*	900	8,874
Tetra Tech, Inc.	1,864	111,076
U.S. Ecology, Inc.	742	41,537

		552,090

Food — 1.3%
B&G Foods, Inc.	2,172	53,040
Cal-Maine Foods, Inc.	1,046	46,683
Calavo Growers, Inc.	551	46,201
Darling Ingredients, Inc.*	5,567	120,526
Dean Foods Co.	3,700	11,211
Fresh Del Monte Produce, Inc.	1,016	27,462
Hostess Brands, Inc.*	3,300	41,250
Ingles Markets, Inc., Class A	404	11,158
J&J Snack Foods Corp.	509	80,850
John B Sanfilippo & Son, Inc.	300	21,561
Lancaster Colony Corp.	642	100,595
Performance Food Group Co.*	3,500	138,740
Sanderson Farms, Inc.	672	88,597
Seneca Foods Corp., Class A*	211	5,191
Smart & Final Stores, Inc.*	1,100	5,434
SpartanNash Co.	1,130	17,933
The Chefs’ Warehouse, Inc.*	750	23,288
The Simply Good Foods Co.*	1,900	39,121
Tootsie Roll Industries, Inc.	519	19,328
United Natural Foods, Inc.*	1,900	25,118
Village Super Market, Inc., Class A	268	7,324
Weis Markets, Inc.	366	14,936

		945,547

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	678	$13,207
Neenah, Inc.	574	36,943
P.H. Glatfelter Co.	1,659	23,425
Schweitzer-Mauduit International, Inc.	976	37,791
Verso Corp., Class A*	1,300	27,846

		139,212

Gas — 1.1%
Chesapeake Utilities Corp.	535	48,797
New Jersey Resources Corp.	2,964	147,578
Northwest Natural Holding Co.	950	62,349
ONE Gas, Inc.	1,800	160,254
RGC Resources, Inc.	200	5,302
South Jersey Industries, Inc.	3,180	101,983
Southwest Gas Holdings, Inc.	1,786	146,916
Spire, Inc.	1,656	136,272

		809,451

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,570	80,211
Kennametal, Inc.	2,800	102,900
Milacron Holdings Corp.*	2,500	28,300

		211,411

Healthcare Products — 3.8%
Accelerate Diagnostics, Inc.*	951	19,990
Accuray, Inc.*	2,738	13,060
AngioDynamics, Inc.*	1,158	26,472
AtriCure, Inc.*	1,200	32,148
Atrion Corp.	45	39,541
Avanos Medical, Inc.*	1,600	68,288
Axogen, Inc.*	1,200	25,272
Axonics Modulation Technologies, Inc.*	100	2,395
BioTelemetry, Inc.*	1,100	68,882
Cardiovascular Systems, Inc.*	1,100	42,526
CareDx, Inc.*	1,200	37,824
Celcuity, Inc.*	300	6,573
Cerus Corp.*	5,000	31,150
CONMED Corp.	803	66,794
CryoLife, Inc.*	1,199	34,975
Cutera, Inc.*	500	8,830
CytoSorbents Corp.*	1,100	8,327
Endologix, Inc.*	320	2,115
FONAR Corp.*	200	4,094
GenMark Diagnostics, Inc.*	1,700	12,053
Genomic Health, Inc.*	709	49,665
Glaukos Corp.*	1,100	86,207
Globus Medical, Inc., Class A*	2,500	123,525
Haemonetics Corp.*	1,746	152,740
Inogen, Inc.*	600	57,222
Inspire Medical Systems, Inc.*	500	28,390
Integer Holdings Corp.*	1,093	82,434
Intersect ENT, Inc.*	1,100	35,365
Invacare Corp.	1,190	9,960
iRhythm Technologies, Inc.*	800	59,968
Lantheus Holdings, Inc.*	1,200	29,376
LeMaitre Vascular, Inc.	500	15,500
LivaNova PLC*	1,600	155,600

	Number of Shares	Value

Healthcare Products — (continued)
Luminex Corp.	1,353	$31,133
Meridian Bioscience, Inc.	1,360	23,950
Merit Medical Systems, Inc.*	1,775	109,748
NanoString Technologies, Inc.*	800	19,144
Natus Medical, Inc.*	975	24,745
Nevro Corp.*	1,000	62,510
Novocure Ltd.*	2,500	120,425
NuVasive, Inc.*	1,706	96,884
Nuvectra Corp.*	500	5,505
Ocular Therapeutix, Inc.*	700	2,779
OPKO Health, Inc.*	9,801	25,581
OraSure Technologies, Inc.*	2,201	24,541
Orthofix Medical, Inc.*	571	32,210
OrthoPediatrics Corp.*	200	8,846
Oxford Immunotec Global PLC*	1,000	17,230
Patterson Cos., Inc.	2,800	61,180
Pulse Biosciences, Inc.*	400	7,036
Quanterix Corp.*	400	10,332
Quidel Corp.*	1,151	75,356
Rockwell Medical, Inc.*	1,800	10,242
SeaSpine Holdings Corp.*	600	9,048
Sientra, Inc.*	1,000	8,580
STAAR Surgical Co.*	1,500	51,285
Surmodics, Inc.*	473	20,566
T2 Biosystems, Inc.*	1,000	2,630
Tactile Systems Technology, Inc.*	600	31,632
Tandem Diabetes Care, Inc.*	1,700	107,950
TransEnterix, Inc.*	6,000	14,280
Utah Medical Products, Inc.	100	8,825
Varex Imaging Corp.*	1,300	44,044
ViewRay, Inc.*	2,200	16,258
Wright Medical Group N.V.*	4,204	132,216

		2,653,952

Healthcare Services — 1.6%
AAC Holdings, Inc.*	200	368
Addus HomeCare Corp.*	300	19,077
Amedisys, Inc.*	906	111,673
American Renal Associates Holdings, Inc.*	400	2,456
Apollo Medical Holdings, Inc.*	100	1,832
Brookdale Senior Living, Inc.*	6,200	40,796
Capital Senior Living Corp.*	1,036	4,134
Community Health Systems, Inc.*	3,600	13,428
Evolus, Inc.*	300	6,771
Genesis Healthcare, Inc.*	1,861	2,680
Invitae Corp.*	2,400	56,208
LHC Group, Inc.*	1,018	112,855
Magellan Health, Inc.*	841	55,439
Medpace Holdings, Inc.*	700	41,279
Natera, Inc.*	1,200	24,744
National HealthCare Corp.	406	30,807
Neuronetics, Inc.*	400	6,100
RadNet, Inc.*	1,500	18,585
Select Medical Holdings Corp.*	3,600	50,724
SI-BONE, Inc.*	400	7,536
Surgery Partners, Inc.*	700	7,896
Syneos Health, Inc.*	2,100	108,696

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Healthcare Services — (continued)
Teladoc Health, Inc.*	2,300	$127,880
Tenet Healthcare Corp.*	2,800	80,752
The Ensign Group, Inc.	1,680	85,999
Tivity Health, Inc.*	1,689	29,659
Triple-S Management Corp., Class B*	591	13,487
U.S. Physical Therapy, Inc.	391	41,067

		1,102,928

Holding Companies — 0.1%
National Bank Holdings Corp., Class A	1,000	33,260
Tiptree, Inc.	1,100	6,963

		40,223

Home Builders — 0.8%
Beazer Homes USA, Inc.*	924	10,635
Cavco Industries, Inc.*	301	35,377
Century Communities, Inc.*	800	19,176
Foundation Building Materials, Inc.*	500	4,920
Green Brick Partners, Inc.*	1,100	9,625
Hovnanian Enterprises, Inc., Class A*	192	2,106
Installed Building Products, Inc.*	800	38,800
KB Home	2,900	70,093
LGI Homes, Inc.*	600	36,144
M/I Homes, Inc.*	836	22,255
MDC Holdings, Inc.	1,637	47,571
Meritage Homes Corp.*	1,290	57,676
Skyline Corp.	1,100	20,900
Tailored Brands, Inc.	1,956	15,335
Taylor Morrison Home Corp., Class A*	3,900	69,225
The New Home Co., Inc.*	600	2,856
TRI Pointe Group, Inc.*	4,800	60,672
William Lyon Homes, Class A*	1,000	15,370
Winnebago Industries, Inc.	1,122	34,950

		573,686

Home Furnishings — 0.6%
American Woodmark Corp.*	469	38,754
Bassett Furniture Industries, Inc.	300	4,923
Daktronics, Inc.	1,209	9,007
Ethan Allen Interiors, Inc.	628	12,014
Flexsteel Industries, Inc.	200	4,638
Hamilton Beach Brands Holding Co., Class A	144	3,090
Hooker Furniture Corp.	500	14,415
iRobot Corp.*	919	108,157
Kimball International, Inc., Class B	1,244	17,590
La-Z-Boy, Inc.	1,562	51,530
Roku, Inc.*	1,500	96,765
Sleep Number Corp.*	1,172	55,084
Sonos, Inc.*	800	8,232
Universal Electronics, Inc.*	400	14,860

		439,059

Household Products & Wares — 0.4%
ACCO Brands Corp.	3,393	29,044
Central Garden & Pet Co.*	300	7,668
Central Garden & Pet Co., Class A*	1,402	32,596
Helen of Troy Ltd.*	895	103,784

	Number of Shares	Value

Household Products & Wares — (continued)
Tupperware Brands Corp.	1,600	$40,928
WD-40 Co.	463	78,451

		292,471

Housewares — 0.0%
Lifetime Brands, Inc.	400	3,780

Insurance — 3.4%
Ambac Financial Group, Inc.*	1,700	30,804
American Equity Investment Life Holding Co.	3,076	83,114
AMERISAFE, Inc.	608	36,115
Argo Group International Holdings Ltd.	1,132	79,987
Citizens, Inc.*	1,466	9,778
CNO Financial Group, Inc.	5,593	90,495
Crawford & Co., Class B	638	5,825
Donegal Group, Inc., Class A	283	3,806
eHealth, Inc.*	720	44,885
EMC Insurance Group, Inc.	250	7,970
Employers Holdings, Inc.	1,082	43,399
Enstar Group Ltd.*	407	70,818
Essent Group Ltd.*	3,300	143,385
FBL Financial Group, Inc., Class A	327	20,509
FedNat Holding Co.	500	8,020
FGL Holdings	4,600	36,202
Genworth Financial, Inc., Class A*	17,000	65,110
Global Indemnity Ltd.	383	11,636
Goosehead Insurance, Inc., Class A	400	11,152
Greenlight Capital Re Ltd., Class A*	1,128	12,261
Hallmark Financial Services, Inc.*	255	2,652
HCI Group, Inc.	300	12,819
Health Insurance Innovations, Inc., Class A*	400	10,728
Heritage Insurance Holdings, Inc.	800	11,680
Hilltop Holdings, Inc.	2,383	43,490
Horace Mann Educators Corp.	1,480	52,111
Independence Holding Co.	100	3,525
Investors Title Co.	39	6,158
Kemper Corp.	1,817	138,346
Kingstone Cos., Inc.	500	7,370
Kinsale Capital Group, Inc.	700	47,999
Maiden Holdings Ltd.	2,768	2,056
MBIA, Inc.*	3,300	31,416
MGIC Investment Corp.*	12,127	159,955
National General Holdings Corp.	2,200	52,206
National Western Life Group, Inc., Class A	74	19,423
NI Holdings, Inc.*	200	3,200
NMI Holdings, Inc., Class A*	2,100	54,327
Primerica, Inc.	1,477	180,416
ProAssurance Corp.	1,800	62,298
Protective Insurance Corp., Class B	325	6,019
Radian Group, Inc.	7,403	153,538
RLI Corp.	1,322	94,853
Safety Insurance Group, Inc.	482	42,001
Selective Insurance Group, Inc.	1,975	124,978
State Auto Financial Corp.	476	15,670
Stewart Information Services Corp.	808	34,494
The Navigators Group, Inc.	690	48,210

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Insurance — (continued)
Third Point Reinsurance Ltd.*	2,400	$24,912
Trupanion, Inc.*	900	29,466
United Fire Group, Inc.	680	29,723
United Insurance Holdings Corp.	800	12,720
Universal Insurance Holdings, Inc.	1,051	32,581

		2,366,611

Internet — 2.9%
1-800-Flowers.com, Inc., Class A*	1,037	18,904
Anaplan, Inc.*	500	19,680
Blucora, Inc.*	1,596	53,274
Boingo Wireless, Inc.*	1,400	32,592
Box, Inc., Class A*	4,300	83,033
Brightcove, Inc.*	1,200	10,092
Cargurus, Inc.*	1,700	68,102
Cars.com, Inc.*	2,300	52,440
Carvana Co.*	1,100	63,866
ChannelAdvisor Corp.*	900	10,962
Cogent Communications Holdings, Inc.	1,419	76,981
eGain Corp.*	900	9,405
Endurance International Group Holdings, Inc.*	2,700	19,575
ePlus, Inc.*	490	43,385
Etsy, Inc.*	4,000	268,880
Groupon, Inc.*	15,000	53,250
HealthStream, Inc.*	900	25,254
Internap Corp.*	775	3,844
Leaf Group Ltd.*	900	7,218
Liberty Expedia Holdings, Inc., Class A*	1,800	77,040
Limelight Networks, Inc.*	3,372	10,892
Liquidity Services, Inc.*	1,035	7,980
LiveXLive Media, Inc.*	1,500	8,070
New Media Investment Group, Inc.	2,300	24,150
NIC, Inc.	2,129	36,385
Overstock.com, Inc.*	871	14,476
Perficient, Inc.*	945	25,884
Q2 Holdings, Inc.*	1,300	90,038
QuinStreet, Inc.*	1,315	17,608
Quotient Technology, Inc.*	2,700	26,649
Rapid7, Inc.*	1,200	60,732
Safeguard Scientifics, Inc.*	850	9,222
Shutterfly, Inc.*	1,090	44,298
Shutterstock, Inc.	600	27,978
Stamps.com, Inc.*	562	45,752
TechTarget, Inc.*	900	14,643
The Meet Group, Inc.*	2,900	14,587
The Trade Desk, Inc., Class A*	1,142	226,059
TrueCar, Inc.*	3,500	23,240
Tucows, Inc., Class A*	300	24,354
Upwork, Inc.*	600	11,484
VirnetX Holding Corp.*	1,583	10,020
Yelp, Inc.*	2,800	96,600
Zix Corp.*	1,848	12,714
Zscaler, Inc.*	2,100	148,953

		2,030,545

	Number of Shares	Value

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	$7,164
Cannae Holdings, Inc.*	2,300	55,798
Columbia Financial, Inc.*	1,900	29,773

		92,735

Iron & Steel — 0.6%
AK Steel Holding Corp.*	9,700	26,675
Allegheny Technologies, Inc.*	4,300	109,951
Carpenter Technology Corp.	1,600	73,360
Cleveland-Cliffs, Inc.	10,000	99,900
Commercial Metals Co.	3,900	66,612
Ryerson Holding Corp.*	800	6,848
Schnitzer Steel Industries, Inc., Class A	900	21,600
TimkenSteel Corp.*	1,400	15,204
Universal Stainless & Alloy Products, Inc.*	400	6,628

		426,778

Leisure Time — 0.9%
Acushnet Holdings Corp.	1,100	25,454
Callaway Golf Co.	3,146	50,116
Camping World Holdings, Inc., Class A	1,200	16,692
Clarus Corp.	700	8,967
Drive Shack, Inc.*	2,400	10,776
Escalade, Inc.	600	6,702
Fox Factory Holding Corp.*	1,200	83,868
Johnson Outdoors, Inc., Class A	200	14,272
LCI Industries	791	60,765
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	34,056
Lindblad Expeditions Holdings, Inc.*	700	10,675
Malibu Boats, Inc., Class A*	600	23,748
Marine Products Corp.	88	1,185
MasterCraft Boat Holdings, Inc.*	500	11,285
Nautilus, Inc.*	1,300	7,228
Planet Fitness, Inc., Class A*	3,000	206,160
Town Sports International Holdings, Inc.*	800	3,808
Vista Outdoor, Inc.*	2,200	17,622
YETI Holdings, Inc.*	500	15,125

		608,504

Lodging — 0.3%
BBX Capital Corp.	2,500	14,800
Belmond Ltd., Class A*	3,045	75,912
Bluegreen Vacations Corp.	400	5,944
Boyd Gaming Corp.	2,766	75,678
Century Casinos, Inc.*	1,100	9,966
Monarch Casino & Resort, Inc.*	285	12,517
Red Lion Hotels Corp.*	800	6,464
The Marcus Corp.	633	25,351

		226,632

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	798	30,132
Babcock & Wilcox Enterprises, Inc.*	1,220	502
Hyster-Yale Materials Handling, Inc.	344	21,452

		52,086

Machinery - Diversified — 0.9%
Alamo Group, Inc.	317	31,681

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Machinery - Diversified — (continued)
Albany International Corp., Class A	932	$66,722
Applied Industrial Technologies, Inc.	1,282	76,241
Briggs & Stratton Corp.	1,636	19,354
Cactus, Inc., Class A*	1,200	42,720
Chart Industries, Inc.*	1,077	97,490
Columbus McKinnon Corp.	685	23,530
DXP Enterprises, Inc.*	522	20,316
Gencor Industries, Inc.*	500	6,180
Hurco Cos., Inc.	200	8,066
Ichor Holdings Ltd.*	800	18,064
Kadant, Inc.	399	35,096
Lindsay Corp.	355	34,360
Manitex International, Inc.*	800	6,120
NACCO Industries, Inc., Class A	122	4,663
SPX FLOW, Inc.*	1,500	47,850
Tennant Co.	636	39,489
The Gorman-Rupp Co.	551	18,701
The Manitowoc Co., Inc.*	1,325	21,743
Twin Disc, Inc.*	400	6,660

		625,046

Media — 1.5%
Central European Media Enterprises Ltd., Class A*	3,100	12,338
Daily Journal Corp.*	41	8,778
Entercom Communications Corp., Class A	4,800	25,200
Entravision Communications Corp., Class A	2,800	9,072
Gannett Co., Inc.	3,600	37,944
Gray Television, Inc.*	2,700	57,672
Hemisphere Media Group, Inc.*	400	5,640
Houghton Mifflin Harcourt Co.*	3,900	28,353
Liberty Media Corp.-Liberty Braves, Class A*	300	8,382
Liberty Media Corp.-Liberty Braves, Class C*	1,300	36,101
Meredith Corp.	1,300	71,838
MSG Networks, Inc., Class A*	2,000	43,500
Nexstar Media Group, Inc., Class A	1,449	157,028
Saga Communications, Inc., Class A	133	4,414
Scholastic Corp.	956	38,011
Sinclair Broadcast Group, Inc., Class A	2,317	89,158
TEGNA, Inc.	7,400	104,340
The E.W. Scripps Co., Class A	1,429	30,009
The New York Times Co., Class A	4,521	148,515
TiVo Corp.	4,023	37,494
Tribune Publishing Co.*	700	8,253
WideOpenWest, Inc.*	800	7,280
World Wrestling Entertainment, Inc., Class A	1,414	122,707

		1,092,027

Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,100	28,347
Atkore International Group, Inc.*	1,300	27,989
CIRCOR International, Inc.*	635	20,701
Global Brass & Copper Holdings, Inc.	700	24,108
Haynes International, Inc.	364	11,950

	Number of Shares	Value

Metal Fabricate/Hardware — (continued)
L.B. Foster Co., Class A*	500	$9,410
Lawson Products, Inc.*	200	6,272
Mueller Industries, Inc.	1,888	59,170
Mueller Water Products, Inc., Class A	5,192	52,128
NN, Inc.	1,600	11,984
Northwest Pipe Co.*	300	7,200
Olympic Steel, Inc.	231	3,666
Omega Flex, Inc.	59	4,472
RBC Bearings, Inc.*	814	103,516
Rexnord Corp.*	3,600	90,504
Sun Hydraulics Corp.	959	44,603
The Eastern Co.	300	8,256
TriMas Corp.*	1,495	45,194
Worthington Industries, Inc.	1,384	51,651

		611,121

Mining — 0.5%
Century Aluminum Co.*	1,754	15,576
Coeur Mining, Inc.*	6,928	28,266
Compass Minerals International, Inc.	1,100	59,807
Covia Holdings, Corp.*	1,220	6,820
Energy Fuels, Inc.*	2,800	9,324
Ferroglobe Representation & Warranty Insurance Trust Units*	2,414	0
Gold Resource Corp.	2,400	9,432
Hecla Mining Co.	15,191	34,939
Kaiser Aluminum Corp.	516	54,041
Livent Corp.*	5,000	61,400
Materion Corp.	657	37,488
Ring Energy, Inc.*	2,400	14,088
Smart Sand, Inc.*	700	3,115
United States Lime & Minerals, Inc.	29	2,236
Uranium Energy Corp.*	5,300	7,420
US Silica Holdings, Inc.	2,600	45,136

		389,088

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	2,006	48,886
American Outdoor Brands Corp.*	2,179	20,352
AZZ, Inc.	776	31,762
Barnes Group, Inc.	1,665	85,598
Chase Corp.	200	18,508
EnPro Industries, Inc.	717	46,211
Fabrinet*	1,200	62,832
Federal Signal Corp.	2,043	53,097
FreightCar America, Inc.*	570	3,511
GP Strategies Corp.*	400	4,860
Harsco Corp.*	2,700	54,432
Hillenbrand, Inc.	2,174	90,286
John Bean Technologies Corp.	1,029	94,555
Koppers Holdings, Inc.*	620	16,108
LSB Industries, Inc.*	749	4,674
Lydall, Inc.*	600	14,076
Movado Group, Inc.	460	16,735
Myers Industries, Inc.	1,125	19,249
NL Industries, Inc.*	90	349
Park-Ohio Holdings Corp.	400	12,952

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Miscellaneous Manufacturing — (continued)
Proto Labs, Inc.*	922	$96,939
Raven Industries, Inc.	1,246	47,809
SPX Corp.*	1,400	48,706
Standex International Corp.	400	29,360
Sturm Ruger & Co., Inc.	519	27,517
Synalloy Corp.	400	6,080
Tredegar Corp.	1,061	17,124
Trinseo SA	1,400	63,420

		1,035,988

Office & Business Equipment — 0.1%
Eastman Kodak Co.*	800	2,368
Pitney Bowes, Inc.	6,300	43,281

		45,649

Office Furnishings — 0.3%
Herman Miller, Inc.	2,032	71,486
HNI Corp.	1,443	52,367
Interface, Inc.	1,995	30,563
Knoll, Inc.	1,553	29,367
Steelcase, Inc., Class A	2,731	39,736

		223,519

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	5,125
Adams Resources & Energy, Inc.	100	3,906
Alta Mesa Resources, Inc., Class A*	3,700	982
Berry Petroleum Corp.	2,100	24,234
Bonanza Creek Energy, Inc.*	500	11,345
California Resources Corp.*	1,400	35,994
Callon Petroleum Co.*	7,700	58,135
Carrizo Oil & Gas, Inc.*	2,765	34,479
Cobalt International Energy, Inc.*	1	0
CVR Energy, Inc.	700	28,840
Delek US Holdings, Inc.	2,779	101,211
Denbury Resources, Inc.*	16,800	34,440
Diamond Offshore Drilling, Inc.*	2,500	26,225
Earthstone Energy, Inc., Class A*	700	4,956
EP Energy Corp., Class A*	1,800	468
Evolution Petroleum Corp.	1,200	8,100
Goodrich Petroleum Corp.*	500	6,800
Gulfport Energy Corp.*	5,800	46,516
Halcon Resources Corp.*	4,900	6,615
HighPoint Resources Corp.*	3,725	8,232
Isramco, Inc.*	21	2,373
Jagged Peak Energy, Inc.*	2,200	23,034
Laredo Petroleum, Inc.*	5,900	18,231
Lilis Energy, Inc.*	1,700	1,989
Matador Resources Co.*	3,600	69,588
Midstates Petroleum Co., Inc.*	293	2,863
Montage Resources Corp.*	93	1,399
Murphy USA, Inc.*	1,020	87,332
Noble Corp. PLC*	9,500	27,265
Northern Oil & Gas, Inc.*	5,600	15,344
Oasis Petroleum, Inc.*	9,100	54,964
Panhandle Oil and Gas, Inc., Class A	634	9,954
Par Pacific Holdings, Inc.*	918	16,350
PDC Energy, Inc.*	2,212	89,984

	Number of Shares	Value

Oil & Gas — (continued)
Penn Virginia Corp.*	400	$17,640
Rowan Cos PLC, Class A*	4,600	49,634
SandRidge Energy, Inc.*	1,400	11,228
SilverBow Resources, Inc.*	300	6,900
Southwestern Energy Co.*	20,000	93,800
Talos Energy, Inc.*	800	21,248
Trecora Resources*	1,000	9,090
Ultra Petroleum Corp.*	7,600	4,636
Unit Corp.*	1,700	24,208
W&T Offshore, Inc.*	3,543	24,447
Zion Oil & Gas, Inc.*	2,300	1,736

		1,131,840

Oil & Gas Services — 1.2%
Archrock, Inc.	4,200	41,076
Basic Energy Services, Inc.*	700	2,660
C&J Energy Services, Inc.*	2,100	32,592
CARBO Ceramics, Inc.*	800	2,800
Dawson Geophysical Co.*	1,100	3,223
Dril-Quip, Inc.*	1,100	50,435
Exterran Corp.*	1,300	21,905
Flotek Industries, Inc.*	2,000	6,480
Forum Energy Technologies, Inc.*	2,700	13,797
Frank’s International N.V.*	2,000	12,420
FTS International, Inc.*	800	8,000
Helix Energy Solutions Group, Inc.*	4,401	34,812
Independence Contract Drilling, Inc.*	1,100	3,047
ION Geophysical Corp.*	400	5,776
Keane Group, Inc.*	1,600	17,424
Key Energy Services, Inc.*	400	1,624
KLX Energy Services Holdings, Inc.*	800	20,112
Liberty Oilfield Services, Inc., Class A	1,700	26,163
Mammoth Energy Services, Inc.	500	8,325
Matrix Service Co.*	987	19,325
McDermott International, Inc.*	6,013	44,737
MRC Global, Inc.*	2,800	48,944
Natural Gas Services Group, Inc.*	594	10,282
NCS Multistage Holdings, Inc.*	400	2,072
Newpark Resources, Inc.*	2,712	24,842
Nine Energy Service, Inc.*	400	9,060
NOW, Inc.*	3,600	50,256
Oceaneering International, Inc.*	3,300	52,041
Oil States International, Inc.*	2,000	33,920
Pioneer Energy Services Corp.*	2,650	4,691
ProPetro Holding Corp.*	2,400	54,096
SEACOR Holdings, Inc.*	600	25,368
Select Energy Services, Inc., Class A*	1,700	20,434
Solaris Oilfield Infrastructure, Inc., Class A	800	13,152
SRC Energy, Inc.*	7,600	38,912
Superior Energy Services, Inc.*	4,600	21,482
TETRA Technologies, Inc.*	5,379	12,587
Thermon Group Holdings, Inc.*	1,100	26,961

		825,833

Packaging and Containers — 0.1%
Greif, Inc., Class A	800	33,000
Greif, Inc., Class B	200	9,778

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Packaging and Containers — (continued)
UFP Technologies, Inc.*	300	$11,220

		53,998

Pharmaceuticals — 3.9%
Achaogen, Inc.*	1,100	502
Aclaris Therapeutics, Inc.*	800	4,792
Adamas Pharmaceuticals, Inc.*	700	4,977
Aeglea BioTherapeutics, Inc.*	900	7,245
Aerie Pharmaceuticals, Inc.*	1,200	57,000
Aimmune Therapeutics, Inc.*	1,400	31,290
Akcea Therapeutics, Inc.*	400	11,332
Akebia Therapeutics, Inc.*	3,010	24,652
Akorn, Inc.*	3,600	12,672
Amicus Therapeutics, Inc.*	6,400	87,040
Amneal Pharmaceuticals, Inc.*	2,937	41,617
Amphastar Pharmaceuticals, Inc.*	1,100	22,473
Anika Therapeutics, Inc.*	500	15,120
Antares Pharma, Inc.*	5,600	16,968
Apellis Pharmaceuticals, Inc.*	1,400	27,300
Aratana Therapeutics, Inc.*	2,100	7,560
Array BioPharma, Inc.*	7,248	176,706
Arvinas, Inc.*	300	4,428
Assertio Therapeutics, Inc.*	2,283	11,575
Athenex, Inc.*	1,600	19,600
BioScrip, Inc.*	4,411	8,822
BioSpecifics Technologies Corp.*	200	12,466
Calithera Biosciences, Inc.*	1,200	8,088
Cara Therapeutics, Inc.*	1,000	19,620
Catalyst Pharmaceuticals, Inc.*	2,800	14,280
ChemoCentryx, Inc.*	1,000	13,890
Chimerix, Inc.*	1,700	3,570
Clovis Oncology, Inc.*	1,700	42,194
Collegium Pharmaceutical, Inc.*	1,000	15,140
Concert Pharmaceuticals, Inc.*	900	10,863
Corbus Pharmaceuticals Holdings, Inc.*	1,700	11,815
Corcept Therapeutics, Inc.*	3,600	42,264
CTI BioPharma Corp.*	2,000	1,940
Diplomat Pharmacy, Inc.*	2,300	13,363
Dova Pharmaceuticals, Inc.*	500	4,445
Durect Corp.*	3,500	2,191
Eagle Pharmaceuticals, Inc.*	400	20,196
Enanta Pharmaceuticals, Inc.*	600	57,312
Endo International PLC*	7,600	61,028
Esperion Therapeutics, Inc.*	800	32,120
FibroGen, Inc.*	2,600	141,310
Flexion Therapeutics, Inc.*	1,200	14,976
G1 Therapeutics, Inc.*	800	13,280
Global Blood Therapeutics, Inc.*	1,800	95,274
Heron Therapeutics, Inc.*	2,300	56,212
Heska Corp.*	216	18,386
Horizon Pharma PLC*	6,200	163,866
Immune Design Corp.*	1,600	9,360
Insys Therapeutics, Inc.*	800	3,696
Intra-Cellular Therapies, Inc.*	1,800	21,924
Ironwood Pharmaceuticals, Inc.*	4,761	64,416
Jounce Therapeutics, Inc.*	400	2,480
Kadmon Holdings, Inc.*	2,700	7,128

	Number of Shares	Value

Pharmaceuticals — (continued)
Kala Pharmaceuticals, Inc.*	300	$2,481
Kindred Biosciences, Inc.*	1,400	12,838
La Jolla Pharmaceutical Co.*	700	4,501
Lannett Co., Inc.*	997	7,846
Madrigal Pharmaceuticals, Inc.*	229	28,685
Mallinckrodt PLC*	2,800	60,872
MannKind Corp.*	5,401	10,640
Marinus Pharmaceuticals, Inc.*	1,400	5,852
MediciNova, Inc.*	1,400	11,592
Melinta Therapeutics, Inc.*	72	256
Mersana Therapeutics, Inc.*	500	2,630
Minerva Neurosciences, Inc.*	800	6,288
Miragen Therapeutics, Inc.*	1,300	3,627
Mirati Therapeutics, Inc.*	700	51,310
MyoKardia, Inc.*	1,100	57,189
NantKwest, Inc.*	800	1,264
Natural Grocers by Vitamin Cottage, Inc.*	400	4,780
Natural Health Trends Corp.	300	3,888
Nature’s Sunshine Products, Inc.*	200	1,858
Neogen Corp.*	1,669	95,784
Neos Therapeutics, Inc.*	400	1,044
Odonate Therapeutics, Inc.*	100	2,211
Optinose, Inc.*	600	6,180
Pacira Pharmaceuticals, Inc.*	1,300	49,478
Phibro Animal Health Corp., Class A	700	23,100
Portola Pharmaceuticals, Inc.*	2,200	76,340
Prestige Consumer Healthcare, Inc.*	1,772	53,000
Principia Biopharma, Inc.*	100	3,400
Progenics Pharmaceuticals, Inc.*	2,601	12,069
Proteostasis Therapeutics, Inc.*	1,800	2,268
Ra Pharmaceuticals, Inc.*	500	11,200
Radius Health, Inc.*	1,500	29,910
Reata Pharmaceuticals, Inc., Class A*	600	51,282
Recro Pharma, Inc.*	1,000	5,860
Revance Therapeutics, Inc.*	1,300	20,488
Rhythm Pharmaceuticals, Inc.*	500	13,705
Rocket Pharmaceuticals, Inc.*	800	14,032
Seres Therapeutics, Inc.*	800	5,496
SIGA Technologies, Inc.*	2,000	12,020
Sorrento Therapeutics, Inc.*	3,300	15,675
Spring Bank Pharmaceuticals, Inc.*	600	6,294
Supernus Pharmaceuticals, Inc.*	1,700	59,568
Syros Pharmaceuticals, Inc.*	500	4,570
Teligent, Inc.*	1,800	2,088
Tetraphase Pharmaceuticals, Inc.*	1,200	1,608
TG Therapeutics, Inc.*	2,000	16,080
TherapeuticsMD, Inc.*	5,700	27,759
Tricida, Inc.*	700	27,034
Tyme Technologies, Inc.*	4,600	8,096
USANA Health Sciences, Inc.*	448	37,574
Vanda Pharmaceuticals, Inc.*	1,541	28,354
Vital Therapies, Inc.*	1,600	315
Voyager Therapeutics, Inc.*	600	11,484
Xencor, Inc.*	1,600	49,696
Xeris Pharmaceuticals, Inc.*	800	8,032
Zafgen, Inc.*	1,200	3,288

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Pharmaceuticals — (continued)
Zogenix, Inc.*	1,375	$75,639

		2,743,182

Pipelines — 0.1%
Primoris Services Corp.	1,490	30,813
SemGroup Corp., Class A	2,500	36,850
Tellurian, Inc.*	2,800	31,360

		99,023

Publishing / Newspapers — 0.1%
Cimpress N.V.*	742	59,456

Real Estate — 0.6%
Consolidated-Tomoka Land Co.	124	7,322
Cushman & Wakefield PLC*	1,700	30,260
Forestar Group, Inc.*	160	2,766
FRP Holdings, Inc.*	269	12,796
HFF, Inc., Class A	1,300	62,075
Kennedy-Wilson Holdings, Inc.	4,281	91,571
Marcus & Millichap, Inc.*	700	28,511
Newmark Group, Inc., Class A	4,700	39,198
RE/MAX Holdings, Inc., Class A	500	19,270
Redfin Corp.*	2,800	56,756
Stratus Properties, Inc.*	300	7,923
The RMR Group, Inc., Class A	267	16,282
The St. Joe Co.*	1,200	19,788
Trinity Place Holdings, Inc.*	900	3,600

		398,118

Retail — 4.9%
Abercrombie & Fitch Co., Class A	2,200	60,302
America’s Car-Mart, Inc.*	227	20,734
American Eagle Outfitters, Inc.	5,500	121,935
Asbury Automotive Group, Inc.*	649	45,015
Ascena Retail Group, Inc.*	6,713	7,250
At Home Group, Inc.*	1,700	30,362
Barnes & Noble Education, Inc.*	1,737	7,295
Barnes & Noble, Inc.	2,600	14,118
Bed Bath & Beyond, Inc.	4,400	74,756
Big 5 Sporting Goods Corp.	581	1,848
Big Lots, Inc.	1,300	49,426
Biglari Holdings, Inc., Class A*	4	2,942
Biglari Holdings, Inc., Class B*	40	5,654
BJ’s Restaurants, Inc.	720	34,042
BJ’s Wholesale Club Holdings, Inc.*	4,300	117,820
Bloomin’ Brands, Inc.	2,800	57,260
BMC Stock Holdings, Inc.*	2,200	38,874
Boot Barn Holdings, Inc.*	900	26,496
Brinker International, Inc.	1,300	57,694
Caleres, Inc.	1,354	33,430
Carrols Restaurant Group, Inc.*	1,113	11,097
Chico’s FAS, Inc.	4,000	17,080
Chuy’s Holdings, Inc.*	600	13,662
Citi Trends, Inc.	503	9,713
Conn’s, Inc.*	704	16,093
Cracker Barrel Old Country Store, Inc.	624	100,845
Dave & Buster’s Entertainment, Inc.	1,300	64,831
Del Frisco’s Restaurant Group, Inc.*	1,000	6,410

	Number of Shares	Value

Retail — (continued)
Del Taco Restaurants, Inc.*	1,100	$11,066
Denny’s Corp.*	1,952	35,819
Designer Brands, Inc.	2,200	48,884
Dillard’s, Inc., Class A	400	28,808
Dine Brands Global, Inc.	571	52,127
Duluth Holdings, Inc., Class B*	200	4,768
El Pollo Loco Holdings, Inc.*	900	11,709
Express, Inc.*	1,654	7,079
EZCORP, Inc., Class A*	1,766	16,459
Fiesta Restaurant Group, Inc.*	1,013	13,280
FirstCash, Inc.	1,439	124,473
Five Below, Inc.*	1,800	223,650
Francesca’s Holdings Corp.*	1,658	1,121
Freshpet, Inc.*	900	38,061
Gaia, Inc.*	400	3,660
GameStop Corp., Class A	3,100	31,496
Genesco, Inc.*	695	31,657
GMS, Inc.*	1,200	18,144
GNC Holdings, Inc., Class A*	2,800	7,644
Group 1 Automotive, Inc.	607	39,273
Guess?, Inc.	1,900	37,240
Haverty Furniture Cos., Inc.	750	16,410
Hibbett Sports, Inc.*	555	12,660
Hudson Ltd., Class A*	1,500	20,625
J Alexander’s Holdings, Inc.*	483	4,743
J. Jill, Inc.	800	4,392
J.C. Penney Co., Inc.*	12,100	18,029
Jack in the Box, Inc.	814	65,983
Kirkland’s, Inc.*	827	5,814
Lands’ End, Inc.*	300	4,983
Lithia Motors, Inc., Class A	694	64,369
Lumber Liquidators Holdings, Inc.*	1,033	10,433
MarineMax, Inc.*	700	13,412
Nathan’s Famous, Inc.	100	6,840
National Vision Holdings, Inc.*	2,000	62,860
Noodles & Co.*	300	2,040
Office Depot, Inc.	17,700	64,251
Ollie’s Bargain Outlet Holdings, Inc.*	1,700	145,061
Papa John’s International, Inc.	710	37,595
Party City Holdco, Inc.*	2,100	16,674
PC Connection, Inc.	365	13,385
PetIQ, Inc.*	500	15,705
PetMed Express, Inc.	713	16,242
Pier 1 Imports, Inc.*	3,644	2,782
Potbelly Corp.*	1,000	8,510
PriceSmart, Inc.	731	43,041
Red Robin Gourmet Burgers, Inc.*	520	14,981
Regis Corp.*	1,032	20,299
RH*	645	66,403
Rite Aid Corp.*	40,200	25,527
Rush Enterprises, Inc., Class A	935	39,092
Rush Enterprises, Inc., Class B	100	4,153
Ruth’s Hospitality Group, Inc.	895	22,903
Sally Beauty Holdings, Inc.*	4,100	75,481
Shake Shack, Inc., Class A*	800	47,320
Shoe Carnival, Inc.	258	8,780

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Retail — (continued)
Signet Jewelers Ltd.	1,700	$46,172
Sonic Automotive, Inc., Class A	734	10,871
Sportsman’s Warehouse Holdings, Inc.*	600	2,880
Systemax, Inc.	562	12,724
Texas Roadhouse, Inc.	2,270	141,171
The Buckle, Inc.	1,049	19,637
The Cato Corp., Class A	704	10,546
The Cheesecake Factory, Inc.	1,416	69,271
The Children’s Place, Inc.	494	48,056
The Container Store Group, Inc.*	600	5,280
The Habit Restaurants, Inc., Class A*	1,000	10,820
The Lovesac Co.*	300	8,343
Tile Shop Holdings, Inc.	1,300	7,358
Tilly’s, Inc., Class A	800	8,904
Vera Bradley, Inc.*	800	10,600
Wingstop, Inc.	1,000	76,030
Winmark Corp.	99	18,670
World Fuel Services Corp.	2,300	66,447
Zumiez, Inc.*	703	17,498

		3,426,458

Savings & Loans — 1.4%
Axos Financial, Inc.*	2,000	57,920
Banc of California, Inc.	1,700	23,528
BankFinancial Corp.	609	9,056
Berkshire Hills Bancorp, Inc.	1,502	40,914
Brookline Bancorp, Inc.	2,522	36,317
Capitol Federal Financial, Inc.	4,400	58,740
Community Bankers Trust Corp.	600	4,392
Dime Community Bancshares, Inc.	1,230	23,038
Entegra Financial Corp.*	100	2,245
ESSA Bancorp, Inc.	500	7,700
First Defiance Financial Corp.	600	17,244
First Financial Northwest, Inc.	100	1,575
Flagstar Bancorp, Inc.	1,100	36,212
Flushing Financial Corp.	838	18,377
FS Bancorp, Inc.	100	5,048
Hingham Institution for Savings	43	7,396
Home Bancorp, Inc.	300	9,975
HomeStreet, Inc.*	700	18,445
HomeTrust Bancshares, Inc.	500	12,600
Investors Bancorp, Inc.	8,055	95,452
Malvern Bancorp, Inc.*	400	8,048
Meridian Bancorp, Inc.	1,474	23,127
Meta Financial Group, Inc.	900	17,712
MutualFirst Financial, Inc.	300	8,991
Northfield Bancorp, Inc.	1,293	17,973
Northwest Bancshares, Inc.	3,175	53,880
OceanFirst Financial Corp.	1,710	41,143
Oritani Financial Corp.	1,218	20,255
Pacific Premier Bancorp, Inc.	1,416	37,566
Provident Financial Services, Inc.	2,103	54,447
Prudential Bancorp, Inc.	100	1,735
Riverview Bancorp, Inc.	1,100	8,041
SI Financial Group, Inc.	500	6,455
Southern Missouri Bancorp, Inc.	300	9,240
Territorial Bancorp, Inc.	243	6,539

	Number of Shares	Value

Savings & Loans — (continued)
Timberland Bancorp, Inc.	300	$8,394
United Community Financial Corp.	1,700	15,895
United Financial Bancorp, Inc.	1,631	23,405
Washington Federal, Inc.	2,700	78,003
Waterstone Financial, Inc.	1,000	16,460
WSFS Financial Corp.	1,706	65,852

		1,009,335

Semiconductors — 2.6%
Alpha & Omega Semiconductor Ltd.*	900	10,359
Ambarella, Inc.*	1,000	43,200
Amkor Technology, Inc.*	3,411	29,130
Aquantia Corp.*	800	7,248
Axcelis Technologies, Inc.*	1,025	20,623
AXT, Inc.*	1,500	6,675
Brooks Automation, Inc.	2,377	69,718
Cabot Microelectronics Corp.	961	107,594
CEVA, Inc.*	671	18,090
Cirrus Logic, Inc.*	1,981	83,341
Cohu, Inc.	1,424	21,004
Cree, Inc.*	3,400	194,548
CTS Corp.	1,063	31,220
Diodes, Inc.*	1,299	45,075
Entegris, Inc.	4,870	173,810
FormFactor, Inc.*	2,629	42,301
Impinj, Inc.*	700	11,729
Inphi Corp.*	1,500	65,610
Integrated Device Technology, Inc.*	4,293	210,314
Kopin Corp.*	1,507	2,019
Lattice Semiconductor Corp.*	3,724	44,427
MACOM Technology Solutions Holdings, Inc.*	1,622	27,104
MaxLinear, Inc.*	2,243	57,264
Nanometrics, Inc.*	700	21,616
Photronics, Inc.*	2,092	19,770
Power Integrations, Inc.	995	69,590
Rambus, Inc.*	3,523	36,815
Rudolph Technologies, Inc.*	1,054	24,031
Semtech Corp.*	2,209	112,460
Silicon Laboratories, Inc.*	1,464	118,379
SMART Global Holdings, Inc.*	400	7,680
Synaptics, Inc.*	1,116	44,361
Ultra Clean Holdings, Inc.*	1,300	13,455
Veeco Instruments, Inc.*	1,654	17,929
Xperi Corp.	1,523	35,638

		1,844,127

Software — 4.7%
ACI Worldwide, Inc.*	3,927	129,081
Allscripts Healthcare Solutions, Inc.*	5,900	56,286
Altair Engineering, Inc., Class A*	800	29,448
Alteryx, Inc., Class A*	1,000	83,870
Amber Road, Inc.*	600	5,202
American Software, Inc., Class A	1,193	14,256
Appfolio, Inc., Class A*	500	39,700
Asure Software, Inc.*	500	3,055
Avaya Holdings Corp.*	3,500	58,905

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Software — (continued)
Avid Technology, Inc.*	1,100	$8,195
Benefitfocus, Inc.*	900	44,568
Blackbaud, Inc.	1,650	131,555
Blackline, Inc.*	1,200	55,584
Bottomline Technologies, Inc.*	1,445	72,380
Castlight Health, Inc., Class B*	1,900	7,125
Cision Ltd.*	2,500	34,425
Cloudera, Inc.*	6,793	74,315
CommVault Systems, Inc.*	1,348	87,270
Computer Programs & Systems, Inc.	447	13,271
Cornerstone OnDemand, Inc.*	1,900	104,082
Coupa Software, Inc.*	1,900	172,862
CSG Systems International, Inc.	1,081	45,726
Digi International, Inc.*	1,157	14,659
Domo, Inc., Class B*	600	24,198
Donnelley Financial Solutions, Inc.*	1,000	14,880
Ebix, Inc.	836	41,273
Envestnet, Inc.*	1,513	98,935
Everbridge, Inc.*	1,000	75,010
Evolent Health, Inc., Class A*	2,100	26,418
Exela Technologies, Inc.*	1,800	6,012
Five9, Inc.*	2,000	105,660
Glu Mobile, Inc.*	4,000	43,760
HubSpot, Inc.*	1,200	199,452
InnerWorkings, Inc.*	1,724	6,241
Inovalon Holdings, Inc., Class A*	2,500	31,075
Instructure, Inc.*	1,100	51,832
ManTech International Corp., Class A	839	45,323
Medidata Solutions, Inc.*	1,988	145,601
MicroStrategy, Inc., Class A*	288	41,544
MobileIron, Inc.*	2,700	14,769
Model N, Inc.*	700	12,278
Monotype Imaging Holdings, Inc.	1,199	23,848
New Relic, Inc.*	1,500	148,050
NextGen Healthcare, Inc.*	1,804	30,361
Omnicell, Inc.*	1,335	107,921
Park City Group, Inc.*	700	5,593
PDF Solutions, Inc.*	1,200	14,820
pdvWireless, Inc.*	300	10,548
Progress Software Corp.	1,526	67,709
PROS Holdings, Inc.*	1,017	42,958
QAD, Inc., Class A	392	16,883
Ribbon Communications, Inc.*	1,843	9,492
Rosetta Stone, Inc.*	700	15,295
SailPoint Technologies Holding, Inc.*	2,400	68,928
Secureworks Corp., Class A*	100	1,840
Simulations Plus, Inc.	300	6,333
SPS Commerce, Inc.*	579	61,409
SVMK, Inc.*	800	14,568
SYNNEX Corp.	1,346	128,395
Tabula Rasa HealthCare, Inc.*	600	33,852
Upland Software, Inc.*	600	25,416
Verint Systems, Inc.*	2,195	131,393
Veritone, Inc.*	400	2,080
Workiva, Inc.*	1,000	50,700

		3,288,473

	Number of Shares	Value

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,477	$50,129
Wesco Aircraft Holdings, Inc.*	1,540	13,537

		63,666

Telecommunications — 2.5%
8X8, Inc.*	3,000	60,600
Acacia Communications, Inc.*	900	51,615
ADTRAN, Inc.	1,405	19,249
Aerohive Networks, Inc.*	1,300	5,889
Anixter International, Inc.*	1,034	58,018
ATN International, Inc.	335	18,891
CalAmp Corp.*	1,400	17,612
Calix, Inc.*	1,487	11,450
Casa Systems, Inc.*	1,200	9,960
Ciena Corp.*	4,900	182,966
Cincinnati Bell, Inc.*	1,682	16,046
Clearfield, Inc.*	400	5,880
Comtech Telecommunications Corp.	652	15,139
Consolidated Communications Holdings, Inc.	2,571	28,050
Extreme Networks, Inc.*	4,147	31,061
Finisar Corp.*	4,021	93,167
Frontier Communications Corp.*	3,073	6,115
Gogo, Inc.*	2,200	9,878
GTT Communications, Inc.*	1,400	48,580
Harmonic, Inc.*	2,870	15,555
HC2 Holdings, Inc.*	700	1,715
Infinera Corp.*	5,194	22,542
Intelsat SA*	2,100	32,886
InterDigital, Inc.	1,094	72,182
Iridium Communications, Inc.*	3,300	87,252
j2 Global, Inc.	1,574	136,308
Knowles Corp.*	2,952	52,044
KVH Industries, Inc.*	354	3,607
Liberty Latin America Ltd., Class C*	3,900	75,855
Liberty Latin America Ltd., Class A*	1,300	25,142
Loral Space & Communications, Inc.*	346	12,473
Maxar Technologies, Inc.	2,200	8,844
NeoPhotonics Corp.*	1,300	8,177
NETGEAR, Inc.*	1,029	34,081
NII Holdings, Inc.*	3,400	6,664
Ooma, Inc.*	400	5,296
ORBCOMM, Inc.*	2,700	18,306
Plantronics, Inc.	1,067	49,199
Preformed Line Products Co.	145	7,698
Quantenna Communications, Inc.*	1,100	26,763
RigNet, Inc.*	500	4,885
Shenandoah Telecommunications Co.	1,618	71,775
Spok Holdings, Inc.	612	8,335
Telenav, Inc.*	1,000	6,070
ViaSat, Inc.*	1,862	144,305
Viavi Solutions, Inc.*	7,700	95,326
Vonage Holdings Corp.*	7,500	75,300

		1,798,751

Textiles — 0.1%
Culp, Inc.	500	9,615

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Textiles — (continued)
UniFirst Corp.	477	$73,220

		82,835

Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	400	8,688

Transportation — 1.2%
Air Transport Services Group, Inc.*	2,085	48,059
ArcBest Corp.	795	24,478
Ardmore Shipping Corp.*	800	4,928
Atlas Air Worldwide Holdings, Inc.*	848	42,875
Bristow Group, Inc.*	1,350	1,498
CAI International, Inc.*	660	15,312
Costamare, Inc.	1,200	6,240
Covenant Transportation Group, Inc., Class A*	400	7,592
CryoPort, Inc.*	1,000	12,920
Daseke, Inc.*	1,800	9,162
DHT Holdings, Inc.	2,500	11,150
Dorian LPG Ltd.*	1,032	6,625
Eagle Bulk Shipping, Inc.*	1,500	6,975
Echo Global Logistics, Inc.*	1,000	24,780
Era Group, Inc.*	800	9,232
Forward Air Corp.	996	64,471
Frontline Ltd.*	2,800	18,088
GasLog Ltd.	1,300	22,698
Golar LNG Ltd.	3,200	67,488
Heartland Express, Inc.	1,567	30,212
Hub Group, Inc., Class A*	1,143	46,692
International Seaways, Inc.*	733	12,564
Marten Transport Ltd.	1,451	25,871
Matson, Inc.	1,400	50,526
Nordic American Tankers Ltd.	3,567	7,205
Overseas Shipholding Group, Inc., Class A*	1,600	3,664
Radiant Logistics, Inc.*	1,000	6,300
Safe Bulkers, Inc.*	2,600	3,796
Saia, Inc.*	861	52,607
Scorpio Bulkers, Inc.	2,600	9,984
Scorpio Tankers, Inc.	1,720	34,125
Ship Finance International Ltd.	2,684	33,121
Teekay Corp.	1,900	7,448
Teekay Tankers Ltd., Class A	9,293	9,015
Tidewater, Inc.*	900	20,871
Universal Logistics Holdings, Inc.	100	1,968
US Xpress Enterprises, Inc., Class A*	1,200	7,932
USA Truck, Inc.*	400	5,776
Werner Enterprises, Inc.	1,552	53,001
YRC Worldwide, Inc.*	1,300	8,697

		835,946

Trucking and Leasing — 0.2%
GATX Corp.	1,300	99,281
General Finance Corp.*	400	3,732
Textainer Group Holdings Ltd.*	812	7,836
The Greenbrier Cos., Inc.	1,047	33,745

		144,594

	Number of Shares	Value

Water — 0.5%
American States Water Co.	1,224	$87,271
Artesian Resources Corp., Class A	313	11,666
California Water Service Group	1,666	90,430
Connecticut Water Service, Inc.	419	28,764
Consolidated Water Co., Ltd.	300	3,861
Middlesex Water Co.	531	29,731
PICO Holdings, Inc.*	792	7,841
SJW Group	788	48,651
The York Water Co.	397	13,625

		321,840

TOTAL COMMON STOCKS (Cost $49,521,690)		63,067,434

REAL ESTATE INVESTMENT TRUSTS — 7.9%

Apartments — 0.1%
Bluerock Residential Growth REIT, Inc.	600	6,468
Front Yard Residential Corp.	1,600	14,832
Independence Realty Trust, Inc.	2,892	31,205
Investors Real Estate Trust	461	27,618
Preferred Apartment Communities, Inc., Class A	1,400	20,748

		100,871

Building & Real Estate — 0.6%
Agree Realty Corp.	1,096	75,997
Anworth Mortgage Asset Corp.	3,731	15,073
Apollo Commercial Real Estate Finance, Inc.	4,156	75,639
Ares Commercial Real Estate Corp.	1,000	15,190
Capstead Mortgage Corp.	2,775	23,837
Dynex Capital, Inc.	2,307	14,050
Getty Realty Corp.	1,169	37,443
Invesco Mortgage Capital, Inc.	4,307	68,051
iStar, Inc.	1,918	16,149
New York Mortgage Trust, Inc.	6,300	38,367
PennyMac Mortgage Investment Trust	1,992	41,254
Ready Capital Corp.	700	10,269

		431,319

Diversified — 1.4%
AG Mortgage Investment Trust, Inc.	788	13,270
Arbor Realty Trust, Inc.	2,520	32,684
Armada Hoffler Properties, Inc.	1,600	24,944
Blackstone Mortgage Trust, Inc., Class A	3,900	134,784
CatchMark Timber Trust, Inc., Class A	1,400	13,748
Clipper Realty, Inc.	600	8,034
Colony Credit Real Estate, Inc.	2,800	43,848
CoreCivic, Inc.	4,000	77,800
CorEnergy Infrastructure Trust, Inc.	300	11,025
Cousins Properties, Inc.	14,370	138,814
Exantas Capital Corp.	1,175	12,490
Four Corners Property Trust, Inc.	2,300	68,080
NexPoint Residential Trust, Inc.	600	23,004
NorthStar Realty Europe Corp.	1,600	27,776
PotlatchDeltic Corp.	2,237	84,536
PS Business Parks, Inc.	665	104,292
Spirit MTA REIT	1,600	10,384

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (continued)

Diversified — (continued)
The GEO Group, Inc.	4,052	$77,799
Tier REIT, Inc.	1,700	48,722
UMH Properties, Inc.	968	13,630
Whitestone REIT	1,400	16,828

		986,492

Diversified Financial Services — 0.4%
ARMOUR Residential REIT, Inc.	1,675	32,713
Cherry Hill Mortgage Investment Corp.	500	8,610
Great Ajax Corp.	600	8,244
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,100	53,844
KKR Real Estate Finance Trust, Inc.	600	12,012
Ladder Capital Corp.	2,976	50,651
Orchid Island Capital, Inc.	1,500	9,870
Redwood Trust, Inc.	3,277	52,924
TPG RE Finance Trust, Inc.	1,200	23,520
Western Asset Mortgage Capital Corp.	1,597	16,337

		268,725

Healthcare — 1.0%
CareTrust REIT, Inc.	2,795	65,571
Community Healthcare Trust, Inc.	600	21,534
Global Medical REIT, Inc.	900	8,838
Healthcare Realty Trust, Inc.	4,272	137,174
LTC Properties, Inc.	1,317	60,318
MedEquities Realty Trust, Inc.	1,100	12,243
National Health Investors, Inc.	1,357	106,592
New Senior Investment Group, Inc.	2,700	14,715
Physicians Realty Trust	6,200	116,622
Sabra Health Care REIT, Inc.	6,093	118,631
Universal Health Realty Income Trust	420	31,798

		694,036

Hotels & Resorts — 1.0%
Ashford Hospitality Trust, Inc.	3,020	14,345
Braemar Hotels & Resorts, Inc.	987	12,051
Chatham Lodging Trust	1,500	28,860
Chesapeake Lodging Trust	1,989	55,314
DiamondRock Hospitality Co.	7,023	76,059
Hersha Hospitality Trust	1,117	19,145
Pebblebrook Hotel Trust	4,393	136,447
RLJ Lodging Trust	5,880	103,312
Ryman Hospitality Properties, Inc.	1,512	124,347
Summit Hotel Properties, Inc.	3,400	38,794
Sunstone Hotel Investors, Inc.	7,747	111,557

		720,231

Industrial — 1.0%
EastGroup Properties, Inc.	1,175	131,177
First Industrial Realty Trust, Inc.	4,229	149,537
InfraREIT, Inc.*	1,400	29,358
Monmouth Real Estate Investment Corp.	2,949	38,868
QTS Realty Trust, Inc., Class A	1,743	78,418
Rexford Industrial Realty, Inc.	3,100	111,011
STAG lndustrial, Inc.	3,300	97,845

	Number of Shares	Value

Industrial — (continued)
Terreno Realty Corp.	2,075	$87,233

		723,447

Mixed Industrial/Office — 0.4%
Axon Enterprise, Inc.*	1,911	103,978
Gladstone Commercial Corp.	1,052	21,850
Lexington Realty Trust	7,115	64,462
One Liberty Properties, Inc.	503	14,587
Washington Real Estate Investment Trust	2,706	76,796

		281,673

Office Property — 0.5%
American Assets Trust, Inc.	1,200	55,032
City Office REIT, Inc.	1,100	12,441
Easterly Government Properties, Inc.	1,900	34,219
Franklin Street Properties Corp.	3,145	22,613
Mack-Cali Realty Corp.	3,100	68,820
Office Properties Income Trust	1,469	40,603
Piedmont Office Realty Trust, Inc., Class A	4,300	89,655

		323,383

Real Estate — 0.4%
Alexander & Baldwin, Inc.	2,256	57,393
CorePoint Lodging, Inc.	1,550	17,313
Essential Properties Realty Trust, Inc.	1,300	25,376
Farmland Partners, Inc.	1,400	8,960
Gladstone Land Corp.	700	8,855
Global Net Lease, Inc.	2,633	49,764
Innovative Industrial Properties, Inc.	300	24,507
Safehold Inc.	400	8,724
Xenia Hotels & Resorts, Inc.	3,800	83,258

		284,150

Regional Malls — 0.2%
CBL & Associates Properties, Inc.	6,900	10,695
Pennsylvania Real Estate Investment Trust	2,715	17,077
Tanger Factory Outlet Centers, Inc.	3,100	65,038
Washington Prime Group, Inc.	5,800	32,770

		125,580

Storage & Warehousing — 0.3%
Americold Realty Trust	4,300	131,193
Industrial Logistics Properties Trust	2,158	43,527
Jernigan Capital, Inc.	800	16,832
National Storage Affiliates Trust	1,800	51,318

		242,870

Strip Centers — 0.6%
Acadia Realty Trust	2,720	74,174
Alexander’s, Inc.	69	25,956
Cedar Realty Trust, Inc.	2,826	9,608
Kite Realty Group Trust	2,751	43,989
Retail Opportunity Investments Corp.	3,800	65,892
RPT Realty	2,641	31,719
Saul Centers, Inc.	451	23,168
Seritage Growth Properties, Class A	1,000	44,440
Urban Edge Properties	3,700	70,300

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (continued)

Strip Centers — (continued)
Urstadt Biddle Properties, Inc., Class A	916	$18,906

		408,152

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,039,925)		5,590,929

RIGHTS — 0.0%
A. Schulman, Inc. CVR*	1,188	621
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Corium International, Inc. CVR*	900	162
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	338
Tobira Therapeutic, Inc. CVR*	400	4,708

TOTAL RIGHTS (Cost $2,159)		6,269

	Par (000)
U.S. TREASURY OBLIGATION — 0.2%¤
U.S. Treasury Bill(a),¤,(a) 2.401%, 06/20/19 (Cost $109,383)	$110	109,422

	Number of Shares
SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $1,781,375)	1,781,375	1,781,375

TOTAL INVESTMENTS — 100.0% (Cost $56,454,532)		70,555,429

Other Assets & Liabilities — 0.0%		(16,838)

TOTAL NET ASSETS — 100.0%		$70,538,591

*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	All or portion of securities segregated as collateral for futures contracts.

PLC — Public Limited Company.

CVR — Contingent Valued Rights.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value
Advertising	0.1%	$93,614
Aerospace & Defense	0.8%	516,326
Agriculture	0.3%	183,680
Airlines	0.5%	307,439
Apparel	0.9%	556,022
Auto Manufacturers	0.1%	93,657
Auto Parts & Equipment	1.1%	663,302
Banks	9.6%	6,072,223
Beverages	0.3%	211,322
Biotechnology	5.5%	3,449,871
Building Materials	1.6%	1,008,251
Chemicals	2.1%	1,336,067
Coal	0.4%	224,486
Commercial Services	6.3%	3,969,204
Computers	2.7%	1,676,246
Cosmetics & Personal Care	0.2%	140,057
Distribution & Wholesale	0.6%	398,153
Diversified Financial Services	2.1%	1,320,802
Electric	2.1%	1,341,825
Electrical Components & Equipment	0.9%	554,731
Electronics	2.3%	1,443,564
Energy-Alternate Sources	0.5%	300,635
Engineering & Construction	1.3%	803,247
Entertainment	1.1%	676,408
Environmental Control	0.9%	552,090
Food	1.5%	945,547
Forest Products & Paper	0.2%	139,212
Gas	1.3%	809,451
Hand & Machine Tools	0.3%	211,411
Healthcare Products	4.2%	2,653,952
Healthcare Services	1.7%	1,102,928
Holding Companies	0.1%	40,223
Home Builders	0.9%	573,686
Home Furnishings	0.7%	439,059
Household Products & Wares	0.5%	292,471
Housewares	—%	3,780
Insurance	3.8%	2,366,611
Internet	3.2%	2,030,545
Investment Companies	0.1%	92,735
Iron & Steel	0.7%	426,778
Leisure Time	1.0%	608,504
Lodging	0.4%	226,632
Machinery - Construction & Mining	0.1%	52,086
Machinery - Diversified	1.0%	625,046
Media	1.7%	1,092,027
Metal Fabricate/Hardware	1.0%	611,121
Mining	0.6%	389,088
Miscellaneous Manufacturing	1.6%	1,035,988
Office & Business Equipment	0.1%	45,649
Office Furnishings	0.4%	223,519
Oil & Gas	1.8%	1,131,840
Oil & Gas Services	1.3%	825,833
Packaging and Containers	0.1%	53,998
Pharmaceuticals	4.3%	2,743,182
Pipelines	0.2%	99,023
Publishing / Newspapers	0.1%	59,456

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

SMALL CAP INDEX FUND

Real Estate	0.6%	$398,118
Retail	5.4%	3,426,458
Savings & Loans	1.6%	1,009,335
Semiconductors	2.9%	1,844,127
Software	5.2%	3,288,473
Storage & Warehousing	0.1%	63,666
Telecommunications	2.9%	1,798,751
Textiles	0.1%	82,835
Toys, Games & Hobbies	—%	8,688
Transportation	1.3%	835,946
Trucking and Leasing	0.2%	144,594
Water	0.5%	321,840

	100.0%	$63,067,434

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Advertising	$93,614	$93,614	$—	$—
Aerospace & Defense	516,326	516,326	—	—
Agriculture	183,680	183,680	—	—
Airlines	307,439	307,439	—	—
Apparel	556,022	556,022	—	—
Auto Manufacturers	93,657	93,657	—	—
Auto Parts & Equipment	663,302	663,302	—	—
Banks	6,072,223	6,072,223	—	—
Beverages	211,322	211,322	—	—
Biotechnology	3,449,871	3,449,871	—	—
Building Materials	1,008,251	1,008,251	—	—
Chemicals	1,336,067	1,336,067	—	—
Coal	224,486	224,486	—	—
Commercial Services	3,969,204	3,969,204	—	—
Computers	1,676,246	1,676,246	—	—
Cosmetics & Personal Care	140,057	140,057	—	—
Distribution & Wholesale	398,153	398,153	—	—
Diversified Financial Services	1,320,802	1,320,802	—	—
Electric	1,341,825	1,341,825	—	—
Electrical Components & Equipment	554,731	554,731	—	—
Electronics	1,443,564	1,443,564	—	—
Energy-Alternate Sources	300,635	300,635	—	—
Engineering & Construction	803,247	803,247	—	—
Entertainment	676,408	676,408	—	—
Environmental Control	552,090	552,090	—	—
Food	945,547	945,547	—	—
Forest Products & Paper	139,212	139,212	—	—
Gas	809,451	809,451	—	—
Hand & Machine Tools	211,411	211,411	—	—
Healthcare Products	2,653,952	2,653,952	—	—
Healthcare Services	1,102,928	1,102,928	—	—
Holding Companies	40,223	40,223	—	—
Home Builders	573,686	571,580	2,106	—
Home Furnishings	439,059	439,059	—	—
Household Products & Wares	292,471	292,471	—	—
Housewares	3,780	3,780	—	—
Insurance	2,366,611	2,366,611	—	—
Internet	2,030,545	2,030,545	—	—
Investment Companies	92,735	92,735	—	—
Iron & Steel	426,778	426,778	—	—
Leisure Time	608,504	608,504	—	—
Lodging	226,632	226,632	—	—
Machinery - Construction & Mining	52,086	52,086	—	—
Machinery - Diversified	625,046	625,046	—	—
Media	1,092,027	1,092,027	—	—
Metal Fabricate/Hardware	611,121	611,121	—	—
Mining	389,088	389,088	—	—
Miscellaneous Manufacturing	1,035,988	1,035,988	—	—
Office & Business Equipment	45,649	45,649	—	—
Office Furnishings	223,519	223,519	—	—
Oil & Gas	1,131,840	1,131,840	—	—
Oil & Gas Services	825,833	825,833	—	—
Packaging and Containers	53,998	53,998	—	—
Pharmaceuticals	2,743,182	2,743,182	—	—
Pipelines	99,023	99,023	—	—
Publishing / Newspapers	59,456	59,456	—	—
Real Estate	398,118	398,118	—	—
Retail	3,426,458	3,426,458	—	—
Savings & Loans	1,009,335	1,009,335	—	—

Semiconductors	1,844,127	1,844,127	—	—
Software	3,288,473	3,288,473	—	—
Storage & Warehousing	63,666	63,666	—	—
Telecommunications	1,798,751	1,798,751	—	—
Textiles	82,835	82,835	—	—
Toys, Games & Hobbies	8,688	8,688	—	—
Transportation	835,946	835,946	—	—
Trucking and Leasing	144,594	144,594	—	—
Water	321,840	321,840	—	—

TOTAL COMMON STOCKS	63,067,434	63,065,328	2,106	—

REAL ESTATE INVESTMENT TRUSTS	5,590,929	5,590,929	—	—
U.S. TREASURY OBLIGATION	109,422	—	109,422	—
RIGHTS	6,269	—	6,269	—
SHORT-TERM INVESTMENTS	1,781,375	1,781,375	—	—

TOTAL INVESTMENTS	$70,555,429	$70,437,632	$117,797	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(15,081)	$(15,081)	$—	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(15,081)	$(15,081)	$—	$—

(1)     Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	6/28/2019	25	50	1,544	1,929,750	$—	$(15,081)

							$—	$(15,081)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — 97.8%

Australia — 7.2%
AGL Energy Ltd.	4,795	$74,120
Alumina Ltd.	20,068	34,559
Amcor Ltd.	9,071	99,249
AMP Ltd.	21,837	32,613
APA Group	9,267	65,783
Aristocrat Leisure Ltd.	4,196	73,181
ASX Ltd.	1,401	69,595
Aurizon Holdings Ltd.	15,495	50,095
AusNet Services	11,814	14,898
Australia & New Zealand Banking Group Ltd.	21,689	401,124
Bank of Queensland Ltd.	3,599	23,269
Bendigo & Adelaide Bank Ltd.	4,040	27,805
BHP Group Ltd.	22,432	613,142
BHP Group PLC	16,267	392,475
BlueScope Steel Ltd.	4,455	44,218
Boral Ltd.	9,502	31,014
Brambles Ltd.	12,161	101,665
Caltex Australia Ltd.	2,100	39,069
Challenger Ltd.	4,465	26,316
CIMIC Group Ltd.	829	28,476
Coca-Cola Amatil Ltd.	3,824	23,503
Cochlear Ltd.	418	51,541
Coles Group Ltd.*	8,554	71,998
Commonwealth Bank of Australia	13,325	668,837
Computershare Ltd.	3,381	41,100
Crown Resorts Ltd.	2,801	22,907
CSL Ltd.	3,419	474,395
Dexus	7,850	71,047
Domino’s Pizza Enterprises Ltd.	473	14,585
Flight Centre Travel Group Ltd.	439	13,114
Fortescue Metals Group Ltd.	11,253	56,953
Goodman Group	12,025	114,042
Harvey Norman Holdings Ltd.	3,235	9,237
Incitec Pivot Ltd.	13,612	30,184
Insurance Australia Group Ltd.	17,303	94,450
Lendlease Group	4,333	38,127
Macquarie Group Ltd.	2,432	223,978
Medibank Pvt. Ltd.	21,209	41,631
Mirvac Group	26,971	52,685
National Australia Bank Ltd.	20,620	370,504
Newcrest Mining Ltd.	5,921	107,230
Oil Search Ltd.	10,741	59,760
Orica Ltd.	2,861	35,835
Origin Energy Ltd.	14,077	72,060
QBE Insurance Group Ltd.	9,844	86,125
Ramsay Health Care Ltd.	1,058	48,381
REA Group Ltd.	400	21,242
Rio Tinto Ltd.	2,823	196,599
Santos Ltd.	12,884	62,381
Scentre Group	41,172	120,185
SEEK Ltd.	2,700	33,683
Sonic Healthcare Ltd.	2,886	50,368
South32 Ltd.	13,128	34,342
South32 Ltd.	24,967	66,307
Stockland	18,731	51,235

	Number of Shares	Value

Australia — (continued)
Suncorp Group Ltd.	9,789	$95,878
Sydney Airport	8,538	45,071
Tabcorp Holdings Ltd.	13,929	45,709
Telstra Corp. Ltd.	30,674	72,331
The GPT Group	13,907	61,344
The GPT Group, In Specie*	16,419	0
TPG Telecom Ltd.	2,240	11,061
Transurban Group	19,958	187,188
Treasury Wine Estates Ltd.	5,300	56,261
Vicinity Centres	25,092	46,329
Washington H Soul Pattinson & Co. Ltd.	819	15,327
Wesfarmers Ltd.	8,554	210,642
Westpac Banking Corp.	26,283	484,487
Woodside Petroleum Ltd.	7,252	178,037
Woolworths Group Ltd.	10,039	216,801
WorleyParsons Ltd.	2,442	24,510

		7,524,193

Austria — 0.2%
ANDRITZ AG	564	24,190
Erste Group Bank AG	2,258	82,990
OMV AG	1,135	61,632
Raiffeisen Bank International AG	1,156	25,967
Verbund AG	518	24,878
voestalpine AG	888	26,994

		246,651

Belgium — 1.0%
Ageas	1,453	70,088
Anheuser-Busch InBev N.V.	5,803	487,130
Colruyt S.A.	530	39,163
Groupe Bruxelles Lambert S.A.	597	58,041
KBC Group N.V.	1,908	133,390
Proximus SADP	1,133	32,745
Solvay S.A.	600	64,960
Telenet Group Holding N.V.	377	18,130
UCB S.A.	1,013	87,019
Umicore S.A.	1,648	73,349

		1,064,015

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	1,700	63,767

China — 0.1%
BeiGene Ltd. ADR*	200	26,400
Minth Group Ltd.	6,000	18,919
Sands China Ltd.	17,600	88,580
Yangzijiang Shipbuilding Holdings Ltd.	19,000	21,098

		154,997

Denmark — 1.8%
A.P. Moller – Maersk A/S, B Shares	51	64,660
A.P. Moller – Maersk A/S, A Shares	31	37,515
Carlsberg A/S, B Shares	840	105,041
Chr Hansen Holding A/S	775	78,666
Coloplast A/S, B Shares	905	99,342
Danske Bank A/S	5,371	94,410
Demant A/S*	713	21,102

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Denmark — (continued)
DSV A/S	1,404	$116,184
Genmab A/S*	448	77,736
H Lundbeck A/S	500	21,683
ISS A/S	1,307	39,807
Novo Nordisk A/S, B Shares	13,818	722,203
Novozymes A/S, B Shares	1,690	77,724
Orsted A/S144A @	1,454	110,286
Pandora A/S	825	38,657
Tryg A/S	965	26,491
Vestas Wind Systems A/S	1,453	122,468

		1,853,975

Finland — 1.2%
Elisa OYJ	1,000	45,146
Fortum OYJ	3,489	71,461
Kone OYJ, B Shares	2,641	133,393
Metso OYJ	784	27,030
Neste OYJ	918	97,860
Nokia OYJ	42,391	241,487
Nokian Renkaat OYJ	902	30,230
Nordea Bank Abp	23,020	175,294
Orion OYJ, B Shares	750	28,182
Sampo OYJ, A Shares	3,451	156,410
Stora Enso OYJ, R Shares	4,323	52,928
UPM-Kymmene OYJ	4,158	121,443
Wartsila OYJ Abp	3,552	57,446

		1,238,310

France — 10.3%
Accor S.A.	1,399	56,673
Aeroports de Paris	215	41,598
Air Liquide S.A.	3,296	419,456
Alstom S.A.	1,201	52,078
Amundi S.A.144A @	462	29,095
Arkema S.A.	503	47,985
Atos S.E.	713	68,832
AXA S.A.	14,767	371,405
BioMerieux	318	26,302
BNP Paribas S.A.	8,561	407,405
Bollore S.A.	7,147	32,318
Bouygues S.A.	1,571	56,161
Bureau Veritas S.A.	1,943	45,584
Capgemini S.E.	1,222	148,280
Carrefour S.A.	4,581	85,606
Casino Guichard Perrachon S.A.	468	20,291
Cie de Saint-Gobain	3,857	139,851
Cie Generale des Etablissements Michelin SCA	1,288	152,170
CNP Assurances	1,195	26,312
Covivio	278	29,504
Credit Agricole S.A.	8,891	107,350
Danone S.A.	4,739	364,909
Dassault Aviation S.A.	18	26,552
Dassault Systemes S.E.	999	148,900
Edenred	1,841	83,840
Eiffage S.A.	634	60,945
Electricite de France S.A.	4,450	60,918

	Number of Shares	Value

France — (continued)
Engie S.A.	14,037	$209,333
EssilorLuxottica S.A.	2,177	237,816
Eurazeo S.E.	318	23,912
Eutelsat Communications S.A.	1,342	23,501
Faurecia S.A.	580	24,415
Gecina S.A.	364	53,846
Getlink S.E.	3,742	56,745
Hermes International	247	163,088
ICADE	232	19,625
Iliad S.A.	205	20,598
Imerys S.A.	213	10,626
Ingenico Group S.A.	455	32,502
Ipsen S.A.	293	40,180
JCDecaux S.A.	510	15,521
Kering S.A.	572	328,102
Klepierre S.A.	1,645	57,557
L’Oreal S.A.	1,937	521,620
Legrand S.A.	2,075	138,922
LVMH Moet Hennessy Louis Vuitton S.E.	2,124	782,345
Natixis S.A.	7,282	39,005
Orange S.A.	15,408	251,199
Pernod Ricard S.A.	1,608	288,735
Peugeot S.A.	4,412	107,661
Publicis Groupe S.A.	1,588	85,025
Remy Cointreau S.A.	159	21,207
Renault S.A.	1,498	99,045
Rexel S.A.	2,198	24,805
Safran S.A.	2,564	351,425
Sanofi	8,591	759,656
Sartorius Stedim Biotech	210	26,609
Schneider Electric S.E.	4,205	330,046
SCOR S.E.	1,198	51,026
SEB S.A.	179	30,137
Societe BIC S.A.	226	20,148
Societe Generale S.A.	5,913	170,848
Sodexo S.A.	698	76,864
Suez	2,717	35,995
Teleperformance	442	79,457
Thales S.A.	831	99,563
TOTAL S.A.	18,236	1,014,826
Ubisoft Entertainment S.A.*	622	55,466
Unibail-Rodamco-Westfield	5,440	44,714
Unibail-Rodamco-Westfield	772	126,556
Valeo S.A.	1,888	54,814
Veolia Environnement S.A.	4,205	94,083
Vinci S.A.	3,835	373,154
Vivendi S.A.	7,827	226,828
Wendel S.A.	185	23,314

		10,832,785

Germany — 7.9%
1&1 Drillisch AG	408	14,540
adidas AG	1,359	330,539
Allianz S.E.	3,214	716,236
Axel Springer S.E.	327	16,904
BASF S.E.	7,000	516,230
Bayer AG	7,155	460,726

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Germany — (continued)
Bayerische Motoren Werke AG	2,505	$193,422
Beiersdorf AG	792	82,452
Brenntag AG	1,140	58,611
Commerzbank AG*	7,915	61,362
Continental AG	852	128,532
Covestro AG144A @	1,472	81,212
Daimler AG	6,958	408,320
Delivery Hero S.E.*144A @	704	25,429
Deutsche Bank AG	15,234	124,188
Deutsche Boerse AG	1,418	181,816
Deutsche Lufthansa AG	1,773	38,973
Deutsche Post AG	7,461	242,804
Deutsche Telekom AG	25,368	421,445
Deutsche Wohnen S.E.	2,669	129,515
E.ON S.E.	16,607	184,807
Evonik Industries AG	1,319	35,995
Fraport AG Frankfurt Airport Services Worldwide	349	26,774
Fresenius Medical Care AG & Co. KGaA	1,627	131,495
Fresenius S.E. & Co. KGaA	3,201	178,911
GEA Group AG	1,350	35,382
Hannover Rueck S.E.	474	68,110
HeidelbergCement AG	1,153	83,111
Henkel AG & Co. KGaA	773	73,554
HOCHTIEF AG	160	23,183
HUGO BOSS AG	454	31,042
Infineon Technologies AG	8,762	173,948
Innogy S.E.*	1,102	47,160
KION Group AG	553	28,938
LANXESS AG	691	36,942
Merck KGaA	1,016	115,998
METRO AG	1,566	26,009
MTU Aero Engines AG	398	90,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,126	266,857
OSRAM Licht AG	667	22,978
ProSiebenSat.1 Media S.E.	1,773	25,242
Puma S.E.	68	39,436
RWE AG	4,065	109,155
SAP S.E.	7,491	865,998
Siemens AG	5,831	627,083
Siemens Healthineers AG144A @	1,145	47,804
Symrise AG	971	87,534
Telefonica Deutschland Holding AG	5,808	18,263
thyssenkrupp AG	3,349	46,069
TUI AG	3,515	33,714
Uniper S.E.	1,539	46,455
United Internet AG	908	33,202
Volkswagen AG	247	40,268
Vonovia S.E.	3,750	194,609
Wirecard AG	897	112,684
Zalando S.E.*144A @	869	33,951

		8,276,128

Hong Kong — 3.7%
AIA Group Ltd.	91,000	909,979
ASM Pacific Technology Ltd.	2,500	27,935

	Number of Shares	Value

Hong Kong — (continued)
BOC Hong Kong Holdings Ltd.	28,000	$116,198
CK Asset Holdings Ltd.	19,670	175,177
CK Hutchison Holdings Ltd.	20,628	216,911
CK Infrastructure Holdings Ltd.	5,000	41,040
CLP Holdings Ltd.	12,500	144,983
Dairy Farm International Holdings Ltd.	2,600	21,827
Galaxy Entertainment Group Ltd.	18,000	122,670
Hang Lung Group Ltd.	7,000	22,503
Hang Lung Properties Ltd.	14,000	34,194
Hang Seng Bank Ltd.	5,900	145,688
Henderson Land Development Co., Ltd.	10,810	68,799
HK Electric Investments & HK Electric Investments Ltd.	20,777	21,232
HKT Trust & HKT Ltd.	30,240	48,615
Hong Kong & China Gas Co., Ltd.	68,951	165,361
Hong Kong Exchanges & Clearing Ltd.	8,765	306,236
Hongkong Land Holdings Ltd.	9,000	64,059
Hysan Development Co., Ltd.	5,140	27,551
Kerry Properties Ltd.	5,509	24,630
Link REIT	15,676	183,529
Melco Resorts & Entertainment Ltd. ADR	1,967	44,435
MGM China Holdings Ltd.	8,400	17,615
MTR Corp., Ltd.	11,671	72,312
New World Development Co., Ltd.	45,832	76,068
NWS Holdings Ltd.	10,013	21,922
PCCW Ltd.	33,068	20,559
Power Assets Holdings Ltd.	10,500	72,848
Shangri-La Asia Ltd.	6,666	9,477
Sino Land Co., Ltd.	22,859	44,261
SJM Holdings Ltd.	17,000	19,434
Sun Hung Kai Properties Ltd.	12,161	209,056
Swire Pacific Ltd., A Shares	3,500	45,083
Swire Properties Ltd.	9,336	40,181
Techtronic Industries Co., Ltd.	10,000	67,347
The Bank of East Asia Ltd.	8,642	28,093
The Wharf Holdings Ltd.	9,000	27,208
WH Group Ltd.144A @	63,823	68,267
Wharf Real Estate Investment Co. Ltd.	9,000	67,074
Wheelock & Co., Ltd.	6,000	44,035
Yue Yuen Industrial Holdings Ltd.	4,500	15,492

		3,899,884

Ireland — 0.8%
AIB Group PLC	6,225	28,013
Bank of Ireland Group PLC	7,345	43,835
CRH PLC	6,115	189,539
Experian PLC	6,923	187,374
James Hardie Industries PLC	3,548	45,777
Kerry Group PLC, A Shares	1,177	131,426
Kingspan Group PLC	1,165	53,983
Paddy Power Betfair PLC	632	48,779
Ryanair Holdings PLC ADR*	173	12,965
Smurfit Kappa Group PLC	1,724	48,184

		789,875

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Isle of Man — 0.0%
GVC Holdings PLC	4,148	$30,242

Israel — 0.5%
Azrieli Group Ltd.	283	16,763
Bank Hapoalim BM	8,292	55,106
Bank Leumi Le-Israel BM	11,337	74,275
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	10,797
Check Point Software Technologies Ltd.*	912	115,359
Elbit Systems Ltd.	186	24,094
Israel Chemicals Ltd.	5,884	30,743
Mizrahi Tefahot Bank Ltd.	783	16,138
Nice Ltd.*	488	59,602
Teva Pharmaceutical Industries Ltd.*	7,232	113,276
Wix.com Ltd.*	300	36,249

		552,402

Italy — 2.0%
Assicurazioni Generali SpA	8,789	162,954
Atlantia SpA	3,881	100,650
Davide Campari-Milano SpA	4,464	43,857
Enel SpA	61,790	395,940
Eni SpA	19,106	337,577
Ferrari N.V.	907	121,854
Intesa Sanpaolo SpA	110,416	269,474
Leonardo SpA	3,179	37,025
Mediobanca Banca di Credito Finanziario SpA	4,539	47,261
Moncler SpA	1,369	55,253
Pirelli & C SpA*144A @	3,060	19,730
Poste Italiane SpA144A @	4,029	39,247
Prysmian SpA	1,822	34,532
Recordati SpA	813	31,679
Snam SpA	17,702	91,062
Telecom Italia SpA*	82,089	51,129
Telecom Italia SpA, RSP	40,890	23,222
Terna Rete Elettrica Nasionale SpA	10,172	64,560
UniCredit SpA	15,097	193,929

		2,120,935

Japan — 23.5%
ABC-Mart, Inc.	200	11,907
Acom Co., Ltd.	3,200	11,441
Aeon Co., Ltd.	4,700	98,443
AEON Financial Service Co., Ltd.	700	14,275
Aeon Mall Co., Ltd.	710	11,685
AGC, Inc.	1,400	49,176
Air Water, Inc.	1,000	14,524
Aisin Seiki Co., Ltd.	1,200	42,959
Ajinomoto Co., Inc.	3,400	54,424
Alfresa Holdings Corp.	1,300	37,046
Alps Alpine Co., Ltd.	1,400	29,271
Amada Holdings Co., Ltd.	2,400	23,813
ANA Holdings, Inc.	800	29,350
Aozora Bank Ltd.	1,000	24,712
Asahi Group Holdings Ltd.	2,700	120,524
Asahi Intecc Co. Ltd.	700	32,966

	Number of Shares	Value

Japan — (continued)
Asahi Kasei Corp.	9,500	$98,384
Asics Corp.	1,000	13,457
Astellas Pharma, Inc.	14,200	213,366
Bandai Namco Holdings, Inc.	1,500	70,426
Benesse Holdings, Inc.	500	13,012
Bridgestone Corp.	4,600	177,254
Brother Industries Ltd.	1,800	33,431
Calbee, Inc.	600	16,205
Canon, Inc.	7,700	223,570
Casio Computer Co., Ltd.	1,500	19,629
Central Japan Railway Co.	1,100	255,691
Chubu Electric Power Co., Inc.	4,500	70,349
Chugai Pharmaceutical Co., Ltd.	1,700	117,094
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	25,437
Concordia Financial Group Ltd.	8,800	34,024
Credit Saison Co., Ltd.	1,000	13,231
CyberAgent, Inc.	800	32,736
Dai Nippon Printing Co., Ltd.	2,000	47,906
Dai-ichi Life Holdings, Inc.	8,100	112,763
Daicel Corp.	2,000	21,782
Daifuku Co. Ltd.	800	41,847
Daiichi Sankyo Co., Ltd.	4,400	203,182
Daikin Industries Ltd.	1,900	223,335
Daito Trust Construction Co., Ltd.	500	69,759
Daiwa House Industry Co., Ltd.	4,300	136,945
Daiwa House REIT Investment Corp.	11	24,402
Daiwa Securities Group, Inc.	13,000	63,366
DeNA Co., Ltd.	800	12,059
Denso Corp.	3,300	128,929
Dentsu, Inc.	1,700	71,948
Disco Corp.	200	28,642
East Japan Railway Co.	2,300	222,102
Eisai Co., Ltd.	1,900	106,907
Electric Power Development Co., Ltd.	1,000	24,385
FamilyMart UNY Holdings Co., Ltd.	2,000	50,982
FANUC Corp.	1,500	256,521
Fast Retailing Co., Ltd.	400	188,384
Fuji Electric Co., Ltd.	800	22,777
FUJIFILM Holdings Corp.	2,900	132,089
Fujitsu Ltd.	1,500	108,479
Fukuoka Financial Group, Inc.	1,200	26,647
Hakuhodo DY Holdings, Inc.	1,500	24,153
Hamamatsu Photonics K.K.	1,000	38,793
Hankyu Hanshin Holdings, Inc.	1,800	67,568
Hikari Tsushin, Inc.	100	18,981
Hino Motors Ltd.	2,000	16,884
Hirose Electric Co., Ltd.	220	23,166
Hisamitsu Pharmaceutical Co., Inc.	400	18,451
Hitachi Chemical Co., Ltd.	800	17,803
Hitachi Construction Machinery Co., Ltd.	700	18,661
Hitachi High-Technologies Corp.	500	20,545
Hitachi Ltd.	7,400	240,431
Hitachi Metals Ltd.	1,400	16,310
Honda Motor Co., Ltd.	12,500	339,510
Hoshizaki Corp.	400	24,831
Hoya Corp.	2,900	192,088

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Japan — (continued)
Hulic Co., Ltd.	2,500	$24,565
Idemitsu Kosan Co., Ltd.	1,756	58,735
IHI Corp.	1,200	28,909
Iida Group Holdings Co., Ltd.	1,000	18,145
Inpex Corp.	8,100	77,055
Isetan Mitsukoshi Holdings Ltd.	2,500	25,292
Isuzu Motors Ltd.	4,000	52,699
ITOCHU Corp.	10,100	183,050
J. Front Retailing Co., Ltd.	2,000	23,831
Japan Airlines Co., Ltd.	800	28,192
Japan Airport Terminal Co., Ltd.	300	12,711
Japan Exchange Group, Inc.	4,000	71,396
Japan Post Bank Co., Ltd.	3,000	32,779
Japan Post Holdings Co., Ltd.	12,300	143,958
Japan Prime Realty Investment Corp.	6	24,699
Japan Real Estate Investment Corp.	10	58,947
Japan Retail Fund Investment Corp.	20	40,192
Japan Tobacco, Inc.	8,300	205,573
JFE Holdings, Inc.	3,800	64,679
JGC Corp.	1,600	21,334
JSR Corp.	1,500	23,337
JTEKT Corp.	1,500	18,522
JXTG Holdings, Inc.	24,090	109,969
Kajima Corp.	3,500	51,775
Kakaku.com, Inc.	1,100	21,192
Kamigumi Co., Ltd.	1,000	23,193
Kaneka Corp.	400	15,017
Kansai Paint Co., Ltd.	1,400	26,761
Kao Corp.	3,700	292,029
Kawasaki Heavy Industries Ltd.	1,000	24,733
KDDI Corp.	13,400	288,600
Keihan Holdings Co., Ltd.	600	25,260
Keikyu Corp.	1,600	27,184
Keio Corp.	800	51,750
Keisei Electric Railway Co., Ltd.	1,000	36,366
Keyence Corp.	782	488,903
Kikkoman Corp.	1,000	49,171
Kintetsu Group Holdings Co., Ltd.	1,300	60,640
Kirin Holdings Co., Ltd.	6,300	150,719
Kobayashi Pharmaceutical Co. Ltd.	400	33,843
Kobe Steel Ltd.	2,600	19,561
Koito Manufacturing Co., Ltd.	800	45,482
Komatsu Ltd.	7,000	163,265
Konami Holdings Corp.	700	30,457
Konica Minolta, Inc.	3,200	31,552
Kose Corp.	200	36,862
Kubota Corp.	7,400	107,561
Kuraray Co., Ltd.	2,600	33,166
Kurita Water Industries Ltd.	800	20,484
Kyocera Corp.	2,400	141,319
Kyowa Hakko Kirin Co., Ltd.	2,000	43,647
Kyushu Electric Power Co., Inc.	2,900	34,254
Kyushu Railway Co.	1,200	39,474
Lawson, Inc.	400	22,190
LINE Corp.*	600	21,129
Lion Corp.	1,500	31,611

	Number of Shares	Value

Japan — (continued)
LIXIL Group Corp.	2,100	$28,068
M3, Inc.	3,000	50,489
Makita Corp.	1,600	55,920
Marubeni Corp.	11,700	81,121
Marui Group Co., Ltd.	1,500	30,329
Maruichi Steel Tube Ltd.	300	8,751
Mazda Motor Corp.	4,500	50,454
McDonald’s Holdings Co., Japan Ltd.	400	18,505
Mebuki Financial Group, Inc.	7,020	17,968
Medipal Holdings Corp.	1,100	26,173
MEIJI Holdings Co., Ltd.	900	73,162
MINEBEA MITSUMI, Inc.	3,000	45,283
MISUMI Group, Inc.	2,200	54,928
Mitsubishi Chemical Holdings Corp.	9,500	67,095
Mitsubishi Corp.	10,300	286,765
Mitsubishi Electric Corp.	14,000	180,634
Mitsubishi Estate Co., Ltd.	8,900	161,490
Mitsubishi Gas Chemical Co., Inc.	1,100	15,756
Mitsubishi Heavy Industries Ltd.	2,400	99,873
Mitsubishi Materials Corp.	900	23,799
Mitsubishi Motors Corp.	5,200	27,706
Mitsubishi Tanabe Pharma Corp.	1,900	25,449
Mitsubishi UFJ Financial Group, Inc.	90,100	445,616
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,867
Mitsui & Co., Ltd.	12,400	192,949
Mitsui Chemicals, Inc.	1,400	33,908
Mitsui Fudosan Co., Ltd.	6,700	168,783
Mitsui OSK Lines Ltd.	1,000	21,576
Mizuho Financial Group, Inc.	181,980	281,609
MonotaRO Co. Ltd.	1,000	22,355
MS&AD Insurance Group Holdings, Inc.	3,690	112,429
Murata Manufacturing Co., Ltd.	4,200	210,189
Nabtesco Corp.	900	26,374
Nagoya Railroad Co., Ltd.	1,400	38,797
NEC Corp.	2,100	71,175
Nexon Co., Ltd.*	3,000	47,179
NGK Insulators Ltd.	2,000	29,138
NGK Spark Plug Co., Ltd.	1,100	20,488
NH Foods Ltd.	800	28,826
Nidec Corp.	1,700	216,469
Nikon Corp.	2,400	33,933
Nintendo Co., Ltd.	800	229,353
Nippon Building Fund, Inc.	10	67,713
Nippon Electric Glass Co., Ltd.	700	18,598
Nippon Express Co., Ltd.	600	33,454
Nippon Paint Holdings Co., Ltd.	1,100	43,421
Nippon Prologis REIT, Inc.	15	31,936
Nippon Steel Corp.	5,917	104,735
Nippon Telegraph & Telephone Corp.	4,800	204,629
Nippon Yusen K.K.	1,300	19,091
Nissan Chemical Corp.	1,000	45,938
Nissan Motor Co., Ltd.	18,100	148,640
Nisshin Seifun Group, Inc.	1,315	30,230
Nissin Foods Holdings Co., Ltd.	500	34,403
Nitori Holdings Co., Ltd.	600	77,577
Nitto Denko Corp.	1,300	68,522

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Japan — (continued)
Nomura Holdings, Inc.	26,000	$93,955
Nomura Real Estate Holdings, Inc.	1,000	19,243
Nomura Real Estate Master Fund, Inc.	28	41,247
Nomura Research Institute Ltd.	910	41,450
NSK Ltd.	3,000	28,207
NTT Data Corp.	5,000	55,279
NTT DOCOMO, Inc.	10,000	221,636
Obayashi Corp.	5,000	50,393
Obic Co., Ltd.	500	50,562
Odakyu Electric Railway Co., Ltd.	2,100	50,960
Oji Holdings Corp.	6,000	37,337
Olympus Corp.	8,800	95,737
Omron Corp.	1,500	70,472
Ono Pharmaceutical Co., Ltd.	2,800	55,021
Oracle Corp. Japan	300	20,175
Oriental Land Co., Ltd.	1,500	170,604
ORIX Corp.	10,200	146,550
Osaka Gas Co., Ltd.	2,900	57,336
Otsuka Corp.	800	29,930
Otsuka Holdings Co., Ltd.	2,900	114,182
Pan Pacific International Holdings Corp.	800	53,003
Panasonic Corp.	17,100	147,438
Park24 Co., Ltd.	800	17,392
Persol Holdings Co. Ltd.	1,400	22,734
Pigeon Corp.	900	36,926
Pola Orbis Holdings, Inc.	800	25,589
Rakuten, Inc.	6,300	59,786
Recruit Holdings Co., Ltd.	8,300	237,965
Renesas Electronics Corp.*	6,600	30,671
Resona Holdings, Inc.	16,400	71,046
Ricoh Co., Ltd.	5,000	52,361
Rinnai Corp.	300	21,242
Rohm Co., Ltd.	700	43,859
Ryohin Keikaku Co., Ltd.	200	50,767
Sankyo Co., Ltd.	400	15,271
Santen Pharmaceutical Co., Ltd.	3,000	44,839
SBI Holdings, Inc.	1,710	38,238
Secom Co., Ltd.	1,600	137,214
Sega Sammy Holdings, Inc.	1,200	14,179
Seibu Holdings, Inc.	1,600	28,034
Seiko Epson Corp.	2,200	33,748
Sekisui Chemical Co., Ltd.	3,000	48,341
Sekisui House Ltd.	4,600	76,229
Seven & i Holdings Co., Ltd.	5,700	215,062
Seven Bank Ltd.	5,300	15,668
SG Holdings Co. Ltd.	700	20,421
Sharp Corp.*	1,200	13,258
Shimadzu Corp.	1,600	46,440
Shimamura Co., Ltd.	200	16,950
Shimano, Inc.	500	81,408
Shimizu Corp.	4,000	34,837
Shin-Etsu Chemical Co., Ltd.	2,800	235,617
Shinsei Bank Ltd.*	1,400	19,921
Shionogi & Co., Ltd.	2,100	130,371
Shiseido Co., Ltd.	2,900	209,974
Showa Denko K.K.	1,000	35,348

	Number of Shares	Value

Japan — (continued)
SMC Corp.	400	$150,783
Softbank Corp.	12,700	143,081
SoftBank Group Corp.	6,300	614,103
Sohgo Security Services Co., Ltd.	500	21,809
Sompo Holdings, Inc.	2,325	86,102
Sony Corp.	9,600	405,324
Sony Financial Holdings, Inc.	1,200	22,646
Stanley Electric Co., Ltd.	1,000	26,948
Subaru Corp.	4,700	107,314
SUMCO Corp.	1,800	20,135
Sumitomo Chemical Co., Ltd.	12,000	56,020
Sumitomo Corp.	8,500	117,846
Sumitomo Dainippon Pharma Co., Ltd.	1,100	27,301
Sumitomo Electric Industries Ltd.	5,900	78,488
Sumitomo Heavy Industries Ltd.	800	26,000
Sumitomo Metal Mining Co., Ltd.	1,800	53,337
Sumitomo Mitsui Financial Group, Inc.	10,200	357,191
Sumitomo Mitsui Trust Holdings, Inc.	2,543	91,393
Sumitomo Realty & Development Co., Ltd.	2,700	112,024
Sumitomo Rubber Industries Ltd.	1,200	14,413
Sundrug Co., Ltd.	600	16,559
Suntory Beverage & Food Ltd.	1,000	47,032
Suzuken Co., Ltd.	640	37,123
Suzuki Motor Corp.	2,600	115,253
Sysmex Corp.	1,300	78,750
T&D Holdings, Inc.	4,300	45,282
Taiheiyo Cement Corp.	800	26,719
Taisei Corp.	1,600	74,436
Taisho Pharmaceutical Holdings Co., Ltd.	300	28,660
Taiyo Nippon Sanso Corp.	1,000	15,269
Takashimaya Co., Ltd.	1,000	13,326
Takeda Pharmaceutical Co., Ltd.	11,195	458,460
TDK Corp.	1,000	78,704
Teijin Ltd.	1,200	19,843
Terumo Corp.	4,600	140,786
The Bank of Kyoto Ltd.	400	16,748
The Chiba Bank Ltd.	5,000	27,189
The Chugoku Electric Power Co., Inc.	2,100	26,213
The Kansai Electric Power Co., Inc.	5,400	79,634
The Shizuoka Bank Ltd.	3,200	24,377
The Yokohama Rubber Co., Ltd.	1,000	18,615
THK Co., Ltd.	1,000	24,836
Tobu Railway Co., Ltd.	1,400	40,462
Toho Co., Ltd.	900	36,204
Toho Gas Co., Ltd.	600	26,983
Tohoku Electric Power Co., Inc.	3,500	44,690
Tokio Marine Holdings, Inc.	4,900	237,389
Tokyo Century Corp.	300	13,075
Tokyo Electric Power Co. Holdings, Inc.*	10,600	67,057
Tokyo Electron Ltd.	1,200	174,070
Tokyo Gas Co., Ltd.	3,000	81,209
Tokyu Corp.	4,000	69,925
Tokyu Fudosan Holdings Corp.	4,000	23,970
Toppan Printing Co., Ltd.	2,000	30,267
Toray Industries, Inc.	11,000	70,195
Toshiba Corp.	5,000	159,369

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Japan — (continued)
Tosoh Corp.	1,800	$28,086
TOTO Ltd.	1,000	42,520
Toyo Seikan Group Holdings Ltd.	1,000	20,513
Toyo Suisan Kaisha Ltd.	600	22,872
Toyoda Gosei Co., Ltd.	400	8,492
Toyota Industries Corp.	1,200	60,299
Toyota Motor Corp.	17,368	1,023,163
Toyota Tsusho Corp.	1,600	52,278
Trend Micro, Inc.	900	43,894
Tsuruha Holdings, Inc.	300	24,433
Unicharm Corp.	3,000	99,457
United Urban Investment Corp.	21	33,153
USS Co., Ltd.	1,500	27,896
Welcia Holdings Co. Ltd.	400	13,590
West Japan Railway Co.	1,300	97,949
Yahoo Japan Corp.	21,700	53,223
Yakult Honsha Co., Ltd.	900	63,102
Yamada Denki Co., Ltd.	5,300	26,139
Yamaguchi Financial Group, Inc.	1,300	11,022
Yamaha Corp.	1,000	50,073
Yamaha Motor Co., Ltd.	2,100	41,308
Yamato Holdings Co., Ltd.	2,300	59,503
Yamazaki Baking Co., Ltd.	1,000	16,256
Yaskawa Electric Corp.	1,800	56,832
Yokogawa Electric Corp.	1,600	33,225
ZOZO, Inc.	1,500	28,359

		24,774,459

Jersey — 0.1%
Ferguson PLC	1,737	110,632

Luxembourg — 0.3%
ArcelorMittal	5,168	104,881
Aroundtown S.A.	5,880	48,502
Eurofins Scientific S.E.	87	36,041
Millicom International Cellular S.A.	489	29,698
RTL Group S.A.	294	16,071
SES S.A.	2,712	42,180
Tenaris S.A.	3,478	48,995

		326,368

Macau — 0.0%
Wynn Macau Ltd.	12,400	29,284

Netherlands — 6.0%
ABN AMRO Group N.V.144A @	3,103	69,956
Adyen N.V.*144A @	56	43,924
Aegon N.V.	14,103	67,744
AerCap Holdings N.V.*	913	42,491
Airbus S.E.	4,418	585,548
Akzo Nobel N.V.	1,696	150,662
ASML Holding N.V.	3,087	580,204
CNH Industrial N.V.	7,476	76,171
EXOR N.V.	848	55,073
Heineken Holding N.V.	885	88,800
Heineken N.V.	1,934	204,413
ING Groep N.V.	29,578	358,407

	Number of Shares	Value

Netherlands — (continued)
Koninklijke Ahold Delhaize N.V.	8,880	$236,420
Koninklijke DSM N.V.	1,379	150,429
Koninklijke KPN N.V.	25,935	82,328
Koninklijke Philips N.V.	7,150	292,133
Koninklijke Vopak N.V.	584	27,972
NN Group N.V.	2,336	97,193
NXP Semiconductors N.V.	2,596	229,460
QIAGEN N.V.*	1,662	67,464
Randstad N.V.	923	45,068
Royal Dutch Shell PLC, A Shares	34,168	1,073,766
Royal Dutch Shell PLC, B Shares	28,392	897,350
Unilever N.V.	11,630	678,049
Wolters Kluwer N.V.	2,186	148,931

		6,349,956

New Zealand — 0.2%
a2 Milk Co. Ltd.*	5,597	54,764
Auckland International Airport Ltd.	8,075	44,797
Fisher & Paykel Healthcare Corp. Ltd.	4,362	46,696
Fletcher Building Ltd.	5,870	19,796
Meridian Energy Ltd.	7,526	21,470
Ryman Healthcare Ltd.	2,831	23,638
Spark New Zealand Ltd.	14,196	36,773

		247,934

Norway — 0.7%
Aker BP ASA	827	29,493
DNB ASA	7,620	140,359
Equinor ASA	9,013	197,565
Gjensidige Forsikring ASA	1,418	24,511
Mowi ASA	2,950	65,906
Norsk Hydro ASA	10,203	41,493
Orkla ASA	6,430	49,381
Schibsted ASA, B Shares	698	25,007
Telenor ASA	5,795	116,039
Yara International ASA	1,259	51,587

		741,341

Portugal — 0.2%
Banco Espirito Santo S.A.*	27,017	0
EDP - Energias de Portugal S.A.	18,562	73,030
Galp Energia SGPS S.A.	3,702	59,320
Jeronimo Martins SGPS S.A.	2,107	31,111

		163,461

Singapore — 1.4%
Ascendas Real Estate Investment Trust	19,362	41,616
CapitaLand Commercial Trust	18,656	26,729
CapitaLand Ltd.	18,600	50,186
CapitaLand Mall Trust	21,700	38,132
City Developments Ltd.	3,000	20,077
ComfortDelGro Corp. Ltd.	15,200	28,890
DBS Group Holdings Ltd.	13,810	257,790
Genting Singapore Ltd.	46,800	36,000
Golden Agri-Resources Ltd.	65,000	13,439
Jardine Cycle & Carriage Ltd.	611	14,676
Jardine Matheson Holdings Ltd.	1,600	99,887
Keppel Corp. Ltd.	11,600	53,376

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Singapore — (continued)
Oversea-Chinese Banking Corp. Ltd.	24,133	$197,301
SATS Ltd.	5,300	20,029
Sembcorp Industries Ltd.	9,000	16,974
Singapore Airlines Ltd.	4,000	28,562
Singapore Exchange Ltd.	6,000	32,434
Singapore Press Holdings Ltd.	12,400	22,095
Singapore Technologies Engineering Ltd.	12,000	33,185
Singapore Telecommunications Ltd.	63,200	141,108
Suntec Real Estate Investment Trust	16,000	23,054
United Overseas Bank Ltd.	10,337	192,862
UOL Group Ltd.	4,307	22,142
Venture Corp. Ltd.	2,100	27,901
Wilmar International Ltd.	12,500	30,564

		1,469,009

Spain — 2.9%
ACS Actividades de Construccion y Servicios S.A.	1,971	86,649
Aena SME S.A. 144A @	527	94,961
Amadeus IT Group S.A.	3,314	265,615
Banco Bilbao Vizcaya Argentaria S.A.	50,302	287,419
Banco de Sabadell S.A.	40,310	40,178
Banco Santander S.A.	124,028	575,931
Bankia S.A.	9,428	24,445
Bankinter S.A.	4,820	36,737
CaixaBank S.A.	28,028	87,649
Enagas S.A.	1,740	50,656
Endesa S.A.	2,463	62,857
Ferrovial S.A.	3,996	93,641
Grifols S.A.	2,111	59,193
Iberdrola S.A.	46,372	407,138
Industria de Diseno Textil S.A.	8,378	246,326
Mapfre S.A.	8,177	22,539
Naturgy Energy Group S.A.	2,579	72,185
Red Electrica Corp. S.A.	3,066	65,357
Repsol S.A.	10,450	178,782
Siemens Gamesa Renewable Energy S.A.	1,855	29,568
Telefonica S.A.	35,233	295,144

		3,082,970

Sweden — 2.4%
Alfa Laval AB	2,088	47,984
Assa Abloy AB, B Shares	7,608	164,198
Atlas Copco AB, A Shares	5,080	136,657
Atlas Copco AB, B Shares	2,942	72,969
Boliden AB	1,973	56,229
Electrolux AB, B Shares	1,720	44,292
Epiroc AB, A Shares*	5,080	51,306
Epiroc AB, B Shares*	2,942	28,187
Essity AB, B Shares	4,611	133,066
Hennes & Mauritz AB, B Shares	6,503	108,491
Hexagon AB, B Shares	1,938	101,285
Husqvarna AB, B Shares	2,834	23,178
ICA Gruppen AB	521	20,917
Industrivarden AB, C Shares	1,227	25,731
Investor AB, B Shares	3,449	155,470
Kinnevik AB, B Shares	1,832	47,515

	Number of Shares	Value

Sweden — (continued)
L E Lundbergforetagen AB, B Shares	602	$19,065
Lundin Petroleum AB	1,488	50,387
Sandvik AB	8,817	143,401
Securitas AB, B Shares	2,230	36,073
Skandinaviska Enskilda Banken AB, A Shares	12,734	110,314
Skanska AB, B Shares	2,417	43,957
SKF AB, B Shares	2,667	44,372
Svenska Handelsbanken AB, A Shares	11,598	122,452
Swedbank AB, A Shares	6,908	97,630
Swedish Match AB	1,295	66,074
Tele2 AB, B Shares	3,797	50,664
Telefonaktiebolaget LM Ericsson, B Shares	23,294	214,582
Telia Co AB	22,078	99,520
Volvo AB, B Shares	11,928	185,076

		2,501,042

Switzerland — 9.3%
ABB Ltd.	14,109	265,170
Adecco Group AG	1,232	65,794
Baloise Holding AG	370	61,152
Barry Callebaut AG	17	30,728
Chocoladefabriken Lindt & Spruengli AG	1	78,232
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	54,395
Cie Financiere Richemont S.A.	3,965	289,260
Clariant AG*	1,425	29,994
Coca-Cola HBC AG*	1,625	55,411
Credit Suisse Group AG*	19,556	227,953
Dufry AG*	255	26,813
EMS-Chemie Holding AG	65	35,285
Geberit AG	291	119,016
Givaudan S.A.*	71	181,727
Glencore PLC*	86,016	356,466
Julius Baer Group Ltd.*	1,680	67,960
Kuehne + Nagel International AG	402	55,157
LafargeHolcim Ltd.*	3,769	186,349
Lonza Group AG*	560	173,856
Nestle S.A.	23,294	2,221,092
Novartis AG	16,521	1,587,991
Pargesa Holding S.A.	272	21,332
Partners Group Holding AG	130	94,570
Roche Holding AG	5,354	1,475,321
Schindler Holding AG	145	30,020
Schindler Holding AG, Participation Certificates	304	63,079
SGS S.A.	40	99,628
Sika AG	960	134,258
Sonova Holding AG	439	86,997
STMicroelectronics N.V.	5,335	79,131
Straumann Holding AG	74	60,495
Swiss Life Holding AG*	251	110,591
Swiss Prime Site AG*	579	50,750
Swiss Re AG	2,281	222,957
Swisscom AG	202	98,833
Temenos AG*	461	68,014
The Swatch Group AG	234	67,018

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Switzerland — (continued)
The Swatch Group AG, Registered Shares	425	$23,533
UBS Group AG*	29,486	357,770
Vifor Pharma AG	334	45,200
Zurich Insurance Group AG	1,150	380,692

		9,739,990

United Kingdom — 14.0%
3i Group PLC	7,597	97,420
Admiral Group PLC	1,518	42,938
Anglo American PLC	8,060	215,577
Antofagasta PLC	2,581	32,473
Ashtead Group PLC	3,679	88,939
Associated British Foods PLC	2,750	87,445
AstraZeneca PLC	9,593	765,731
Auto Trader Group PLC 144A @	6,702	45,583
Aviva PLC	30,574	164,410
Babcock International Group PLC	1,759	11,318
BAE Systems PLC	24,719	155,379
Barclays PLC	129,742	261,337
Barratt Developments PLC	7,726	60,351
Berkeley Group Holdings PLC	1,009	48,508
BP PLC	154,158	1,119,420
British American Tobacco PLC	14,728	614,423
British American Tobacco PLC ADR	2,624	109,473
BT Group PLC	63,070	183,240
Bunzl PLC	2,529	83,473
Burberry Group PLC	3,173	80,870
Carnival PLC	1,266	62,576
Centrica PLC	43,976	65,507
Coca-Cola European Partners PLC	1,676	86,387
Compass Group PLC	11,986	282,013
ConvaTec Group PLC 144A @	9,301	17,162
Croda International PLC	1,046	68,720
DCC PLC	683	59,096
Diageo PLC	18,339	750,473
Direct Line Insurance Group PLC	9,937	45,713
easyJet PLC	1,334	19,435
Fiat Chrysler Automobiles N.V.*	8,001	119,501
Fresnillo PLC	1,565	17,736
G4S PLC	12,521	29,962
GlaxoSmithKline PLC	37,568	780,509
Hammerson PLC	6,517	28,530
Hargreaves Lansdown PLC	2,059	50,021
HSBC Holdings PLC	151,388	1,230,163
Imperial Brands PLC	7,183	245,711
Informa PLC	9,584	92,937
InterContinental Hotels Group PLC	1,282	77,154
Intertek Group PLC	1,257	79,630
Investec PLC	4,543	26,180
ITV PLC	27,237	45,130
J. Sainsbury PLC	12,992	39,868
John Wood Group PLC	5,233	34,591
Johnson Matthey PLC	1,520	62,334
Kingfisher PLC	16,836	51,632
Land Securities Group PLC	5,379	64,043
Legal & General Group PLC	46,330	166,262
Lloyds Banking Group PLC	537,005	435,072

	Number of Shares	Value

United Kingdom — (continued)
London Stock Exchange Group PLC	2,325	$143,816
Marks & Spencer Group PLC	12,979	47,105
Meggitt PLC	5,739	37,622
Melrose Industries PLC	36,991	88,355
Merlin Entertainments PLC 144A @	5,527	24,742
Micro Focus International PLC	3,425	89,048
Mondi PLC	2,860	63,330
National Grid PLC	26,160	290,386
Next PLC	1,027	74,628
NMC Health PLC	796	23,726
Pearson PLC	5,773	62,982
Persimmon PLC	2,313	65,425
Prudential PLC	19,917	399,248
Reckitt Benckiser Group PLC	5,080	422,773
RELX PLC	7,932	169,740
RELX PLC	6,969	148,960
Rio Tinto PLC	8,731	507,475
Rolls-Royce Holdings PLC*	12,875	151,625
Royal Bank of Scotland Group PLC	36,711	118,213
Royal Mail PLC	7,054	21,919
RSA Insurance Group PLC	7,501	49,639
Schroders PLC	960	33,804
Segro PLC	7,465	65,529
Severn Trent PLC	1,743	44,889
Smith & Nephew PLC	6,827	135,578
Smiths Group PLC	2,951	55,222
SSE PLC	8,095	125,245
St. James’s Place PLC	4,100	54,945
Standard Chartered PLC	21,440	165,268
Standard Life Aberdeen PLC	18,172	62,458
Taylor Wimpey PLC	25,341	57,960
Tesco PLC	74,311	224,903
The British Land Co. PLC	6,815	52,323
The Sage Group PLC	7,752	70,853
The Weir Group PLC	1,767	35,915
Unilever PLC	8,386	482,723
United Utilities Group PLC	4,874	51,765
Vodafone Group PLC	204,986	373,538
Whitbread PLC	1,345	89,007
Wm Morrison Supermarkets PLC	16,162	47,946
WPP PLC	9,426	99,577

		14,732,561

TOTAL COMMON STOCKS (Cost $82,738,969)		102,917,166

PREFERRED STOCKS — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG	454	29,888
FUCHS PETROLUB S.E.	492	20,310
Henkel AG & Co. KGaA	1,385	141,512
Porsche Automobil Holding S.E.	1,203	75,492
Sartorius AG	272	46,745
Volkswagen AG	1,404	221,349

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value
PREFERRED STOCKS — (continued)

TOTAL PREFERRED STOCKS (Cost $440,255)		$535,296

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $555,159)	555,159	555,159

TOTAL INVESTMENTS — 98.9% (Cost $83,734,383)		104,007,621

Other Assets & Liabilities — 1.1%		1,198,831

TOTAL NET ASSETS — 100.0%		$105,206,452

*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $751,349, which represents 0.7% of the Fund’s net assets.

PLC — Public Limited Company.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value
Advertising	0.3%	$296,224
Aerospace & Defense	1.6%	1,655,177
Agriculture	1.2%	1,285,257
Airlines	0.1%	157,477
Apparel	1.8%	1,839,624
Auto Manufacturers	3.1%	3,156,770
Auto Parts & Equipment	1.1%	1,098,837
Banks	11.0%	11,299,622
Beverages	2.5%	2,554,930
Biotechnology	0.6%	656,255
Building & Real Estate	0.2%	183,736
Building Materials	1.4%	1,404,380
Building-Maintenance Service	—%	39,807
Chemicals	3.2%	3,250,383
Commercial Services	2.1%	2,189,513
Computers	0.7%	693,125
Cosmetics & Personal Care	2.6%	2,630,358
Distribution & Wholesale	1.1%	1,122,790
Diversified	—%	41,616
Diversified Financial Services	2.1%	2,182,830
Diversified Operations	0.2%	199,539
Electric	2.6%	2,680,593
Electrical Components & Equipment	1.2%	1,217,072
Electronics	1.6%	1,650,370
Energy-Alternate Sources	0.2%	226,156
Engineering & Construction	1.3%	1,331,010
Entertainment	0.4%	455,990

Environmental Control	—%	$20,484
Food	4.9%	5,038,735
Food Service	0.1%	76,864
Forest Products & Paper	0.3%	323,222
Gas	0.9%	900,685
Hand & Machine Tools	0.6%	586,805
Healthcare Products	1.4%	1,489,681
Healthcare Services	0.5%	518,862
Holding Companies	0.4%	410,717
Home Builders	0.3%	328,168
Home Furnishings	0.6%	665,280
Hotels & Resorts	0.2%	166,846
Household Products & Wares	0.5%	516,475
Insurance	5.6%	5,762,408
Internet	0.5%	539,966
Investment Companies	0.3%	303,302
Iron & Steel	0.5%	484,400
Leisure Time	0.3%	296,372
Lodging	0.4%	455,209
Machinery - Construction & Mining	0.8%	836,088
Machinery - Diversified	1.0%	984,294
Media	0.7%	682,127
Metal Fabricate/Hardware	0.3%	349,451
Mining	2.7%	2,785,074
Miscellaneous Manufacturing	1.0%	1,049,494
Mixed Industrial/Office	0.3%	323,486
Office & Business Equipment	0.3%	341,231
Oil & Gas	5.7%	5,893,241
Packaging and Containers	0.1%	119,762
Pharmaceuticals	8.6%	8,815,662
Pipelines	0.1%	93,755
Real Estate	2.0%	2,033,618
Real Estate Investment Trusts	1.2%	1,209,156
Real Estate Management Services	0.2%	194,609
Retail	2.2%	2,247,043
Semiconductors	1.3%	1,359,413
Shipbuilding	—%	21,098
Software	1.8%	1,818,514
Telecommunications	4.5%	4,599,468
Textiles	0.1%	123,204
Toys, Games & Hobbies	0.3%	299,779
Transportation	2.0%	2,029,525
Venture Capital	0.1%	97,420
Water	0.2%	226,732

	100.0%	$102,917,166

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,524,193	$74,120	$7,450,073	$—
Austria	246,651	—	246,651	—
Belgium	1,064,015	—	1,064,015	—
Bermuda	63,767	—	63,767	—
China	154,997	26,400	128,597	—
Denmark	1,853,975	—	1,853,975	—
Finland	1,238,310	—	1,238,310	—
France	10,832,785	230,601	10,602,184	—
Germany	8,276,128	112,025	8,164,103	—
Hong Kong	3,899,884	93,050	3,806,834	—
Ireland	789,875	12,965	776,910	—
Isle of Man	30,242	—	30,242	—
Israel	552,402	151,608	400,794	—
Italy	2,120,935	—	2,120,935	—
Japan	24,774,459	—	24,774,459	—
Jersey	110,632	—	110,632	—
Luxembourg	326,368	42,180	284,188	—
Macau	29,284	—	29,284	—
Netherlands	6,349,956	271,951	6,078,005	—
New Zealand	247,934	—	247,934	—
Norway	741,341	25,007	716,334	—
Portugal	163,461	—	163,461	—
Singapore	1,469,009	—	1,469,009	—
Spain	3,082,970	—	3,082,970	—
Sweden	2,501,042	—	2,501,042	—
Switzerland	9,739,990	78,232	9,661,758	—
United Kingdom	14,732,561	109,473	14,623,088	—

TOTAL COMMON STOCKS	102,917,166	1,227,612	101,689,554	—

PREFERRED STOCKS	535,296	—	535,296	—

SHORT-TERM INVESTMENTS	555,159	555,159	—	—

TOTAL INVESTMENTS	$104,007,621	$1,782,771	$102,224,850	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(31,352)	$(31,352)	$—	$—

TOTAL LIABILITIES - OTHER FINANCIAL INSTRUMENTS	$(31,352)	$(31,352)	$—	$—

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$755
Change in Appreciation/(Depreciation)	8
Realized Gain (Loss)	(763)

Balance as of 03/31/2019	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $111,732 was transferred from Level 1 into Level 2 at 03/31/19 as the Fund utilized third-party vendor modeling tools to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

An amount of $451,228 was transferred from Level 2 into Level 1 at 03/31/19 as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	6/21/2019	20	50	1,866	1,866,400	$—	$(31,352)

							$—	$(31,352)

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value
COMMON STOCKS — 94.3%

Australia — 1.6%
CSL Ltd.	36,238	$5,028,115

Belgium — 3.4%
Anheuser-Busch InBev N.V.	130,907	10,988,930

Brazil — 0.9%
Equatorial Energia SA	135,179	2,756,853

Canada — 10.2%
Alimentation Couche-Tard, Inc., Class B	219,114	12,907,288
Canadian National Railway Co.	106,674	9,549,452
Constellation Software, Inc.	12,028	10,193,220

		32,649,960

China — 3.5%
Alibaba Group Holding Ltd. ADR*	39,154	7,143,647
Tencent Holdings Ltd.	90,530	4,163,276

		11,306,923

France — 11.7%
Air Liquide S.A.	36,126	4,597,468
L’Oreal S.A.	23,000	6,193,731
LVMH Moet Hennessy Louis Vuitton S.E.	9,383	3,456,092
Safran S.A.	60,007	8,224,644
Teleperformance	45,145	8,115,613
Vinci S.A.	69,991	6,810,283

		37,397,831

Germany — 5.2%
Fresenius S.E. & Co. KGaA	128,602	7,187,849
SAP S.E.	81,211	9,388,404

		16,576,253

Hong Kong — 2.0%
Techtronic Industries Co., Ltd.	954,788	6,430,164

India — 8.3%
HDFC Bank Ltd.	452,767	15,192,133
Housing Development Finance Corp. Ltd.	232,685	6,608,937
Power Grid Corp. of India Ltd.	1,723,995	4,925,088

		26,726,158

Ireland — 3.9%
Kingspan Group PLC	105,675	4,896,672
Medtronic PLC	52,365	4,769,404
Paddy Power Betfair PLC	37,433	2,889,153

		12,555,229

Japan — 2.7%
Keyence Corp.	14,078	8,801,496

Mexico — 1.4%
Wal-Mart de Mexico S.A.B. de C.V.	1,702,282	4,550,761

Netherlands — 5.1%
Heineken N.V.	49,984	5,283,035
Unilever N.V.	191,184	11,146,352

		16,429,387

	Number of Shares	Value

Singapore — 1.9%
United Overseas Bank Ltd.	323,200	$6,030,073

Spain — 3.8%
Grifols S.A.	189,721	5,319,809
Industria de Diseno Textil S.A.	236,302	6,947,650

		12,267,459

Sweden — 0.8%
Svenska Handelsbanken AB, A Shares	258,881	2,733,265

Switzerland — 3.6%
Nestle S.A.	120,768	11,515,278

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	82,832	3,392,799

United Kingdom — 14.0%
Ashtead Group PLC	159,023	3,844,342
Bunzl PLC	284,887	9,403,047
DCC PLC	70,874	6,132,301
Diageo PLC	125,906	5,152,358
London Stock Exchange Group PLC	77,941	4,821,147
Reckitt Benckiser Group PLC	60,619	5,044,898
RELX PLC	350,945	7,501,346
Rentokil Initial PLC	666,198	3,068,714

		44,968,153

United States — 9.2%
Alphabet, Inc., Class C*	6,789	7,965,602
Booking Holdings, Inc.*	6,040	10,539,256
Mastercard, Inc., Class A	46,301	10,901,570

		29,406,428

TOTAL COMMON STOCKS (Cost $263,156,510)		302,511,515

PREFERRED STOCKS — 1.3%

Brazil — 1.3%
Itau Unibanco Holding S.A. ADR (Cost $4,762,886)	474,522	4,180,539

SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $11,564,405)	11,564,405	11,564,405

TOTAL INVESTMENTS — 99.2% (Cost $279,483,801)		318,256,459

Other Assets & Liabilities — 0.8%		2,528,718

TOTAL NET ASSETS — 100.0%		$320,785,177

*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

INTERNATIONAL EQUITY FUND

Country Weightings as of 03/31/2019 ††
United Kingdom	14%
United States	13
France	12
Canada	10
India	9
Germany	5
Netherlands	5
Other	32
Total	100%

†† % of total investments as of March 31, 2019

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value
Aerospace & Defense	2.7%	$8,224,644
Apparel	1.1%	3,456,092
Banks	7.9%	23,955,471
Beverages	7.1%	21,424,323
Biotechnology	1.7%	5,028,115
Building Materials	1.6%	4,896,672
Chemicals	1.5%	4,597,468
Commercial Services	4.8%	14,414,402
Computers	2.7%	8,115,613
Cosmetics & Personal Care	5.7%	17,340,083
Distribution & Wholesale	3.1%	9,403,047
Diversified Financial Services	7.4%	22,331,654
Electric	2.5%	7,681,941
Electronics	2.9%	8,801,496
Engineering & Construction	2.2%	6,810,283
Entertainment	1.0%	2,889,153
Food	3.8%	11,515,278
Hand & Machine Tools	2.1%	6,430,164
Healthcare Products	1.6%	4,769,404
Healthcare Services	2.4%	7,187,849
Household Products & Wares	1.7%	5,044,898
Internet	9.8%	29,811,781
Oil & Gas	2.0%	6,132,301
Pharmaceuticals	1.8%	5,319,809
Retail	8.1%	24,405,699
Semiconductors	1.1%	3,392,799
Software	6.5%	19,581,624
Transportation	3.2%	9,549,452

	100.0%	$302,511,515

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Australia	$5,028,115	$—	$5,028,115	$—
Belgium	10,988,930	—	10,988,930	—
Brazil	2,756,853	2,756,853	—	—
Canada	32,649,960	32,649,960	—	—
China	11,306,923	7,143,647	4,163,276	—
France	37,397,831	—	37,397,831	—
Germany	16,576,253	—	16,576,253	—
Hong Kong	6,430,164	—	6,430,164	—
India	26,726,158	—	26,726,158	—
Ireland	12,555,229	4,769,404	7,785,825	—
Japan	8,801,496	—	8,801,496	—
Mexico	4,550,761	4,550,761	—	—
Netherlands	16,429,387	—	16,429,387	—
Singapore	6,030,073	—	6,030,073	—
Spain	12,267,459	—	12,267,459	—
Sweden	2,733,265	—	2,733,265	—
Switzerland	11,515,278	—	11,515,278	—
Taiwan	3,392,799	3,392,799	—	—
United Kingdom	44,968,153	—	44,968,153	—
United States	29,406,428	29,406,428	—	—

TOTAL COMMON STOCKS	302,511,515	84,669,852	217,841,663	—

PREFERRED STOCKS	4,180,539	4,180,539	—	—

SHORT-TERM INVESTMENTS	11,564,405	11,564,405	—	—

TOTAL INVESTMENTS	$318,256,459	$100,414,796	$217,841,663	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value
COMMON STOCKS — 92.4%

Argentina — 0.3%
Grupo Financiero Galicia S.A. ADR	17,711	$451,985

Brazil — 5.1%
Ambev S.A.	494,511	2,125,639
Atacadao Distribuicao Comercio e Industria Ltda	156,349	802,240
B3 S.A. - Brasil Bolsa Balcao	209,952	1,709,495
Lojas Renner S.A.	132,767	1,476,413
Petroleo Brasileiro S.A.	222,413	1,761,535

		7,875,322

Chile — 1.9%
Banco Santander Chile	9,888,550	743,852
Banco Santander Chile ADR	6,348	188,853
S.A.C.I. Falabella	259,984	1,933,151

		2,865,856

China — 19.6%
Alibaba Group Holding Ltd. ADR*	25,597	4,670,173
Anhui Conch Cement Co., Ltd., Class H	197,000	1,205,424
Baidu, Inc. ADR*	5,000	824,250
Bank of China Ltd., Class H	6,559,000	2,980,871
China Construction Bank Corp., Class H	4,907,930	4,212,813
China Life Insurance Co. Ltd., Class H	417,000	1,124,287
China Pacific Insurance Group Co. Ltd., Class H	382,200	1,501,753
New Oriental Education & Technology Group, Inc. ADR*	13,959	1,257,566
PetroChina Co. Ltd., Class H	1,512,000	989,775
Pinduoduo, Inc. ADR*	12,586	312,133
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	183,500	399,941
Shenzhou International Group Holdings Ltd.	141,200	1,897,053
Sinopharm Group Co. Ltd., Class H	93,200	388,586
TAL Education Group ADR*	19,872	716,982
Tencent Holdings Ltd.	161,000	7,404,035
Yihai International Holding Ltd.	22,000	98,010

		29,983,652

Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	297,392	1,170,480

Germany — 1.0%
adidas AG	6,257	1,521,843

Hong Kong — 5.2%
China Mengniu Dairy Co. Ltd.*	420,000	1,563,162
China Mobile Ltd.	203,000	2,071,479
China Overseas Land & Investment Ltd.	268,000	1,019,877
China Resources Beer Holdings Co. Ltd.	186,000	784,518
China Resources Land Ltd.	88,000	395,465
China Resources Power Holdings Co. Ltd.	234,000	351,935
China Unicom Hong Kong Ltd.	776,000	988,023
CSPC Pharmaceutical Group Ltd.	436,000	812,330

		7,986,789

Hungary — 2.2%
OTP Bank NYRT	49,589	2,186,173

	Number of Shares	Value

Hungary — (continued)
Richter Gedeon NYRT	59,847	$1,130,652

		3,316,825

India — 9.7%
Ashok Leyland Ltd.	967,143	1,273,731
Eicher Motors Ltd.	3,091	916,438
Housing Development Finance Corp. Ltd.	50,235	1,426,821
ICICI Bank Ltd.	193,242	1,116,344
ICICI Bank Ltd. ADR	67,400	772,404
ICICI Prudential Life Insurance Co. Ltd.144A @	55,333	279,724
IndusInd Bank Ltd.	58,084	1,492,383
L&T Finance Holdings Ltd.	289,275	636,420
Larsen & Toubro Ltd.	48,912	978,445
Marico Ltd.	327,736	1,639,647
Maruti Suzuki India Ltd.	15,312	1,474,078
Shree Cement Ltd.	6,333	1,706,507
Tata Consultancy Services Ltd.	40,032	1,157,008

		14,869,950

Indonesia — 5.4%
Astra International Tbk PT	2,258,300	1,159,585
Bank Central Asia Tbk PT	1,198,100	2,337,953
Bank Mandiri Persero Tbk PT*	2,105,100	1,104,639
Bank Rakyat Indonesia Tbk PT	4,373,800	1,269,978
Telekomunikasi Indonesia Persero Tbk PT	4,478,800	1,237,985
Unilever Indonesia Tbk PT	332,200	1,149,594

		8,259,734

Malaysia — 2.4%
Malayan Banking Bhd	480,901	1,092,763
Malaysia Airports Holdings Bhd	342,000	607,493
Public Bank Bhd	197,700	1,122,426
Sime Darby Plantation Bhd	639,500	786,902

		3,609,584

Mexico — 5.4%
Alsea S.A.B.de C.V.	334,557	700,475
Fomento Economico Mexicano S.A.B. de C.V. ADR	23,618	2,179,469
Grupo Financiero Banorte S.A.B. de C.V., Series O	446,750	2,427,057
Infraestructura Energetica Nova S.A.B. de C.V.	256,948	1,032,544
Wal-Mart de Mexico S.A.B. de C.V.	711,557	1,902,227

		8,241,772

Peru — 2.5%
Cia de Minas Buenaventura S.A.A. ADR	134,278	2,320,324
Credicorp Ltd.	6,423	1,541,199

		3,861,523

Philippines — 1.4%
Ayala Corp.	32,790	587,216
Ayala Land, Inc.	476,500	407,729
SM Investments Corp.	65,590	1,167,875

		2,162,820

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value
COMMON STOCKS — (continued)

Poland — 1.8%
LPP S.A.	619	$1,342,117
Santander Bank Polska S.A.	14,349	1,425,088

		2,767,205

Portugal — 1.4%
Jeronimo Martins SGPS S.A.	147,760	2,181,740

Russia — 4.5%
MMC Norilsk Nickel PJSC ADR	75,438	1,586,084
Sberbank of Russia PJSC ADR	151,876	2,016,244
X5 Retail Group N.V. GDR	63,023	1,570,533
Yandex N.V., Class A*	49,129	1,687,090

		6,859,951

South Africa — 5.3%
AVI Ltd.	149,400	934,892
Capitec Bank Holdings Ltd.	21,714	2,031,616
Clicks Group Ltd.	96,552	1,232,667
Reunert Ltd.	144,657	711,818
Sanlam Ltd.	316,351	1,623,637
The Bidvest Group Ltd.	111,549	1,502,474

		8,037,104

South Korea — 4.4%
BGF retail Co. Ltd.	1,897	365,161
E-MART, Inc.	2,196	333,140
GS Retail Co. Ltd.	9,531	329,085
LG Household & Health Care Ltd.	859	1,073,444
NAVER Corp.	8,485	928,618
NCSoft Corp.	417	182,306
S-Oil Corp.	6,356	501,692
Samsung Biologics Co. Ltd.*144A @	532	150,167
Samsung Electronics Co. Ltd.	74,524	2,939,445

		6,803,058

Taiwan — 8.8%
ASE Technology Holding Co. Ltd.*	316,258	693,749
Cathay Financial Holding Co., Ltd.	610,000	891,046
CTBC Financial Holding Co. Ltd.	1,278,000	848,702
Eclat Textile Co. Ltd.	38,000	512,404
Hon Hai Precision Industry Co. Ltd.	132,112	315,736
Largan Precision Co. Ltd.	3,000	449,952
MediaTek, Inc.	96,000	882,655
Mega Financial Holding Co. Ltd.	775,000	706,038
Nanya Technology Corp.	109,000	217,990
President Chain Store Corp.	18,000	177,443
Taiwan Cement Corp.	197,000	264,133
Taiwan Semiconductor Manufacturing Co. Ltd.	868,769	6,958,022
Vanguard International Semiconductor Corp.	221,000	477,973

		13,395,843

Thailand — 1.6%
Bangkok Dusit Medical Services PCL, Class F	971,200	758,965
CP ALL PCL	228,200	537,738
PTT PCL	812,800	1,222,229

		2,518,932

	Number of Shares	Value

Turkey — 1.7%
Haci Omer Sabanci Holding A.S.	934,116	$1,317,936
Tupras Turkiye Petrol Rafinerilieri A.S.	58,166	1,304,546

		2,622,482

TOTAL COMMON STOCKS (Cost $128,260,248)		141,364,450

PREFERRED STOCKS — 3.5%

Brazil — 3.5%
Banco Bradesco S.A.	114,156	1,247,877
Itau Unibanco Holding S.A.	279,068	2,438,330
Petroleo Brasileiro S.A.	234,222	1,664,832

TOTAL PREFERRED STOCKS (Cost $3,927,067)		5,351,039

SHORT-TERM INVESTMENTS — 4.8%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.36%) (Cost $7,414,207)	7,414,207	7,414,207

TOTAL INVESTMENTS — 100.7% (Cost $139,601,522)		154,129,696

Other Assets & Liabilities — (0.7)%		(1,089,077)

TOTAL NET ASSETS — 100.0%		$153,040,619

*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $429,891, which represents 0.3% of the Fund’s net assets.

GDR — Global Depository Receipt.

ADR — American Depository Receipt.

PCL — Public Company Limited.

PJSC — Private Joint Stock Company

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value
Agriculture	0.6%	$786,902
Apparel	3.7%	5,273,417
Auto Manufacturers	2.6%	3,664,247
Banks	21.0%	29,653,505
Beverages	3.0%	4,305,108
Biotechnology	0.1%	150,167
Building Materials	2.3%	3,176,064
Commercial Services	1.4%	1,974,548
Computers	0.8%	1,157,008
Cosmetics & Personal Care	0.8%	1,073,444
Distribution & Wholesale	0.5%	711,818
Diversified Financial Services	5.2%	7,359,092
Electric	1.0%	1,384,479

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

EMERGING MARKETS EQUITY FUND

Electronics	0.2%	$315,736
Engineering & Construction	1.1%	1,585,938
Food	3.8%	5,413,445
Healthcare Services	0.5%	758,965
Holding Companies	2.2%	3,037,346
Household Products & Wares	2.0%	2,789,241
Insurance	3.8%	5,420,447
Internet	11.1%	15,696,472
Mining	2.8%	3,906,408
Miscellaneous Manufacturing	0.3%	449,952
Oil & Gas	4.1%	5,779,777
Pharmaceuticals	1.7%	2,331,568
Real Estate	1.7%	2,410,287
Retail	10.1%	14,331,748
Semiconductors	8.6%	12,169,834
Telecommunications	3.0%	4,297,487

	100.0%	$141,364,450

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS
Argentina	$451,985	$451,985	$—	$—
Brazil	7,875,322	7,875,322	—	—
Chile	2,865,856	2,865,856	—	—
China	29,983,652	7,781,104	22,202,548	—
Egypt	1,170,480	—	1,170,480	—
Germany	1,521,843	—	1,521,843	—
Hong Kong	7,986,789	—	7,986,789	—
Hungary	3,316,825	—	3,316,825	—
India	14,869,950	772,404	14,097,546	—
Indonesia	8,259,734	—	8,259,734	—
Malaysia	3,609,584	—	3,609,584	—
Mexico	8,241,772	8,241,772	—	—
Peru	3,861,523	3,861,523	—	—
Philippines	2,162,820	—	2,162,820	—
Poland	2,767,205	—	2,767,205	—
Portugal	2,181,740	—	2,181,740	—
Russia	6,859,951	4,843,707	2,016,244	—
South Africa	8,037,104	4,910,993	3,126,111	—
South Korea	6,803,058	365,161	6,437,897	—
Taiwan	13,395,843	—	13,395,843	—
Thailand	2,518,932	758,965	1,759,967	—
Turkey	2,622,482	—	2,622,482	—

TOTAL COMMON STOCKS	141,364,450	42,728,792	98,635,658	—

PREFERRED STOCKS	5,351,039	5,351,039	—	—
SHORT-TERM INVESTMENTS	7,414,207	7,414,207	—	—

TOTAL INVESTMENTS	$154,129,696	$55,494,038	$98,635,658	$—

OTHER FINANCIAL INSTRUMENTS(1)
Forward Foreign Currency Contracts	$15,339	$—	$15,339	$—

TOTAL ASSETS - OTHER FINANCIAL INSTRUMENTS	$15,339	$—	$15,339	$—

(1)  Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of investments such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $6,918,910 was transferred from Level 1 into Level 2 at 03/31/19 as the Fund utilized third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open forward foreign currency contracts held by Emerging Markets Fund at March 31, 2019 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Appreciation	Unrealized Depreciation
Sell	Hong Kong Dollar	UBS Securities	05/24/2019	(184,249,048)	7.83581	$(23,529,065)	$(23,513,726)	$15,339	$—

Total								$15,339	$—

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value
COMMON STOCKS — 1.4%

Entertainment — 0.7%
Red Rock Resorts, Inc., Class A	33,259	$859,745

Real Estate — 0.7%
CBRE Group, Inc., Class A*	18,948	936,979

TOTAL COMMON STOCKS (Cost $1,757,127)		1,796,724

REAL ESTATE INVESTMENT TRUSTS — 97.2%

Apartments — 17.2%
American Homes 4 Rent, Class A	59,986	1,362,882
Apartment Investment & Management Co., Class A	58,062	2,919,938
Essex Property Trust, Inc.	21,579	6,241,510
Invitation Homes, Inc.	166,890	4,060,434
UDR, Inc.	173,286	7,877,581

		22,462,345

Building & Real Estate — 2.2%
Agree Realty Corp.	25,687	1,781,136
Realty Income Corp.	14,087	1,036,240

		2,817,376

Diversified — 15.3%
American Tower Corp.	32,802	6,463,962
Crown Castle International Corp.	27,971	3,580,288
Digital Realty Trust, Inc.	16,890	2,009,910
Lamar Advertising Co., Class A	18,552	1,470,431
SBA Communications Corp.*	32,030	6,395,110

		19,919,701

Healthcare — 9.6%
HCP, Inc.	19,875	622,087
Sabra Health Care REIT, Inc.	178,665	3,478,608
Welltower, Inc.	107,386	8,333,154

		12,433,849

Hotels & Resorts — 6.3%
Park Hotels & Resorts, Inc.	104,353	3,243,291
Pebblebrook Hotel Trust	45,639	1,417,547
VICI Properties, Inc.	163,251	3,571,932

		8,232,770

Industrial — 7.4%
CyrusOne, Inc.	51,954	2,724,468
Prologis, Inc.	96,306	6,929,217

		9,653,685

Manufactured Homes — 4.1%
Equity LifeStyle Properties, Inc.	11,766	1,344,854
Sun Communities, Inc.	33,880	4,015,457

		5,360,311

Office Property — 10.9%
Boston Properties, Inc.	16,705	2,236,465
Douglas Emmett, Inc.	56,662	2,290,278
Hudson Pacific Properties, Inc.	88,476	3,045,344
Kilroy Realty Corp.	36,440	2,767,983

	Number of Shares	Value

Office Property — (continued)
VEREIT, Inc.	460,289	$3,852,619

		14,192,689

Regional Malls — 1.7%
Taubman Centers, Inc.	24,561	1,298,786
The Macerich Co.	19,603	849,790

		2,148,576

Storage & Warehousing — 12.5%
Americold Realty Trust	28,219	860,962
Extra Space Storage, Inc.	46,317	4,720,165
Industrial Logistics Properties Trust	45,310	913,903
Iron Mountain, Inc.	38,319	1,358,792
Liberty Property Trust	40,812	1,976,117
Life Storage, Inc.	19,169	1,864,569
Public Storage	21,267	4,631,527

		16,326,035

Strip Centers — 3.7%
SITE Centers Corp.	123,409	1,680,830
Urban Edge Properties	106,378	2,021,182
Weingarten Realty Investors	39,683	1,165,490

		4,867,502

Telecommunications — 6.3%
Equinix, Inc.	18,196	8,245,699

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,507,769)		126,660,538

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $676,038)	676,038	676,038

TOTAL INVESTMENTS — 99.1% (Cost $113,940,934)		129,133,300

Other Assets & Liabilities — 0.9%		1,204,337

TOTAL NET ASSETS — 100.0%		$130,337,637

*	Non-income producing security.

REIT — Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
COMMON STOCKS	$1,796,724	$1,796,724	$—	$—
REAL ESTATE INVESTMENT TRUSTS	126,660,538	126,660,538	—	—
SHORT-TERM INVESTMENTS	676,038	676,038	—	—

TOTAL INVESTMENTS	$129,133,300	$129,133,300	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 57.7%
Penn Series Flexibly Managed Fund*	36,010	$2,117,725
Penn Series Index 500 Fund*	119,063	2,817,022
Penn Series Large Cap Growth Fund*	101,299	2,132,347
Penn Series Large Cap Value Fund*	192,440	5,553,830
Penn Series Large Core Value Fund*	321,219	6,295,896
Penn Series Large Growth Stock Fund*	15,255	706,019
Penn Series Mid Cap Growth Fund*	61,463	1,416,105
Penn Series Mid Cap Value Fund*	134,439	3,476,593
Penn Series Mid Core Value Fund*	147,760	3,500,424
Penn Series Real Estate Securities Fund*	88,772	2,137,622
Penn Series Small Cap Growth Fund*	47,491	2,101,478
Penn Series Small Cap Value Fund*	57,930	2,078,542
Penn Series SMID Cap Growth Fund*	47,093	1,406,187
Penn Series SMID Cap Value Fund*	183,634	4,853,448

TOTAL AFFILIATED EQUITY FUNDS (Cost $31,433,752)		40,593,238

AFFILIATED FIXED INCOME FUNDS — 9.0%
Penn Series High Yield Bond Fund*	102,260	1,411,183
Penn Series Limited Maturity Bond Fund*	395,401	4,922,739

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $6,055,606)		6,333,922

AFFILIATED INTERNATIONAL EQUITY FUNDS — 32.9%
Penn Series Developed International Index Fund*	519,625	6,978,567
Penn Series Emerging Markets Equity Fund*	630,476	7,691,812
Penn Series International Equity Fund*	286,214	8,483,382

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,714,882)		23,153,761

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $262,230)	262,230	262,230

TOTAL INVESTMENTS — 100.0% (Cost $57,466,470)		70,343,151

Other Assets & Liabilities — 0.0%		17,849

TOTAL NET ASSETS — 100.0%		$70,361,000

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$40,593,238	$40,593,238	$—	$—
AFFILIATED FIXED INCOME FUNDS	6,333,922	6,333,922	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	23,153,761	23,153,761	—	—
SHORT-TERM INVESTMENTS	262,230	262,230	—	—

TOTAL INVESTMENTS	$70,343,151	$70,343,151	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 56.7%
Penn Series Flexibly Managed Fund*	240,319	$14,133,147
Penn Series Index 500 Fund*	397,296	9,400,023
Penn Series Large Cap Growth Fund*	338,023	7,115,388
Penn Series Large Cap Value Fund*	642,128	18,531,823
Penn Series Large Core Value Fund*	1,071,843	21,008,125
Penn Series Large Growth Stock Fund*	50,906	2,355,916
Penn Series Mid Cap Growth Fund*	205,094	4,725,374
Penn Series Mid Cap Value Fund*	358,874	9,280,488
Penn Series Mid Core Value Fund*	394,435	9,344,166
Penn Series Real Estate Securities Fund*	296,221	7,133,001
Penn Series Small Cap Growth Fund*	105,645	4,674,788
Penn Series Small Cap Index Fund*	100,126	2,320,924
Penn Series Small Cap Value Fund*	193,297	6,935,481
Penn Series SMID Cap Growth Fund*	78,570	2,346,111
Penn Series SMID Cap Value Fund*	525,198	13,880,993

TOTAL AFFILIATED EQUITY FUNDS (Cost $94,674,336)		133,185,748

AFFILIATED FIXED INCOME FUNDS — 18.0%
Penn Series High Yield Bond Fund*	341,227	4,708,936
Penn Series Limited Maturity Bond Fund*	2,073,338	25,813,052
Penn Series Quality Bond Fund*	780,242	11,836,270

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $39,841,191)		42,358,258

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.9%
Penn Series Developed International Index Fund*	1,213,740	16,300,523
Penn Series Emerging Markets Equity Fund*	1,530,068	18,666,834
Penn Series International Equity Fund*	795,884	23,590,013

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $47,331,119)		58,557,370

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $1,198,248)	1,198,248	1,198,248

TOTAL INVESTMENTS - 100.1% (Cost $183,044,894)		235,299,624

Other Assets & Liabilities — (0.1)%		(212,920)

TOTAL NET ASSETS — 100.0%		$235,086,704

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$133,185,748	$133,185,748	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,358,258	42,358,258	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	58,557,370	58,557,370	—	—
SHORT-TERM INVESTMENTS	1,198,248	1,198,248	—	—

TOTAL INVESTMENTS	$235,299,624	$235,299,624	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 44.8%
Penn Series Flexibly Managed Fund*	312,114	$18,355,442
Penn Series Index 500 Fund*	386,993	9,156,266
Penn Series Large Cap Growth Fund*	292,672	6,160,752
Penn Series Large Cap Value Fund*	521,237	15,042,908
Penn Series Large Core Value Fund*	928,048	18,189,746
Penn Series Large Growth Stock Fund*	66,114	3,059,754
Penn Series Mid Cap Growth Fund*	266,368	6,137,117
Penn Series Mid Cap Value Fund*	349,573	9,039,947
Penn Series Mid Core Value Fund*	640,349	15,169,866
Penn Series Real Estate Securities Fund*	256,474	6,175,894
Penn Series Small Cap Growth Fund*	68,604	3,035,742
Penn Series Small Cap Index Fund*	130,040	3,014,337
Penn Series Small Cap Value Fund*	251,047	9,007,570
Penn Series SMID Cap Growth Fund*	102,045	3,047,056
Penn Series SMID Cap Value Fund*	454,746	12,018,934

TOTAL AFFILIATED EQUITY FUNDS (Cost $95,186,344)		136,611,331

AFFILIATED FIXED INCOME FUNDS — 38.2%
Penn Series High Yield Bond Fund*	664,755	9,173,614
Penn Series Limited Maturity Bond Fund*	3,671,929	45,715,515
Penn Series Quality Bond Fund*	4,053,327	61,488,976

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $106,045,114)		116,378,105

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.0%
Penn Series Developed International Index Fund*	1,125,970	15,121,782
Penn Series Emerging Markets Equity Fund*	1,241,995	15,152,344
Penn Series International Equity Fund*	723,557	21,446,218

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $39,600,664)		51,720,344

TOTAL INVESTMENTS — 100.0% (Cost $240,832,122)		304,709,780

Other Assets & Liabilities — 0.0%		14,540

TOTAL NET ASSETS — 100.0%		$304,724,320

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:
ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$136,611,331	$136,611,331	$—	$—
AFFILIATED FIXED INCOME FUNDS	116,378,105	116,378,105	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	51,720,344	51,720,344	—	—

TOTAL INVESTMENTS	$304,709,780	$304,709,780	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 32.5%
Penn Series Flexibly Managed Fund*	126,740	$7,453,608
Penn Series Index 500 Fund*	78,572	1,859,025
Penn Series Large Cap Growth Fund*	89,134	1,876,267
Penn Series Large Cap Value Fund*	158,744	4,581,354
Penn Series Large Core Value Fund*	282,641	5,539,758
Penn Series Mid Cap Value Fund*	70,975	1,835,406
Penn Series Mid Core Value Fund*	78,008	1,848,010
Penn Series Real Estate Securities Fund*	78,112	1,880,931
Penn Series Small Cap Index Fund*	0	1
Penn Series Small Cap Value Fund*	50,972	1,828,880
Penn Series SMID Cap Value Fund*	69,247	1,830,208

TOTAL AFFILIATED EQUITY FUNDS (Cost $23,229,608)		30,533,448

AFFILIATED FIXED INCOME FUNDS — 56.7%
Penn Series High Yield Bond Fund*	202,455	2,793,873
Penn Series Limited Maturity Bond Fund*	1,863,853	23,204,964
Penn Series Quality Bond Fund*	1,789,995	27,154,222

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $48,455,496)		53,153,059

AFFILIATED INTERNATIONAL EQUITY FUNDS — 9.9%
Penn Series Developed International Index Fund*	205,748	2,763,194
Penn Series Emerging Markets Equity Fund*	151,296	1,845,816
Penn Series International Equity Fund*	157,401	4,665,369

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,633,002)		9,274,379

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $501,242)	501,242	501,242

TOTAL INVESTMENTS — 99.6% (Cost $79,819,348)		93,462,128

Other Assets & Liabilities — 0.4%		341,707

TOTAL NET ASSETS — 100.0%		$93,803,835

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$30,533,448	$30,533,448	$—	$—
AFFILIATED FIXED INCOME FUNDS	53,153,059	53,153,059	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	9,274,379	9,274,379	—	—
SHORT-TERM INVESTMENTS	501,242	501,242	—	—

TOTAL INVESTMENTS	$93,462,128	$93,462,128	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value
AFFILIATED EQUITY FUNDS — 19.6%
Penn Series Flexibly Managed Fund*	78,536	$4,618,699
Penn Series Large Cap Value Fund*	59,011	1,703,058
Penn Series Large Core Value Fund*	116,746	2,288,220
Penn Series Mid Cap Value Fund*	21,987	568,580
Penn Series Mid Core Value Fund*	48,332	1,144,974
Penn Series Real Estate Securities Fund*	24,203	582,801
Penn Series SMID Cap Value Fund*	21,449	566,905

TOTAL AFFILIATED EQUITY FUNDS (Cost $9,687,459)		11,473,237

AFFILIATED FIXED INCOME FUNDS — 76.1%
Penn Series High Yield Bond Fund*	125,455	1,731,280
Penn Series Limited Maturity Bond Fund*	1,616,959	20,131,143
Penn Series Quality Bond Fund*	1,491,762	22,630,023

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $41,224,439)		44,492,446

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.0%
Penn Series Developed International Index Fund*	84,990	1,141,419
Penn Series International Equity Fund*	19,506	578,156

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,547,000)		1,719,575

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.36%) (Cost $830,113)	830,113	830,113

TOTAL INVESTMENTS — 100.1% (Cost $53,289,011)		58,515,371

Other Assets & Liabilities — (0.1)%		(63,123)

TOTAL NET ASSETS — 100.0%		$58,452,248

*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$11,473,237	$11,473,237	$—	$—
AFFILIATED FIXED INCOME FUNDS	44,492,446	44,492,446	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	1,719,575	1,719,575	—	—
SHORT-TERM INVESTMENTS	830,113	830,113	—	—

TOTAL INVESTMENTS	$58,515,371	$58,515,371	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.